UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-146073
Pre-Effective Amendment No.□
Post-Effective Amendment No. 10☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-21697
Amendment No. 67☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account-G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Your Life® Protection VUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser's life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain Riders.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser's primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents (continued)

In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage is Guaranteed
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments.
Investment Options
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
Where permitted by state law, the policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an annual effective rate, see Fixed Investment Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Investment Options Transfers.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains one Sub-Account for each of the underlying mutual funds offered in the policy.

Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the fixed investment options and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children's Term Insurance Rider
•	Long-term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	Extended Death Benefit Guarantee Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.

Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy's Cash Value potentially resulting in a Lapse of insurance coverage.
Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy's charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Investment Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the fixed investment options. Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the fixed investment options. See Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.

Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund's prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the fixed investment options except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $65 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Short-Term Trading Fee	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	Maximum: $10 per $1,000 transferred	Currently: $10 per $1,000 transferred
Illustration Charge[2]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered	Currently: $0
Surrender Charge[3]†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases	Maximum: $52.45 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$9.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.

[1]	The amounts reflected as maximum Sales Load and Premium Taxes (collectively "Premium Load") represent the maximum that may be charged in any policy year. Currently, the maximum Premium Load is only charged during the first five policy years when Premiums paid is less than the Commissionable Target Premium. On a current basis, the Premium Load will decrease the longer the policy remains In Force, see Premium Load.
[2]	The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from Cash Value.
[3]	The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 72, standard tobacco, the Base Policy Specified Amount and Total Specified Amount is $100,000, a full surrender is taken during the first policy year, and the aggregate first year Premium exceeds the surrender target premium. The minimum Surrender Charge calculation assumes the Insured is either male or female, any age, any underwriting classification, any amount of Premium was paid at any time, and a full surrender is taken in policy year 15, see Surrender Charges and Appendix C: Surrender Charge Examples.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge[1]†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an issue age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000, Death Benefit Option 1, and policy year one	Monthly	$0.10 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly	Maximum: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years	Currently: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20 per policy	Currently: $20 per policy
Underwriting and Distribution Charge[4]†	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.15 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually	Maximum: 4.5% of Indebtedness	Currently: 4.5% of Indebtedness
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male, issue age 45, policy year 75, standard tobacco, and a Base Policy Specified Amount of $100,000. The minimum calculation assumes: the Insured is either male or female, Attained Age 121, any underwriting classification, any Base Policy Specified Amount, and any policy year on or after the policy anniversary the Insured reached Attained Age 121. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge.
[3]	The maximum Mortality and Expense Risk Charge represents the maximum amount that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts. Currently, the maximum is only charged during the first 15 policy years when Cash Value allocated to the variable Sub-Accounts is $250,000 or less. On a current basis, the Mortality and Expense Risk Charge will decrease the longer the policy remains In Force and/or as greater amounts of Cash Value are allocated to the Sub-Accounts.
[4]	The maximum Underwriting and Distribution Charge calculation assumes: policy year one, an issue age of 85, and Base Policy Specified Amount of $250,000. The minimum charge calculation assumes: a policy in effect in years eight and thereafter as measured from the Policy Date for the initial Base Policy Specified Amount, the Insured is either male or female, any age, any underwriting classification, and any Base Policy Specified Amount.
5
The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses associated with Riders that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit Rider Charge[1]†
Administrative Expense Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, and an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premiums	Currently: $0.14 for each $1,000 of aggregate Premiums
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge[2]†	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge[3]†	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Rider Specified Amount

Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Accidental Death Benefit Rider Charge[4]†	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Rider Specified Amount
Premium Waiver Rider Charge[5]†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an issue age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge[6]†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.05 per $1,000 of Rider Death Benefit
Waiver of Monthly Deductions Rider Charge[7]†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an issue age 35 male preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Extended Death Benefit Guarantee Rider[8]†	Monthly	Maximum: $0.16 per $1,000 of Base Policy Specified Amount covered by Rider	Minimum: $0.01 per $1,000 of Base Policy Specified Amount covered by Rider
Representative: an issue age 35 male preferred non-tobacco with an Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration, and Base Policy Specified Amount and Total Specified Amount of $500,000	Monthly	$0.06 per $1,000 of Base Policy Specified Amount covered by Rider
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
[1]	The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit. The maximum Accelerated Death Benefit Rider Charge calculation assumes: an interest rate discount of 15%, a risk charge of 5%, and a one year life expectancy for the Insured. The minimum charge calculation assumes: an interest rate discount of 4%, a risk charge of 2%, and a life expectancy for the Insured that is less than or equal to three months.
[2]	The maximum Long-Term Care Rider Charge calculation assumes: the Insured is a female, Attained Age 99, standard tobacco with a Substandard Rating of table P. The minimum charge calculation assumes: the Insured is either male or female, Attained Age 100, and any underwriting classification. In some states, the Long-Term Care Rider cost of insurance charge is based on issue age instead of Attained Age.

[3]	The maximum Spouse Life Insurance Rider Charge calculation assumes: the Insured is a male, Attained Age 69, standard tobacco with a Substandard Rating of table F, a flat extra charge of $1.25 per $1,000 per month, and a Spouse Life Insurance Rider Specified Amount of $25,000. The minimum charge assumes: the Insured is female, Attained Age 21, standard non-tobacco, no Substandard Rating or flat extra charge, and a Spouse Life Insurance Rider Specified Amount of $100,000.
[4]	The maximum Accidental Death Benefit Rider Charge calculation assumes: the Insured is Attained Age 69, with a Substandard Rating of table P. The minimum charge calculation assumes: the Insured is Attained Age 5, with no Substandard Rating.
[5]	The maximum Premium Waiver Rider Charge calculation assumes: monthly Premium payments of $1,000, the Insured is a female, Attained Age 64, with a Substandard Rating of table H. The minimum charge calculation assumes: monthly Premium payments of $1,000, the Insured is male, Attained Age 18, and any underwriting classification.
[6]	The monthly Additional Term Insurance Rider Charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit. The maximum charge calculation assumes: the Insured is either male or female, Attained Age 119, policy year 75, any underwriting classification, and any Total Specified Amount. The minimum charge calculation assumes: the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
[7]	The maximum Waiver of Monthly Deductions Rider Charge calculation assumes: the Insured is Attained Age 64, with a Substandard Rating of table H. The minimum charge calculation assumes: the Insured is male, Attained Age 18, with no Substandard Rating.
[8]	The maximum Extended Death Benefit Guarantee Rider Charge calculation assumes: the Insured is either sex, any issue age, any underwriting classification, a lifetime guarantee duration is elected, and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider. The minimum charge calculation assumes: the Insured is female, issue age 18, select preferred non-tobacco, a 20-year guarantee duration is elected, and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.28%	4.21%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Investment Options
Nationwide's obligations under the fixed investment options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed investment options.
Because of exemptive and exclusionary provisions, interests in the fixed investment options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment options. Disclosure regarding the fixed investment options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the fixed investment options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.

There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account. The Long-Term Fixed Account may not be available in the state where the policy is issued. The effective annual rate Nationwide declares for the fixed investment options will never be less than 3%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the fixed investment options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the fixed investment options is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide's claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Investment Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options, see Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dimensional
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.

Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account's Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." See Appendix A: Sub-Account Information for a complete list of available underlying mutual funds, including those that assess short-term trading fees.

U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Investment Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options.
Transfers to and/or from the fixed investment options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year
•	Only one transfer to and/or from may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted
•	Transfers to that would result in the Fixed Account value exceeding 30% of the total Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
(1)	$5,000; or
(2)	10% of the policy's Long-Term Fixed Account value as of the last monthly policy anniversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Investment Option Restriction
When Cash Value is allocated to more than one fixed investment option, Nationwide may refuse initial Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed investment options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed investment options may be credited interest at different rates, see Fixed Investment Options. Transfers from the fixed investment options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835

•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide's underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
Any modification or waiver of Nationwide's rights or requirements under the policy must be in writing and signed by Nationwide's president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember that the portion of any amounts allocated to Nationwide's general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide's claims paying ability.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide's approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide's approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the age of zero and Attained Age 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.

Initial Premium Payment
The required initial Premium payment amount is stated on the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the fixed investment options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed investment options based upon the allocation instructions in effect at the time, on the next Valuation Period.

Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force . It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed investment options allocations:
1.	Nationwide may refuse Premium allocations, including initial Premium, to the fixed investment options that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value; and
2.	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, will not be permitted:
a.	to exceed $500,000 in any 12 month period (determined on a rolling basis considering any Premium payment allocations during the 12 months prior to the Valuation Period during which we receive a Premium payment); and/or
b.	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.
Nationwide may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the fixed investment options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.

Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a policy owner may elect to transfer 100% of the policy's Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account;
•	any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•	a Mortality and Expense Risk Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide's available fixed benefit individual life insurance policies. This type of policy exchange is not a contractual right of the policy in all states and where permitted by law, Nationwide may refuse such a request. Policy exchanges are subject to Nationwide's approval, payment of all the costs associated with the exchange, and the Insured satisfying current underwriting standards of insurability applicable to the new policy. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.

After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide's approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send semi-annual and annual statements that show:
•	the Total Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.

Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the fixed investment options, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status. The policy owner can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, Nationwide's investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount  and Spouse Life Insurance Rider Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The guaranteed maximum Sales Load is equal to an annualized rate of $65 per $1,000 of Premium.
Currently, the Sales Load is based on the following schedule:
Policy Year	Premium up to the Commissionable Target Premium	Premium in excess of the Commissionable Target Premium
1-5	6.5%	2.5%
6-15	4.5%	1.5%
16+	1.5%	1.5%
Commissionable Target Premium
The Commissionable Target Premium referred to above is the amount of premium Nationwide needs to recoup the cost of the initial sales expense and future maintenance costs of the policy. The Commissionable Target Premium varies by individual characteristics of the Insured. An Illustration may be obtained through a registered representative or by contacting the Service Center.
Nationwide may waive the Sales Load on the initial Premium paid into this Policy as part of a Nationwide sponsored exchange program to another policy as permitted under the securities laws and/or rules or by order of the SEC.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.

Short-Term Trading Fees
Some mutual funds offered under the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.
Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.
For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, see Appendix A: Sub-Account Information.
If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by Nationwide or the separate account.
When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to Short-Term Trading Fees, including:
•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs (if available);
•	policy loans;
•	full or partial surrenders; or
•	payment of the Proceeds.
New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and fixed investment options. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and fixed investment options allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
The surrender charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target factor varies by the Total Specified Amount and the Insured's age when the policy was issued. A table showing the Administrative Target Factors can be found in Appendix C: Surrender Charge Examples.
The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all Premium payments received during the first policy year. The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies by the Insured's sex and the Insured's Issue Age. A table showing the Surrender Target Factors can be found in Appendix C: Surrender Charge Examples.
The initial Surrender Charge is the sum of the underwriting component and the surrender charge percentage. The surrender charge percentage that varies by the Insured's Issue Age, sex, underwriting class, Total Specified Amount, death benefit option, and ranges between 24% to 65% of the sales component. A table showing the applicable Surrender Charge Percentage can be found in Appendix C: Surrender Charge Examples.
Generally, surrender charges will be greater for Insureds who are older or in poor health and less for Insureds who are younger or in good health. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. In addition, surrender charges will increase with the amount of Premium received in the first policy year, or first year after a Base Policy Specified Amount increase, up to the maximum surrender charge Nationwide is permitted by law to assess for this policy. Beyond this point, increasing the first year Premium will not impact surrender charges.
Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
*	The surrender charge duration may vary based on the law in the state where the policy is issued.
Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount increase segment is only 81% of the Surrender Charge for a corresponding initial Base Policy Specified Amount segment.  The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.

Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
Surrender Charge Waiver
Nationwide will waive the surrender charge if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Exchanging the Policy section, subject to the following:
•	the exchange and waiver are subject to new evidence of insurability and Nationwide's underwriting approval; and
•	the policy owner has not invoked any of these Riders:
❍	Premium Waiver Rider;
❍	Waiver of Monthly Deductions Rider; or
❍	Long-Term Care Rider.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and fixed investment options allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide's expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable). The cost of insurance rate is based on Nationwide's expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy's Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy's Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
A Mortality and Expense Risk Charge is deducted from the policy's Cash Value allocated to the Sub-Accounts on the Policy Date and each monthly anniversary of the Policy Date. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.

The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $8.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 1-15, and $3.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 16 and later. Currently, the amount assessed is based on the following schedule:
Cash Value	Policy Years 1 – 15	Policy Years 16+
Charge for first $250,000 of Cash Value allocated to Sub-Accounts	$8.00 per $1,000	$3.00 per $1,000
Charge for Cash Value allocated to Sub-Accounts in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $20 per month in the first policy year and $5 per month thereafter. The maximum guaranteed charge is $20 per month in the first policy year and $10 per month thereafter.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge will be assessed for seven years for policies issued with issue ages 0-39, and five years for policies issued with issue age 40 or older, as measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.
The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the amount of the Underwriting and Distribution Charge is assessed based on the following schedule:
Current Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-35	$ 0.15	$0.05
36-39	$0.16	$0.05
40-50	$0.17	$0.05
51-55	$0.18	$0.05
56-60	$0.19	$0.05
61+	$0.20	$0.05
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.

Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total compensation will not exceed the maximum (135% of first year Premiums and 3% of renewal Premium after the first year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.20% of the non-loaned Cash Value per year.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.

Information on Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which includes reducing the prices of the policies, paying expenses that Nationwide or its affiliates incurs in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Received
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy and underlying mutual fund fees and charges have a direct effect on the policy's investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy's Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
The Overloan Lapse Protection Rider prevents the policy from Lapsing due to Indebtedness by providing a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will vary based upon the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available to be withdrawn without the imposition of federal income tax have been withdrawn.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.

Note: The Long-Term Care Rider, the Spouse Life Insurance Rider, the Extended Death Benefit Guarantee Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
1.	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
2.	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted.
3.	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the fixed investment options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor shown in the Rider.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.
Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).

If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy's Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured would have reached Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, or until the Rider is terminated by written request to the Service Center.
Children's Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children's Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Children's Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist them with the expenses associated with their nursing home care or home health care. Benefit payments represent an advance of a portion of the Base Policy Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. In addition, if the remaining Death Benefit is less than 10% of the initial Total Specified Amount when the Insured dies and the policy is In Force, a residual Death Benefit of 10% of the initial Total Specified Amount minus any Indebtedness and partial surrenders will be paid.
The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:

1.	2% of Long-Term Care Specified Amount in effect; or
2.	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of Home Health Care benefits and Long-Term Care Facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the initial Total Specified Amount minus Indebtedness and partial surrenders.
A policy owner may request to receive a monthly benefit less than the maximum subject to a minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
The Long-Term Care Specified Amount, elected at issue, represents the maximum accumulation of Long-Term Care Benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Base Policy Specified Amount (including the Additional Term Insurance Rider) and no more than the Total Specified Amount.
Decreases in the Base Policy Specified Amount, and/or Additional Term Insurance Rider Specified Amount, if elected, will result in a corresponding decrease in Long-Term Care Rider Specified Amount only if the Total Specified Amount is less than the Long-Term Care Rider Specified Amount after the decrease.
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require evidence of insurability. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded to the policy owner, see Right to Cancel (Examination Right).
Invoking the Rider
To invoke this Rider, the Insured must be: (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of days of Long-Term Care Facility stay or days of Home Health Care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all your prospective long-term care costs. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See your tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate when the maximum lifetime benefit under the Rider has been paid, the policy matures, the Insured dies, the Overloan Lapse Protection Rider is invoked, the Rider is terminated by written request to the Service Center, or the policy is terminated.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Long-Term Care Rider Charge
A monthly Long-Term Care Rider Charge is deducted if this Rider is elected. The Long-Term Care Rider Charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of the Long-Term Care Rider's Net Amount At Risk and a long-term care cost of insurance rate. Because this Rider has no Cash Value, the Net Amount At Risk is defined as the lesser of the Long-Term

Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide's expectations as to the Insured's potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states issue age), underwriting class, and any Substandard Ratings.
The Long-Term Care Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations. Because the Long-Term Care Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Note: Upon meeting the requirements for benefits under this Rider, the Long-Term Care Rider Charge will be waived for the duration of the Rider benefit payment period; however, all other monthly deductions will continue to be charged. Additionally, loans or partial surrenders will not be permitted while receiving benefits under the Rider. If the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being received under the Rider, the policy will not lapse and monthly deductions will be waived while the Rider benefit is being paid. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Insured is no longer receiving benefits associated with the Long-Term Care Rider, additional Premium may be necessary to prevent the policy from Lapsing.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures, or until the Rider or policy is terminated by written request to the Service Center.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse's insurability is required for conversion. The following are required to exercise this conversion right:
1.	the request must be submitted in writing to the Service Center;
2.	the conversion right must be exercised while both:
a.	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
b.	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
3.	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
a.	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide's policy issuance guidelines at the time; but
b.	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
4.	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
5.	the Premium for the new policy will be based on the rates in effect on the date of conversion;
6.	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
7.	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide's consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.

Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide's expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accelerated Death Benefit Rider
The benefit associated with the Accelerated Death Benefit Rider is the ability to accelerate receipt of the Base Policy Specified Amount if the Insured has a non-correctable terminal illness that results in the Insured's remaining life expectancy being 12 months or less.
Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted.
The Rider is elected and therefore attached to the policy at the time a claim is made and approved by Nationwide. The Rider is effective on the date Nationwide approves the claim. Coverage under the Rider is only applied to the Base Policy Specified Amount. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in Accelerated Death Benefit Rider Specified Amount. Accelerated benefits under the Rider are not available on any other Riders that may be part of the policy.
The following restrictions on coverage apply to the Rider:
•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.
•	The Rider cannot be elected while the policy is being kept In Force by the Extended Death Benefit Guarantee Rider.
•	The effective date of the Rider must be at least two years before the Maturity Date.
•	Benefit amounts to be accelerated must not be subject to the policy's incontestability period (two years from the date coverage is effective).
•	The Base Policy Specified Amount as of the Rider effective date must be at least $50,000.
•	The accelerated death benefit may not be used if it is subject under law to the claims of any creditors.
Accelerated Death Benefit Rider Charges
Two charges are assessed in connection with the Rider: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the benefit payment to compensate Nationwide for claims processing and other administrative expenses.
The Rider Charge has two components: the interest rate discount component and the risk charge component. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider data page.
The interest rate used for the interest rate discount component will never be greater than 15%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody's Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%. In the event that of Moody's Corporate Bond Yield- Monthly Average Corporates is no longer published, Nationwide will use a substantially similar average, established by the applicable state's insurance Commissioner.
The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy's Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the Accelerated Death Benefit Payment during the 12-month period following the Rider Effective Date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider data page. The maximum risk charge percentage is 5%.

Calculation of the Accelerated Death Benefit
When making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the Accelerated Death Benefit Rider Percentage, or Rider Percentage. The net amount of the accelerated Death Benefit is determined by taking the product of the Rider Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; and (3) the product of the Rider Percentage and Indebtedness.
The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	Accelerated Death Benefit
RP	=	Rider Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
For example: Assume the Base Policy Specified Amount is $100,000 and the Rider Percentage of the Base Policy Specified Amount is 50%. Also assume that there are aggregate outstanding policy loans in the amount of $10,000 and there is unpaid Premium of $500. The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.
Using the above assumptions, here is how the accelerated Death Benefit would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750
Eligibility and Conditions for Payment
The following eligibility and conditions apply for payment under the Rider:
•	The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance elected via Rider under the policy.
•	Nationwide must receive the application for benefits under the Rider at the Service Center in writing.
•	Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness resulting in the Insured having a remaining life expectancy of 12 months or less. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness resulting in a remaining life expectancy of 12 months or less. A certifying physician cannot be the Insured, owner, beneficiary or a relative of any of these parties. Nationwide may also rely on additional expert medical opinions and may choose to rely on these opinions to the exclusion of the certifying physician in making a payment determination.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide's underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, until the benefit has been paid, or until the Rider is terminated by written request to the Service Center.

Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide's expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options allocations. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires (unless a benefit is being paid under the Rider) or until the Rider is terminated by written request to the Service Center.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide's expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force.The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Change of Insured Rider
The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured. This Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The costs and benefits under the policy after the change of Insured will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the date the Insured is changed will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages.
This Rider may be elected at the time of application or at any time while the policy is In Force. Coverage on the new Insured will become effective on the change date. Coverage on the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
1.	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
2.	The new Insured may be required to submit evidence of insurability.
3.	The new Insured must satisfy Nationwide's underwriting requirements.
4.	The policy must be In Force and not be in a Grace Period at the time of the change.
5.	The new Insured must have been at least age 18 on the Policy Date.
6.	The policy owner must make written application to change the Insured to the Service Center.
7.	This rider will terminate if benefits under the Extended Death Benefit Guarantee Rider begin. If benefits under this rider are invoked, the Extended Death Benefit Guarantee Rider will terminate.
The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured. However, it will have no impact on the policy's Total Specified Amount.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without theAdditional Term Insurance Rider.
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	The date the Insured dies;
•	The Maturity Date of the base policy;
•	The date the Rider and/or base policy Lapse; or
•	The date the policy terminates for any reason.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.

Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy allows longer coverage for issue ages under Attained Age 70, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide's expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Waiver of Monthly Deductions Rider
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide's expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.

The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, carefully review the Guaranteed Policy Continuation Provision. If the Lapse protection afforded under that provision of the policy is satisfactory, then this Rider should not be purchased. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, see Allocation Restrictions below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, see Interaction with Other Riders below.
If the policy owner does not meet one of the Premium testing methods described in How this Rider Operates, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 20 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.
Allocation Restrictions
Only certain investment options are available when the Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund's investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations.
The following allocations are permitted under this Rider:
•	the Fixed Account; and/or
•	any combination of the Sub-Accounts listed below:
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 3
Certain Sub-Accounts may or may not be available depending upon when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability.
Allocations or transfers to investment options other than those listed above are not permitted while this Rider is In Force. Nationwide reserves the right to modify the list of Rider investment options upon written notice.
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed above. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide's risk that the Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner's elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's sex, issue age, underwriting class, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.

(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
•	increasing the Base Policy Specified Amount;
•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount the test under the Monthly Premium Method is satisified.
Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide's approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;
•	changing the death benefit option; or
•	changing the underwriting classification of the Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.

How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Premium Waiver Rider
If the Premium Waiver Rider was elected, the benefits provided by that Rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10-Year Paid-Up Method tests subject to the following:
•	when qualifying for the benefit under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•	the benefit provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and
•	if the benefit provided by the Premium Waiver Rider in the form of Premium payments is not sufficient to satisfy the Monthly Premium Method or 10-Year Paid-Up Method tests, the policy owner may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.
Waiver of Monthly Deductions Rider
If the Waiver of Monthly Deductions Rider was elected, then upon qualifying for benefits under that Rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while the policy owner is receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.
Long-Term Care Rider
If the Long-Term Care Rider was elected, then upon qualifying for benefits under that Rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the policy's Cash Value. Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.
If the Long-Term Care Rider Specified Amount is greater than the Guarantee Amount, then upon commencement of benefits under the Rider and after termination of the Additional Term Insurance Rider, if applicable, the Long-Term Care Rider Specified Amount will be reduced so that it equals the Base Policy Specified Amount after invocation of the Rider.
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.

Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insured's sex, issue age, underwriting class, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the free look period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard

Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the fixed investment options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner's program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
1.	Payment type:
a.	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or

b.	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
2.	Illustration assumptions:
a.	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
b.	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
c.	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
1.	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
a.	the policy's cost basis is reduced to zero;
b.	a partial surrender within the first 15 policy years would be a taxable event;
c.	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.
3.	Programs will terminate on the earliest of the following:
a.	Nationwide's receipt at the Service Center of a written request to terminate participation;
b.	at the time the policy enters a Grace Period or terminates for any reason;
c.	at the time of a requested partial surrender or policy loan outside the program;
d.	upon a change of policy owner;
e.	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
f.	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
g.	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
h.	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Gurantee Rider, and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. Loan requests must be submitted in writing to the Service Center.

Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any Surrender Charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Nationwide will only transfer amounts from the Long-Term Fixed Account if the Sub-Account and  Fixed Account allocations are depleted.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the fixed investment options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.90% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the fixed investment options in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;

•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the fixed investment options in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise. If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account. Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted: 1) to exceed $500,000 in any 12-month period (determined on a rolling basis considering any loan repayment allocations during the 12 months prior to the Valuation Period during which we receive a loan repayment); and/or 2) if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or, if elected, by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a guaranteed policy continuation provision referred to as the Initial Death Benefit Guarantee Period and shown on the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, the Total Specified Amount and any Riders elected.
If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.

Duration of the Initial Death Benefit Guarantee Period
The Initial Death Benefit Guarantee Period begins when Nationwide issues the policy. The duration of the Initial Death Benefit Guarantee Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Insured's Issue Age on the Policy Date:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to the lesser of three times the current monthly deductions, or the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect, if applicable. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may reinstate a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
The effective date of a reinstated policy, including any reinstated Riders, will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the Surrender Charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner's written surrender request at the Service Center. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to six months.

Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
1.	Mortality and Expense Risk Charge; plus
2.	Administrative Per Policy Charge; plus
3.	the monthly cost of any additional benefits provided by any Riders; plus
4.	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the fixed investment options.
Nationwide will surrender amounts allocated to the Long-Term Fixed only if there is insufficient value in the Sub-Accounts and the Fixed Account. The total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period is limited to the greater of:
(1)	$5,000; or
(2)	10% of the Cash Value in the Long-Term Fixed Account determined as of the monthly policy anniversary, coinciding with or last preceding the date 12 months prior to the beginning of the Valuation Period during which Nationwide received the request. If the request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated on the Policy Data Page. The amount of the accumulated premium account will be no less than zero and no greater than twice the Total Specified Amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage set out in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.

Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.

The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrendering the Policy; Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any partial surrenders;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if applicable, the Long-Term Care Rider will remain in effect;
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.

At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from the fixed investment options and/or on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units. Proceeds are paid from Nationwide's general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee's life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee's estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12-, 6-, 3-, or 1-month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee's death. Nationwide will make no payments to the payee's estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide's approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
In general, in 2011 and 2012, an estate of less than $5,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, the GSTT tax has been repealed for 2010; however, ATRA permanently provides for a GSTT rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrendering the Policy; Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child)); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.

Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value). Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Terminal Illness
Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds (see, "Taxation of Death Benefits").
Long-Term Care Insurance
A long-term care rider issued with a life policy or one that is subsequently added to the policy is intended to meet the requirements of a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code. Payments made under the qualified long-term care rider will generally be excluded from income under the Code.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for Federal tax purposes. The Federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has have recovered all of their investment in the contract.
The payment of benefits made to the policy owner of the long-term care rider as well as any deductions from the cash value of the life policy to pay for long-term care rider charges during the calendar year will be reported on a Form 1099-LTC.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life and Annuity Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets. The separate account's assets are held separately from Nationwide's other assets and are not part of Nationwide's general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of his or her money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.

The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the consolidated financial statements of Nationwide Life and Annuity Insurance Company and subsidiary (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide's ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	To seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seek high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dimensional - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Dimensional - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.

Dimensional - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Dimensional - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	To maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation. Its secondary goal is income.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	To provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth ofcapital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLCinvestment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Fund
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accelerated Death Benefit Payment – The actual benefit amount that will be paid under the Accelerated Death Benefit Rider if the eligibility and conditions for payment are met. The benefit amount paid is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's age based on their birthday nearest the Policy Date plus the number of full years since the Policy Date. If the last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the fixed investment options.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The maximum accumulation of benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. This amount is elected at the time the Rider is issued.
Long Term Fixed Account – An investment option that is funded by Nationwide's general account.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company, us, we, or our.
Net Accumulated Premiums – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.

Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount elected multiplied by the Base Policy Specified Amount, when a payment is requested under the Accelerated Death Benefit Rider. Policy owners do not receive the unadjusted amount because it does not include risk charges and adjustments made due to the premature payment of the Base Policy Specified Amount.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Appendix C: Surrender Charge Examples
The information in this Appendix can be used to calculate the Surrender Charge for a policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The examples shown below utilize excerpts of the full tables that are provided at the end of this Appendix.
Surrender Charge Calculation
The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d). To calculate the actual surrender charge based on surrender in a particular policy year, multiply by (e); and, if applicable, multiply by (f); where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year;
(p)	=	the surrender charge percentage in the range 24% - 65% which varies by age, sex, and risk classification from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charge" section of this prospectus; and
(f)	=	a Surrender Charge reduction factor applicable only to Base Policy Specified Amount increases, 0.60 in all cases.
Surrender Charge Examples
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" table in the "In Summary: Fee Tables" section of the prospectus. The examples utilize portions of the larger tables provided at the end of this Appendix.
The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 72; standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premiums paid in the first year are $10,000; a full surrender is taken during the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 69.148 =$6,914.80	(d)	=	8.20
(b)	=	$10,000	(e)	=	100%
(p)	=	0.64	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[$6,914.80 x (0.64) + $100 x 8.20] x 100%
	=	[$4,425.47 + $820] x 100%
	=	$5,245.47 which corresponds to $52.45 per $1,000 of Base Policy Specified Amount ($5,245.47 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$5,245.47 x 77.5% =$4,065.24 which corresponds to $40.65 per $1,000 of Base Policy Specified Amount ($4,065.24 / $100).

The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 0; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $2,000; a full surrender is taken during the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 1.316 =$658.00	(d)	=	4.00
(b)	=	$2,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[$658.00x (0.65) + $500 x 4.00] x 100%
	=	[$427.70 + $2,000] x 100%
	=	$2,427.70 which corresponds to $4.86 per $1,000 of Base Policy Specified Amount ($2,427.70 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$2,427.70 x 87.5% =$2,124.24 which corresponds to $4.25 per $1,000 of Base Policy Specified Amount ($2,124.24 / $500).
The representative surrender charge calculation assumes: the Insured is a male; issue age 35; preferred non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $7,000; and a complete surrender of the policy in the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[$3,690 x (0.65) + $500 x 4.50] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.13 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).

The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase. For this example, assume: the Insured is a male; issue age 35; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $6,000; the Policy Date is January 1, 2005; and the policy is completely surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[$3,912.50 x (0.65) + $500 x 4.50] x 100%
	=	[$2,543.13+ $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006. Note: the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Band 4 is applicable because the Base Policy Specified Amount $600,000 is used to determine Band. The first year premium paid applicable to the increase is $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	0.60
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[$822.40 x (0.65) + $100 x 4.55] x 100%] x 0.60
	=	[$534.56 + $455.00] x 100%] x 0.60
	=	$989.56 x 0.60
	=	$593.74 which corresponds to $5.94 per $1,000 of Base Policy Specified Amount ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.
For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, = 80.0%, the applicable surrender charge is:
SC	=	$4,793.13 x 80.0% =$3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, = 95.0%, (note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount) the applicable surrender charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.64 per $1,000 of Base Policy Specified Amount ($564.05 / $100).

The combined surrender charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.33 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).
Tables used to Calculate the Examples
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
*	The surrender charge duration may vary based on the law in the state where the policy is issued.
Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
72	57.393	60.850	69.148	46.433
Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
0	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
72	64.0%	65.0%
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55

Issue Age	Band 2	Band 3	Band 4	Band 5
72	8.20	6.05	6.05	6.05
[1]	"Bands" in the tables correspond to particular ranges of Total Policy Specified Amount. If there are increases, the Total Specified Amount is used:

Band 2	=	Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3	=	Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4	=	Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Total Specified Amounts equal to or greater than $1,000,000.
Full Tables
Surrender Target Factor
Male Insureds
Issue Age	Standard Non- tobacco	Preferred Non- tobacco	Preferred Plus Non- tobacco	Preferred Tobacco	Standard Tobacco
0	1.673	n/a	n/a	n/a	n/a
1	1.717	n/a	n/a	n/a	n/a
2	1.780	n/a	n/a	n/a	n/a
3	1.854	n/a	n/a	n/a	n/a
4	1.939	n/a	n/a	n/a	n/a
5	2.029	n/a	n/a	n/a	n/a
6	2.126	n/a	n/a	n/a	n/a
7	2.227	n/a	n/a	n/a	n/a
8	2.334	n/a	n/a	n/a	n/a
9	2.446	n/a	n/a	n/a	n/a
10	2.564	n/a	n/a	n/a	n/a
11	2.689	n/a	n/a	n/a	n/a
12	2.820	n/a	n/a	n/a	n/a
13	2.953	n/a	n/a	n/a	n/a
14	3.092	n/a	n/a	n/a	n/a
15	3.236	n/a	n/a	n/a	n/a
16	3.380	n/a	n/a	n/a	n/a
17	3.526	n/a	n/a	n/a	n/a
18	3.674	3.465	3.340	3.966	4.175
19	3.827	3.610	3.479	4.132	4.349
20	3.987	3.761	3.625	4.304	4.531
21	4.156	3.920	3.778	4.487	4.723
22	4.334	4.088	3.940	4.679	4.925
23	4.522	4.265	4.111	4.882	5.139
24	4.720	4.452	4.291	5.096	5.364
25	4.930	4.650	4.482	5.322	5.602
26	5.151	4.858	4.682	5.560	5.853
27	5.382	5.076	4.893	5.810	6.116
28	5.626	5.306	5.114	6.073	6.393
29	5.884	5.549	5.349	6.352	6.686
30	6.159	5.809	5.599	6.649	6.999
31	6.452	6.086	5.866	6.965	7.332
32	6.765	6.380	6.150	7.303	7.687
33	7.097	6.694	6.452	7.662	8.065
34	7.450	7.027	6.773	8.043	8.466
35	7.825	7.380	7.114	8.447	8.892
36	8.224	7.756	7.476	8.878	9.345
Issue Age	Standard Non- tobacco	Preferred Non- tobacco	Preferred Plus Non- tobacco	Preferred Tobacco	Standard Tobacco
37	8.644	8.153	7.858	9.332	9.823
38	9.091	8.575	8.265	9.814	10.331
39	9.564	9.020	8.694	10.325	10.868
40	10.064	9.492	9.149	10.864	11.436
41	10.593	9.992	9.630	11.436	12.038
42	11.154	10.520	10.140	12.041	12.675
43	11.745	11.078	10.678	12.680	13.347
44	12.371	11.668	11.246	13.355	14.058
45	13.029	12.289	11.845	14.066	14.806
46	13.724	12.944	12.476	14.815	15.595
47	14.458	13.637	13.144	15.609	16.430
48	15.235	14.370	13.850	16.447	17.313
49	16.066	15.153	14.606	17.344	18.257
50	16.954	15.991	15.413	18.303	19.266
51	17.903	16.886	16.275	19.327	20.344
52	18.916	17.841	17.196	20.420	21.495
53	19.993	18.857	18.175	21.583	22.719
54	21.137	19.936	19.215	22.818	24.019
55	22.350	21.080	20.318	24.128	25.398
56	23.633	22.290	21.485	25.513	26.856
57	24.993	23.573	22.721	26.981	28.401
58	26.435	24.933	24.032	28.538	30.040
59	27.980	26.391	25.437	30.206	31.796
60	29.637	27.953	26.942	31.994	33.678
61	31.407	29.623	28.552	33.906	35.690
62	33.292	31.401	30.266	35.940	37.832
63	35.291	33.285	32.082	38.098	40.103
64	37.407	35.282	34.006	40.383	42.508
65	39.654	37.401	36.049	42.808	45.061
66	42.044	39.655	38.222	45.388	47.777
67	44.601	42.067	40.546	48.149	50.683
68	47.355	44.664	43.050	51.121	53.812
69	50.326	47.467	45.751	54.330	57.189
70	53.553	50.510	48.685	57.813	60.856
71	57.052	53.811	51.866	61.590	64.832
72	60.850	57.393	55.318	65.691	69.148
73	64.922	61.233	59.020	70.086	73.775

Issue Age	Standard Non- tobacco	Preferred Non- tobacco	Preferred Plus Non- tobacco	Preferred Tobacco	Standard Tobacco
74	69.310	65.372	63.009	74.823	78.761
75	74.065	69.857	67.332	79.957	84.165
76	79.229	n/a	n/a	n/a	90.033
77	84.854	n/a	n/a	n/a	96.425
78	90.966	n/a	n/a	n/a	103.37
79	97.574	n/a	n/a	n/a	110.879
Issue Age	Standard Non- tobacco	Preferred Non- tobacco	Preferred Plus Non- tobacco	Preferred Tobacco	Standard Tobacco
80	104.679	n/a	n/a	n/a	118.953
81	112.323	n/a	n/a	n/a	127.640
82	120.494	n/a	n/a	n/a	136.925
83	129.291	n/a	n/a	n/a	146.922
84	138.796	n/a	n/a	n/a	157.723
85	149.046	n/a	n/a	n/a	169.370
Female Insureds
Issue Age	Preferred Plus Non- tobacco	Preferred Non- tobacco	Standard Non- tobacco	Preferred Tobacco	Standard Tobacco
0	n/a	n/a	1.316	n/a	n/a
1	n/a	n/a	1.375	n/a	n/a
2	n/a	n/a	1.429	n/a	n/a
3	n/a	n/a	1.491	n/a	n/a
4	n/a	n/a	1.558	n/a	n/a
5	n/a	n/a	1.631	n/a	n/a
6	n/a	n/a	1.706	n/a	n/a
7	n/a	n/a	1.787	n/a	n/a
8	n/a	n/a	1.870	n/a	n/a
9	n/a	n/a	1.958	n/a	n/a
10	n/a	n/a	2.050	n/a	n/a
11	n/a	n/a	2.147	n/a	n/a
12	n/a	n/a	2.249	n/a	n/a
13	n/a	n/a	2.355	n/a	n/a
14	n/a	n/a	2.464	n/a	n/a
15	n/a	n/a	2.579	n/a	n/a
16	n/a	n/a	2.699	n/a	n/a
17	n/a	n/a	2.823	n/a	n/a
18	2.686	2.786	2.954	3.189	3.357
19	2.810	2.916	3.091	3.337	3.513
20	2.941	3.051	3.235	3.492	3.676
21	3.078	3.193	3.385	3.655	3.847
22	3.222	3.343	3.545	3.827	4.028
23	3.374	3.501	3.712	4.007	4.218
24	3.536	3.669	3.890	4.199	4.420
25	3.705	3.844	4.075	4.399	4.631
26	3.884	4.030	4.272	4.612	4.855
27	4.072	4.225	4.479	4.836	5.090
28	4.270	4.430	4.697	5.070	5.337
29	4.478	4.646	4.925	5.317	5.597
30	4.697	4.873	5.166	5.577	5.871
31	4.929	5.114	5.422	5.853	6.161
32	5.173	5.367	5.690	6.143	6.466
33	5.430	5.633	5.973	6.448	6.787
34	5.701	5.915	6.271	6.770	7.126
35	5.986	6.210	6.584	7.108	7.482
36	6.286	6.521	6.914	7.464	7.857
37	6.601	6.848	7.261	7.838	8.251
38	6.934	7.194	7.627	8.234	8.667
39	7.286	7.559	8.014	8.652	9.107
40	7.658	7.946	8.424	9.094	9.573
Issue Age	Preferred Plus Non- tobacco	Preferred Non- tobacco	Standard Non- tobacco	Preferred Tobacco	Standard Tobacco
41	8.053	8.355	8.858	9.563	10.066
42	8.470	8.788	9.317	10.059	10.588
43	8.912	9.246	9.803	10.583	11.140
44	9.380	9.732	10.318	11.139	11.725
45	9.874	10.245	10.862	11.726	12.343
46	10.398	10.788	11.437	12.347	12.997
47	10.950	11.361	12.045	13.004	13.688
48	11.533	11.965	12.686	13.695	14.416
49	12.148	12.604	13.363	14.426	15.185
50	12.796	13.276	14.076	15.195	15.995
51	13.480	13.986	14.828	16.008	16.850
52	14.200	14.733	15.620	16.863	17.750
53	14.958	15.519	16.454	17.763	18.698
54	15.757	16.348	17.332	18.711	19.696
55	16.599	17.222	18.259	19.712	20.749
56	17.487	18.143	19.236	20.766	21.859
57	18.422	19.113	20.265	21.877	23.028
58	19.409	20.137	21.350	23.048	24.261
59	20.450	21.216	22.495	24.284	25.562
60	21.552	22.360	23.707	25.593	26.940
61	22.722	23.574	24.994	26.982	28.402
62	23.965	24.863	26.361	28.458	29.956
63	25.287	26.235	27.816	30.029	31.609
64	26.698	27.699	29.367	31.703	33.372
65	28.203	29.261	31.024	33.491	35.254
66	29.812	30.930	32.793	35.402	37.265
67	31.534	32.716	34.687	37.446	39.417
68	33.378	34.630	36.716	39.637	41.723
69	35.357	36.683	38.892	41.986	44.196
70	37.481	38.886	41.229	44.508	46.851
71	39.762	41.253	43.739	47.218	49.703
72	42.212	43.795	46.433	50.127	52.765
73	44.843	46.525	49.328	53.251	56.054
74	47.674	49.462	52.442	56.613	59.593
75	50.726	52.628	55.798	60.237	63.407
76	n/a	n/a	59.424	n/a	67.527
77	n/a	n/a	63.348	n/a	71.986
78	n/a	n/a	67.606	n/a	76.825
79	n/a	n/a	72.238	n/a	82.089
80	n/a	n/a	77.295	n/a	87.835
81	n/a	n/a	82.836	n/a	94.132

Issue Age	Preferred Plus Non- tobacco	Preferred Non- tobacco	Standard Non- tobacco	Preferred Tobacco	Standard Tobacco
82	n/a	n/a	88.784	n/a	100.891
83	n/a	n/a	95.157	n/a	108.133
Issue Age	Preferred Plus Non- tobacco	Preferred Non- tobacco	Standard Non- tobacco	Preferred Tobacco	Standard Tobacco
84	n/a	n/a	102.064	n/a	115.982
85	n/a	n/a	109.558	n/a	124.498
"Bands" as used in the Administrative Target Factor and Surrender Charge Percentage tables below correspond to particular ranges of Base Policy Specified Amount: Band 2 = Base Policy Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Base Policy Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Base Policy Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Base Policy Specified Amounts equal to or greater than $1,000,000.
Administrative Target Factor
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
Age	Band 2	Band 3	Band 4	Band 5
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70

Age	Band 2	Band 3	Band 4	Band 5
84	8.95	7.85	7.85	7.85
Age	Band 2	Band 3	Band 4	Band 5
85	9.00	8.00	8.00	8.00
Surrender Charge Percentage
Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
Issue Age	Male	Female
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	65.0%	65.0%
71	65.0%	65.0%
72	64.0%	65.0%
73	59.0%	65.0%
74	55.0%	65.0%
75	51.0%	65.0%
76	48.0%	65.0%
77	44.0%	60.0%
78	41.0%	56.0%
79	38.0%	52.0%
80	35.0%	49.0%
81	33.0%	45.0%
82	30.0%	42.0%
83	28.0%	39.0%
84	26.0%	36.0%
85	24.0%	33.0%

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life and Annuity Insurance Company P.O. Box 182835 Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life and Annuity Insurance Company and the policy. Information about Nationwide Life and Annuity Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-21697
Securities Act of 1933 Registration File No. 333-146073

Waddell & Reed Protection VUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser's life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain Riders.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser's primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
1

2

Table of Contents (continued)
3

In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage is Guaranteed
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments.
Investment Options
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
Where permitted by state law, the policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an annual effective rate, see Fixed Investment Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Investment Options Transfers.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains one Sub-Account for each of the underlying mutual funds offered in the policy.
5

Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the fixed investment options and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children's Term Insurance Rider
•	Long-term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	Extended Death Benefit Guarantee Rider
In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
6

Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy's Cash Value potentially resulting in a Lapse of insurance coverage.
Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy's charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Investment Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the fixed investment options. Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the fixed investment options. See Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
7

Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund's prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the fixed investment options except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $65 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Short-Term Trading Fee	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	Maximum: $10 per $1,000 transferred	Currently: $10 per $1,000 transferred
Illustration Charge[2]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered	Currently: $0
Surrender Charge[3]†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases	Maximum: $52.45 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$9.30 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
8

[1]	The amounts reflected as maximum Sales Load and Premium Taxes (collectively "Premium Load") represent the maximum that may be charged in any policy year. Currently, the maximum Premium Load is only charged during the first five policy years when Premiums paid is less than the Commissionable Target Premium. On a current basis, the Premium Load will decrease the longer the policy remains In Force, see Premium Load.
[2]	The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from Cash Value.
[3]	The maximum Surrender Charge calculation assumes: the Insured is a male, issue age 72, standard tobacco, the Base Policy Specified Amount and Total Specified Amount is $100,000, a full surrender is taken during the first policy year, and the aggregate first year Premium exceeds the surrender target premium. The minimum Surrender Charge calculation assumes the Insured is either male or female, any age, any underwriting classification, any amount of Premium was paid at any time, and a full surrender is taken in policy year 15, see Surrender Charges and Appendix C: Surrender Charge Examples.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge[1]†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an issue age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000, Death Benefit Option 1, and policy year one	Monthly	$0.10 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly	Maximum: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years	Currently: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20 per policy	Currently: $20 per policy
Underwriting and Distribution Charge[4]†	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an issue age 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.15 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually	Maximum: 4.5% of Indebtedness	Currently: 4.5% of Indebtedness
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male, issue age 45, policy year 75, standard tobacco, and a Base Policy Specified Amount of $100,000. The minimum calculation assumes: the Insured is either male or female, Attained Age 121, any underwriting classification, any Base Policy Specified Amount, and any policy year on or after the policy anniversary the Insured reached Attained Age 121. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge.
[3]	The maximum Mortality and Expense Risk Charge represents the maximum amount that may be charged in any policy month based
9

on any dollar amount allocated to the Sub-Accounts. Currently, the maximum is only charged during the first 15 policy years when Cash Value allocated to the variable Sub-Accounts is $250,000 or less. On a current basis, the Mortality and Expense Risk Charge will decrease the longer the policy remains In Force and/or as greater amounts of Cash Value are allocated to the Sub-Accounts.
[4]	The maximum Underwriting and Distribution Charge calculation assumes: policy year one, an issue age of 85, and Base Policy Specified Amount of $250,000. The minimum charge calculation assumes: a policy in effect in years eight and thereafter as measured from the Policy Date for the initial Base Policy Specified Amount, the Insured is either male or female, any age, any underwriting classification, and any Base Policy Specified Amount.
5
The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses associated with Riders that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit Rider Charge[1]†
Administrative Expense Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, and an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premiums	Currently: $0.14 for each $1,000 of aggregate Premiums
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge[2]†	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge[3]†	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Rider Specified Amount
10

Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Accidental Death Benefit Rider Charge[4]†	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Rider Specified Amount
Premium Waiver Rider Charge[5]†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an issue age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge[6]†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.05 per $1,000 of Rider Death Benefit
Waiver of Monthly Deductions Rider Charge[7]†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an issue age 35 male preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Extended Death Benefit Guarantee Rider[8]†	Monthly	Maximum: $0.16 per $1,000 of Base Policy Specified Amount covered by Rider	Minimum: $0.01 per $1,000 of Base Policy Specified Amount covered by Rider
Representative: an issue age 35 male preferred non-tobacco with an Extended Death Benefit Guarantee Percentage of 100%, a lifetime Extended Death Benefit Guarantee Duration, and Base Policy Specified Amount and Total Specified Amount of $500,000	Monthly	$0.06 per $1,000 of Base Policy Specified Amount covered by Rider
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
[1]	The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit. The maximum Accelerated Death Benefit Rider Charge calculation assumes: an interest rate discount of 15%, a risk charge of 5%, and a one year life expectancy for the Insured. The minimum charge calculation assumes: an interest rate discount of 4%, a risk charge of 2%, and a life expectancy for the Insured that is less than or equal to three months.
[2]	The maximum Long-Term Care Rider Charge calculation assumes: the Insured is a female, Attained Age 99, standard tobacco with a Substandard Rating of table P. The minimum charge calculation assumes: the Insured is either male or female, Attained Age 100, and any underwriting classification. In some states, the Long-Term Care Rider cost of insurance charge is based on issue age instead of Attained Age.
11

[3]	The maximum Spouse Life Insurance Rider Charge calculation assumes: the Insured is a male, Attained Age 69, standard tobacco with a Substandard Rating of table F, a flat extra charge of $1.25 per $1,000 per month, and a Spouse Life Insurance Rider Specified Amount of $25,000. The minimum charge assumes: the Insured is female, Attained Age 21, standard non-tobacco, no Substandard Rating or flat extra charge, and a Spouse Life Insurance Rider Specified Amount of $100,000.
[4]	The maximum Accidental Death Benefit Rider Charge calculation assumes: the Insured is Attained Age 69, with a Substandard Rating of table P. The minimum charge calculation assumes: the Insured is Attained Age 5, with no Substandard Rating.
[5]	The maximum Premium Waiver Rider Charge calculation assumes: monthly Premium payments of $1,000, the Insured is a female, Attained Age 64, with a Substandard Rating of table H. The minimum charge calculation assumes: monthly Premium payments of $1,000, the Insured is male, Attained Age 18, and any underwriting classification.
[6]	The monthly Additional Term Insurance Rider Charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit. The maximum charge calculation assumes: the Insured is either male or female, Attained Age 119, policy year 75, any underwriting classification, and any Total Specified Amount. The minimum charge calculation assumes: the Insured is female, issue age 5, policy year one, and a Total Specified Amount of $1,000,000.
[7]	The maximum Waiver of Monthly Deductions Rider Charge calculation assumes: the Insured is Attained Age 64, with a Substandard Rating of table H. The minimum charge calculation assumes: the Insured is male, Attained Age 18, with no Substandard Rating.
[8]	The maximum Extended Death Benefit Guarantee Rider Charge calculation assumes: the Insured is either sex, any issue age, any underwriting classification, a lifetime guarantee duration is elected, and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider. The minimum charge calculation assumes: the Insured is female, issue age 18, select preferred non-tobacco, a 20-year guarantee duration is elected, and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.47%	1.36%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Investment Options
Nationwide's obligations under the fixed investment options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed investment options.
Because of exemptive and exclusionary provisions, interests in the fixed investment options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment options. Disclosure regarding the fixed investment options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the fixed investment options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
12

There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account. The Long-Term Fixed Account may not be available in the state where the policy is issued. The effective annual rate Nationwide declares for the fixed investment options will never be less than 3%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the fixed investment options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the fixed investment options is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide's claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Investment Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options, see Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
13

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Ivy Funds Variable Insurance Portfolios
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
14

(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account's Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." See Appendix A: Sub-Account Information for a complete list of available underlying mutual funds, including those that assess short-term trading fees.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
15

As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Investment Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options.
Transfers to and/or from the fixed investment options may be restricted as follows:
16

•	Transfers to and/or from may be prohibited during the first policy year
•	Only one transfer to and/or from may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted
•	Transfers to that would result in the Fixed Account value exceeding 30% of the total Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
(1)	$5,000; or
(2)	10% of the policy's Long-Term Fixed Account value as of the last monthly policy anniversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Investment Option Restriction
When Cash Value is allocated to more than one fixed investment option, Nationwide may refuse initial Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed investment options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed investment options may be credited interest at different rates, see Fixed Investment Options. Transfers from the fixed investment options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
17

Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide's underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
Any modification or waiver of Nationwide's rights or requirements under the policy must be in writing and signed by Nationwide's president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide's general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide's claims paying ability.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
18

Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide's approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide's approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the age of zero and Attained Age 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated on the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
19

Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the fixed investment options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed investment options based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force . It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
20

•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed investment options allocations:
1.	Nationwide may refuse Premium allocations, including initial Premium, to the fixed investment options that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value; and
2.	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, will not be permitted:
a.	to exceed $500,000 in any 12 month period (determined on a rolling basis considering any Premium payment allocations during the 12 months prior to the Valuation Period during which we receive a Premium payment); and/or
b.	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.
Nationwide may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the fixed investment options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
21

Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a policy owner may elect to transfer 100% of the policy's Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account;
•	any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•	a Mortality and Expense Risk Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide's available fixed benefit individual life insurance policies. This type of policy exchange is not a contractual right of the policy in all states and where permitted by law, Nationwide may refuse such a request. Policy exchanges are subject to Nationwide's approval, payment of all the costs associated with the exchange, and the Insured satisfying current underwriting standards of insurability applicable to the new policy. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
22

Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide's approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send semi-annual and annual statements that show:
•	the Total Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the fixed investment options, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status. The policy owner can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of their policy.
23

Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, Nationwide's investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount  and Spouse Life Insurance Rider Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The guaranteed maximum Sales Load is equal to an annualized rate of $65 per $1,000 of Premium.
Currently, the Sales Load is based on the following schedule:
Policy Year	Premium up to the Commissionable Target Premium	Premium in excess of the Commissionable Target Premium
1-5	6.5%	2.5%
6-15	4.5%	1.5%
16+	1.5%	1.5%
Commissionable Target Premium
The Commissionable Target Premium referred to above is the amount of premium Nationwide needs to recoup the cost of the initial sales expense and future maintenance costs of the policy. The Commissionable Target Premium varies by individual characteristics of the Insured. An Illustration may be obtained through a registered representative or by contacting the Service Center.
Nationwide may waive the Sales Load on the initial Premium paid into this Policy as part of a Nationwide sponsored exchange program to another policy as permitted under the securities laws and/or rules or by order of the SEC.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Short-Term Trading Fees
Some mutual funds offered under the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.
Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees
24

paid are retained by the mutual fund and are part of the mutual fund's assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.
For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, see Appendix A: Sub-Account Information.
If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by Nationwide or the separate account.
When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to Short-Term Trading Fees, including:
•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs (if available);
•	policy loans;
•	full or partial surrenders; or
•	payment of the Proceeds.
New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and fixed investment options. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and fixed investment options allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
The surrender charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target factor varies by the Total Specified Amount and the Insured's age when the policy was issued. A table showing the Administrative Target Factors can be found in Appendix C: Surrender Charge Examples.
25

The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all Premium payments received during the first policy year. The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies by the Insured's sex and the Insured's Issue Age. A table showing the Surrender Target Factors can be found in Appendix C: Surrender Charge Examples.
The initial Surrender Charge is the sum of the underwriting component and the surrender charge percentage. The surrender charge percentage that varies by the Insured's Issue Age, sex, underwriting class, Total Specified Amount, death benefit option, and ranges between 24% to 65% of the sales component. A table showing the applicable Surrender Charge Percentage can be found in Appendix C: Surrender Charge Examples.
Generally, surrender charges will be greater for Insureds who are older or in poor health and less for Insureds who are younger or in good health. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. In addition, surrender charges will increase with the amount of Premium received in the first policy year, or first year after a Base Policy Specified Amount increase, up to the maximum surrender charge Nationwide is permitted by law to assess for this policy. Beyond this point, increasing the first year Premium will not impact surrender charges.
Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
*	The surrender charge duration may vary based on the law in the state where the policy is issued.
Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount increase segment is only 81% of the Surrender Charge for a corresponding initial Base Policy Specified Amount segment.  The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
26

Surrender Charge Waiver
Nationwide will waive the surrender charge if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Exchanging the Policy section, subject to the following:
•	the exchange and waiver are subject to new evidence of insurability and Nationwide's underwriting approval; and
•	the policy owner has not invoked any of these Riders:
❍	Premium Waiver Rider;
❍	Waiver of Monthly Deductions Rider; or
❍	Long-Term Care Rider.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and fixed investment options allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide's expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable). The cost of insurance rate is based on Nationwide's expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy's Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy's Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
A Mortality and Expense Risk Charge is deducted from the policy's Cash Value allocated to the Sub-Accounts on the Policy Date and each monthly anniversary of the Policy Date. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
27

The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $8.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 1-15, and $3.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 16 and later. Currently, the amount assessed is based on the following schedule:
Cash Value	Policy Years 1 – 15	Policy Years 16+
Charge for first $250,000 of Cash Value allocated to Sub-Accounts	$8.00 per $1,000	$3.00 per $1,000
Charge for Cash Value allocated to Sub-Accounts in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $20 per month in the first policy year and $5 per month thereafter. The maximum guaranteed charge is $20 per month in the first policy year and $10 per month thereafter.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge will be assessed for seven years for policies issued with issue ages 0-39, and five years for policies issued with issue age 40 or older, as measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.
The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the amount of the Underwriting and Distribution Charge is assessed based on the following schedule:
Current Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-35	$ 0.15	$0.05
36-39	$0.16	$0.05
40-50	$0.17	$0.05
51-55	$0.18	$0.05
56-60	$0.19	$0.05
61+	$0.20	$0.05
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
28

Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total compensation will not exceed the maximum (135% of first year Premiums and 3% of renewal Premium after the first year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.20% of the non-loaned Cash Value per year.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
29

Information on Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which includes reducing the prices of the policies, paying expenses that Nationwide or its affiliates incurs in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Received
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
30

Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy and underlying mutual fund fees and charges have a direct effect on the policy's investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy's Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
The Overloan Lapse Protection Rider prevents the policy from Lapsing due to Indebtedness by providing a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will vary based upon the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available to be withdrawn without the imposition of federal income tax have been withdrawn.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
31

Note: The Long-Term Care Rider, the Spouse Life Insurance Rider, the Extended Death Benefit Guarantee Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
1.	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
2.	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted.
3.	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the fixed investment options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor shown in the Rider.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.
Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).
32

If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy's Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured would have reached Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, or until the Rider is terminated by written request to the Service Center.
Children's Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children's Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Children's Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist them with the expenses associated with their nursing home care or home health care. Benefit payments represent an advance of a portion of the Base Policy Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. In addition, if the remaining Death Benefit is less than 10% of the initial Total Specified Amount when the Insured dies and the policy is In Force, a residual Death Benefit of 10% of the initial Total Specified Amount minus any Indebtedness and partial surrenders will be paid.
The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
33

1.	2% of Long-Term Care Specified Amount in effect; or
2.	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of Home Health Care benefits and Long-Term Care Facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the initial Total Specified Amount minus Indebtedness and partial surrenders.
A policy owner may request to receive a monthly benefit less than the maximum subject to a minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
The Long-Term Care Specified Amount, elected at issue, represents the maximum accumulation of Long-Term Care Benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Base Policy Specified Amount (including the Additional Term Insurance Rider) and no more than the Total Specified Amount.
Decreases in the Base Policy Specified Amount, and/or Additional Term Insurance Rider Specified Amount, if elected, will result in a corresponding decrease in Long-Term Care Rider Specified Amount only if the Total Specified Amount is less than the Long-Term Care Rider Specified Amount after the decrease.
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require evidence of insurability. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded to the policy owner, see Right to Cancel (Examination Right).
Invoking the Rider
To invoke this Rider, the Insured must be: (1) cognitively impaired or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of days of Long-Term Care Facility stay or days of Home Health Care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all your prospective long-term care costs. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See your tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate when the maximum lifetime benefit under the Rider has been paid, the policy matures, the Insured dies, the Overloan Lapse Protection Rider is invoked, the Rider is terminated by written request to the Service Center, or the policy is terminated.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Long-Term Care Rider Charge
A monthly Long-Term Care Rider Charge is deducted if this Rider is elected. The Long-Term Care Rider Charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of the Long-Term Care Rider's Net Amount At Risk and a long-term care cost of insurance rate. Because this Rider has no Cash Value, the Net Amount At Risk is defined as the lesser of the Long-Term
34

Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide's expectations as to the Insured's potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states issue age), underwriting class, and any Substandard Ratings.
The Long-Term Care Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations. Because the Long-Term Care Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Note: Upon meeting the requirements for benefits under this Rider, the Long-Term Care Rider Charge will be waived for the duration of the Rider benefit payment period; however, all other monthly deductions will continue to be charged. Additionally, loans or partial surrenders will not be permitted while receiving benefits under the Rider. If the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being received under the Rider, the policy will not lapse and monthly deductions will be waived while the Rider benefit is being paid. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Insured is no longer receiving benefits associated with the Long-Term Care Rider, additional Premium may be necessary to prevent the policy from Lapsing.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures, or until the Rider or policy is terminated by written request to the Service Center.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse's insurability is required for conversion. The following are required to exercise this conversion right:
1.	the request must be submitted in writing to the Service Center;
2.	the conversion right must be exercised while both:
a.	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
b.	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
3.	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
a.	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide's policy issuance guidelines at the time; but
b.	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
4.	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
5.	the Premium for the new policy will be based on the rates in effect on the date of conversion;
6.	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
7.	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide's consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
35

Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide's expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accelerated Death Benefit Rider
The benefit associated with the Accelerated Death Benefit Rider is the ability to accelerate receipt of the Base Policy Specified Amount if the Insured has a non-correctable terminal illness that results in the Insured's remaining life expectancy being 12 months or less.
Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted.
The Rider is elected and therefore attached to the policy at the time a claim is made and approved by Nationwide. The Rider is effective on the date Nationwide approves the claim. Coverage under the Rider is only applied to the Base Policy Specified Amount. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in Accelerated Death Benefit Rider Specified Amount. Accelerated benefits under the Rider are not available on any other Riders that may be part of the policy.
The following restrictions on coverage apply to the Rider:
•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.
•	The Rider cannot be elected while the policy is being kept In Force by the Extended Death Benefit Guarantee Rider.
•	The effective date of the Rider must be at least two years before the Maturity Date.
•	Benefit amounts to be accelerated must not be subject to the policy's incontestability period (two years from the date coverage is effective).
•	The Base Policy Specified Amount as of the Rider effective date must be at least $50,000.
•	The accelerated death benefit may not be used if it is subject under law to the claims of any creditors.
Accelerated Death Benefit Rider Charges
Two charges are assessed in connection with the Rider: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the benefit payment to compensate Nationwide for claims processing and other administrative expenses.
The Rider Charge has two components: the interest rate discount component and the risk charge component. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider data page.
The interest rate used for the interest rate discount component will never be greater than 15%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody's Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%. In the event that of Moody's Corporate Bond Yield- Monthly Average Corporates is no longer published, Nationwide will use a substantially similar average, established by the applicable state's insurance Commissioner.
The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy's Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the Accelerated Death Benefit Payment during the 12-month period following the Rider Effective Date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider data page. The maximum risk charge percentage is 5%.
36

Calculation of the Accelerated Death Benefit
When making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the Accelerated Death Benefit Rider Percentage, or Rider Percentage. The net amount of the accelerated Death Benefit is determined by taking the product of the Rider Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; and (3) the product of the Rider Percentage and Indebtedness.
The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	Accelerated Death Benefit
RP	=	Rider Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
For example: Assume the Base Policy Specified Amount is $100,000 and the Rider Percentage of the Base Policy Specified Amount is 50%. Also assume that there are aggregate outstanding policy loans in the amount of $10,000 and there is unpaid Premium of $500. The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.
Using the above assumptions, here is how the accelerated Death Benefit would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750
Eligibility and Conditions for Payment
The following eligibility and conditions apply for payment under the Rider:
•	The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance elected via Rider under the policy.
•	Nationwide must receive the application for benefits under the Rider at the Service Center in writing.
•	Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness resulting in the Insured having a remaining life expectancy of 12 months or less. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness resulting in a remaining life expectancy of 12 months or less. A certifying physician cannot be the Insured, owner, beneficiary or a relative of any of these parties. Nationwide may also rely on additional expert medical opinions and may choose to rely on these opinions to the exclusion of the certifying physician in making a payment determination.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide's underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, until the benefit has been paid, or until the Rider is terminated by written request to the Service Center.
37

Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide's expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options allocations. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires (unless a benefit is being paid under the Rider) or until the Rider is terminated by written request to the Service Center.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide's expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force.The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
38

Change of Insured Rider
The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured. This Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The costs and benefits under the policy after the change of Insured will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the date the Insured is changed will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages.
This Rider may be elected at the time of application or at any time while the policy is In Force. Coverage on the new Insured will become effective on the change date. Coverage on the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
1.	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
2.	The new Insured may be required to submit evidence of insurability.
3.	The new Insured must satisfy Nationwide's underwriting requirements.
4.	The policy must be In Force and not be in a Grace Period at the time of the change.
5.	The new Insured must have been at least age 18 on the Policy Date.
6.	The policy owner must make written application to change the Insured to the Service Center.
7.	This rider will terminate if benefits under the Extended Death Benefit Guarantee Rider begin. If benefits under this rider are invoked, the Extended Death Benefit Guarantee Rider will terminate.
The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured. However, it will have no impact on the policy's Total Specified Amount.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without theAdditional Term Insurance Rider.
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	The date the Insured dies;
•	The Maturity Date of the base policy;
•	The date the Rider and/or base policy Lapse; or
•	The date the policy terminates for any reason.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
39

Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy allows longer coverage for issue ages under Attained Age 70, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide's expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Waiver of Monthly Deductions Rider
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide's expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
40

The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy.
This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, carefully review the Guaranteed Policy Continuation Provision. If the Lapse protection afforded under that provision of the policy is satisfactory, then this Rider should not be purchased. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, see Allocation Restrictions below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, see Interaction with Other Riders below.
If the policy owner does not meet one of the Premium testing methods described in How this Rider Operates, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 20 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.
Allocation Restrictions
Only certain investment options are available when the Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund's investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations.
The following allocations are permitted under this Rider:
•	the Fixed Account; and/or
•	any combination of the Sub-Accounts listed below:
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative
Certain Sub-Accounts may or may not be available depending upon when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability.
Allocations or transfers to investment options other than those listed above are not permitted while this Rider is In Force. Nationwide reserves the right to modify the list of Rider investment options upon written notice.
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed above. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider
41

and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide's risk that the Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner's elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's sex, issue age, underwriting class, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
•	increasing the Base Policy Specified Amount;
•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount the test under the Monthly Premium Method is satisified.
Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy
42

owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide's approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;
•	changing the death benefit option; or
•	changing the underwriting classification of the Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.
How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Premium Waiver Rider
If the Premium Waiver Rider was elected, the benefits provided by that Rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10-Year Paid-Up Method tests subject to the following:
•	when qualifying for the benefit under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•	the benefit provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and
•	if the benefit provided by the Premium Waiver Rider in the form of Premium payments is not sufficient to satisfy the Monthly Premium Method or 10-Year Paid-Up Method tests, the policy owner may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.
43

Waiver of Monthly Deductions Rider
If the Waiver of Monthly Deductions Rider was elected, then upon qualifying for benefits under that Rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while the policy owner is receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.
Long-Term Care Rider
If the Long-Term Care Rider was elected, then upon qualifying for benefits under that Rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the policy's Cash Value. Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.
If the Long-Term Care Rider Specified Amount is greater than the Guarantee Amount, then upon commencement of benefits under the Rider and after termination of the Additional Term Insurance Rider, if applicable, the Long-Term Care Rider Specified Amount will be reduced so that it equals the Base Policy Specified Amount after invocation of the Rider.
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insured's sex, issue age, underwriting class, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service
44

Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the free look period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Ivy Funds Variable Insurance Portfolios - Money Market
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the fixed investment options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
45

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner's program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
1.	Payment type:
a.	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
b.	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
2.	Illustration assumptions:
a.	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
b.	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
c.	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
1.	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
a.	the policy's cost basis is reduced to zero;
b.	a partial surrender within the first 15 policy years would be a taxable event;
c.	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.
3.	Programs will terminate on the earliest of the following:
a.	Nationwide's receipt at the Service Center of a written request to terminate participation;
46

b.	at the time the policy enters a Grace Period or terminates for any reason;
c.	at the time of a requested partial surrender or policy loan outside the program;
d.	upon a change of policy owner;
e.	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
f.	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
g.	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
h.	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Gurantee Rider, and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. Loan requests must be submitted in writing to the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any Surrender Charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Nationwide will only transfer amounts from the Long-Term Fixed Account if the Sub-Account and  Fixed Account allocations are depleted.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the fixed investment options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.90% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
47

If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the fixed investment options in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the fixed investment options in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise. If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account. Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted: 1) to exceed $500,000 in any 12-month period (determined on a rolling basis considering any loan repayment allocations during the 12 months prior to the Valuation Period during which we receive a loan repayment); and/or 2) if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider,
48

or, if elected, by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a guaranteed policy continuation provision referred to as the Initial Death Benefit Guarantee Period and shown on the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, the Total Specified Amount and any Riders elected.
If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period
The Initial Death Benefit Guarantee Period begins when Nationwide issues the policy. The duration of the Initial Death Benefit Guarantee Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Insured's Issue Age on the Policy Date:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to the lesser of three times the current monthly deductions, or the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect, if applicable. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may reinstate a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
49

The effective date of a reinstated policy, including any reinstated Riders, will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the Surrender Charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner's written surrender request at the Service Center. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to six months.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
1.	Mortality and Expense Risk Charge; plus
2.	Administrative Per Policy Charge; plus
3.	the monthly cost of any additional benefits provided by any Riders; plus
4.	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the fixed investment options.
Nationwide will surrender amounts allocated to the Long-Term Fixed only if there is insufficient value in the Sub-Accounts and the Fixed Account. The total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period is limited to the greater of:
(1)	$5,000; or
50

(2)	10% of the Cash Value in the Long-Term Fixed Account determined as of the monthly policy anniversary, coinciding with or last preceding the date 12 months prior to the beginning of the Valuation Period during which Nationwide received the request. If the request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated on the Policy Data Page. The amount of the accumulated premium account will be no less than zero and no greater than twice the Total Specified Amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
51

Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage set out in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
52

Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrendering the Policy; Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any partial surrenders;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if applicable, the Long-Term Care Rider will remain in effect;
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
53

Payment of Policy Proceeds
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from the fixed investment options and/or on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units. Proceeds are paid from Nationwide's general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee's life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee's estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
54

Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12-, 6-, 3-, or 1-month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee's death. Nationwide will make no payments to the payee's estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide's approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
In general, in 2011 and 2012, an estate of less than $5,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, the GSTT tax has been repealed for 2010; however, ATRA permanently provides for a GSTT rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
55

Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the
56

policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrendering the Policy; Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000
57

(married filing jointly, or qualifying widow(er) with dependent child)); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value). Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but
58

materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Terminal Illness
Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds (see, "Taxation of Death Benefits").
Long-Term Care Insurance
A long-term care rider issued with a life policy or one that is subsequently added to the policy is intended to meet the requirements of a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code. Payments made under the qualified long-term care rider will generally be excluded from income under the Code.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for Federal tax purposes. The Federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has have recovered all of their investment in the contract.
59

The payment of benefits made to the policy owner of the long-term care rider as well as any deductions from the cash value of the life policy to pay for long-term care rider charges during the calendar year will be reported on a Form 1099-LTC.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
60

Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is
61

reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life and Annuity Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets. The separate account's assets are held separately from Nationwide's other assets and are not part of Nationwide's general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of his or her money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
62

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
63

Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for
64

the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Waddell & Reed, Inc.
Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the consolidated financial statements of Nationwide Life and Annuity Insurance Company and subsidiary (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide's ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
65

Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks current income with a secondary goal of long-term capital appreciation.
Ivy Funds Variable Insurance Portfolios - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks reasonable return with emphasis on preservation of capital.
Ivy Funds Variable Insurance Portfolios - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth.
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide total return.
Ivy Funds Variable Insurance Portfolios - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.
Ivy Funds Variable Insurance Portfolios - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital growth (when consistent with a high level of current income).
Ivy Funds Variable Insurance Portfolios - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Mackenzie Financial Corporation
Investment Objective:	Seeks long-term growth.
Ivy Funds Variable Insurance Portfolios - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth with a secondary objective of current income.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital growth.
66

Ivy Funds Variable Insurance Portfolios - International Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital appreciation and a secondary goal of current income.
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates LLC
Investment Objective:	Seeks long-term capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Ivy Funds Variable Insurance Portfolios - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks maximum current income consistent with stability of principal.
Ivy Funds Variable Insurance Portfolios - Pathfinder Aggressive
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Ivy Funds Variable Insurance Portfolios - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.
Ivy Funds Variable Insurance Portfolios - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.
67

Ivy Funds Variable Insurance Portfolios - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.
68

Appendix B: Definitions
Accelerated Death Benefit Payment – The actual benefit amount that will be paid under the Accelerated Death Benefit Rider if the eligibility and conditions for payment are met. The benefit amount paid is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's age based on their birthday nearest the Policy Date plus the number of full years since the Policy Date. If the last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the fixed investment options.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The maximum accumulation of benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. This amount is elected at the time the Rider is issued.
Long Term Fixed Account – An investment option that is funded by Nationwide's general account.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company, us, we, or our.
Net Accumulated Premiums – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
69

Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount elected multiplied by the Base Policy Specified Amount, when a payment is requested under the Accelerated Death Benefit Rider. Policy owners do not receive the unadjusted amount because it does not include risk charges and adjustments made due to the premature payment of the Base Policy Specified Amount.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
70

Appendix C: Surrender Charge Examples
The information in this Appendix can be used to calculate the Surrender Charge for a policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The examples shown below utilize excerpts of the full tables that are provided at the end of this Appendix.
Surrender Charge Calculation
The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d). To calculate the actual surrender charge based on surrender in a particular policy year, multiply by (e); and, if applicable, multiply by (f); where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year;
(p)	=	the surrender charge percentage in the range 24% - 65% which varies by age, sex, and risk classification from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charge" section of this prospectus; and
(f)	=	a Surrender Charge reduction factor applicable only to Base Policy Specified Amount increases, 0.60 in all cases.
Surrender Charge Examples
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" table in the "In Summary: Fee Tables" section of the prospectus. The examples utilize portions of the larger tables provided at the end of this Appendix.
The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 72; standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premiums paid in the first year are $10,000; a full surrender is taken during the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 69.148 =$6,914.80	(d)	=	8.20
(b)	=	$10,000	(e)	=	100%
(p)	=	0.64	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[$6,914.80 x (0.64) + $100 x 8.20] x 100%
	=	[$4,425.47 + $820] x 100%
	=	$5,245.47 which corresponds to $52.45 per $1,000 of Base Policy Specified Amount ($5,245.47 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$5,245.47 x 77.5% =$4,065.24 which corresponds to $40.65 per $1,000 of Base Policy Specified Amount ($4,065.24 / $100).
71

The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 0; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $2,000; a full surrender is taken during the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 1.316 =$658.00	(d)	=	4.00
(b)	=	$2,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[$658.00x (0.65) + $500 x 4.00] x 100%
	=	[$427.70 + $2,000] x 100%
	=	$2,427.70 which corresponds to $4.86 per $1,000 of Base Policy Specified Amount ($2,427.70 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$2,427.70 x 87.5% =$2,124.24 which corresponds to $4.25 per $1,000 of Base Policy Specified Amount ($2,124.24 / $500).
The representative surrender charge calculation assumes: the Insured is a male; issue age 35; preferred non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $7,000; and a complete surrender of the policy in the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[$3,690 x (0.65) + $500 x 4.50] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.13 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
72

The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase. For this example, assume: the Insured is a male; issue age 35; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $6,000; the Policy Date is January 1, 2005; and the policy is completely surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[$3,912.50 x (0.65) + $500 x 4.50] x 100%
	=	[$2,543.13+ $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006. Note: the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Band 4 is applicable because the Base Policy Specified Amount $600,000 is used to determine Band. The first year premium paid applicable to the increase is $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	0.60
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[$822.40 x (0.65) + $100 x 4.55] x 100%] x 0.60
	=	[$534.56 + $455.00] x 100%] x 0.60
	=	$989.56 x 0.60
	=	$593.74 which corresponds to $5.94 per $1,000 of Base Policy Specified Amount ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.
For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, = 80.0%, the applicable surrender charge is:
SC	=	$4,793.13 x 80.0% =$3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, = 95.0%, (note that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount) the applicable surrender charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.64 per $1,000 of Base Policy Specified Amount ($564.05 / $100).
73

The combined surrender charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.33 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).
Tables used to Calculate the Examples
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
*	The surrender charge duration may vary based on the law in the state where the policy is issued.
Surrender Target Factor used in (a) of the formula above
	Male	Male	Male	Female
Age	Preferred Non-tobacco	Standard Non-tobacco	Standard Tobacco	Standard Non-tobacco
0	n/a	1.673	n/a	1.316
35	7.380	7.825	8.892	6.584
36	7.756	8.224	9.345	6.914
72	57.393	60.850	69.148	46.433
Surrender Charge Percentage (p) in the formula above1
Age	Male	Female
0	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
72	64.0%	65.0%
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
74

Issue Age	Band 2	Band 3	Band 4	Band 5
72	8.20	6.05	6.05	6.05
[1]	"Bands" in the tables correspond to particular ranges of Total Policy Specified Amount. If there are increases, the Total Specified Amount is used:

Band 2	=	Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3	=	Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4	=	Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5	=	Total Specified Amounts equal to or greater than $1,000,000.
Full Tables
Surrender Target Factor
Male Insureds
Issue Age	Standard Non- tobacco	Preferred Non- tobacco	Preferred Plus Non- tobacco	Preferred Tobacco	Standard Tobacco
0	1.673	n/a	n/a	n/a	n/a
1	1.717	n/a	n/a	n/a	n/a
2	1.780	n/a	n/a	n/a	n/a
3	1.854	n/a	n/a	n/a	n/a
4	1.939	n/a	n/a	n/a	n/a
5	2.029	n/a	n/a	n/a	n/a
6	2.126	n/a	n/a	n/a	n/a
7	2.227	n/a	n/a	n/a	n/a
8	2.334	n/a	n/a	n/a	n/a
9	2.446	n/a	n/a	n/a	n/a
10	2.564	n/a	n/a	n/a	n/a
11	2.689	n/a	n/a	n/a	n/a
12	2.820	n/a	n/a	n/a	n/a
13	2.953	n/a	n/a	n/a	n/a
14	3.092	n/a	n/a	n/a	n/a
15	3.236	n/a	n/a	n/a	n/a
16	3.380	n/a	n/a	n/a	n/a
17	3.526	n/a	n/a	n/a	n/a
18	3.674	3.465	3.340	3.966	4.175
19	3.827	3.610	3.479	4.132	4.349
20	3.987	3.761	3.625	4.304	4.531
21	4.156	3.920	3.778	4.487	4.723
22	4.334	4.088	3.940	4.679	4.925
23	4.522	4.265	4.111	4.882	5.139
24	4.720	4.452	4.291	5.096	5.364
25	4.930	4.650	4.482	5.322	5.602
26	5.151	4.858	4.682	5.560	5.853
27	5.382	5.076	4.893	5.810	6.116
28	5.626	5.306	5.114	6.073	6.393
29	5.884	5.549	5.349	6.352	6.686
30	6.159	5.809	5.599	6.649	6.999
31	6.452	6.086	5.866	6.965	7.332
32	6.765	6.380	6.150	7.303	7.687
33	7.097	6.694	6.452	7.662	8.065
34	7.450	7.027	6.773	8.043	8.466
35	7.825	7.380	7.114	8.447	8.892
36	8.224	7.756	7.476	8.878	9.345
Issue Age	Standard Non- tobacco	Preferred Non- tobacco	Preferred Plus Non- tobacco	Preferred Tobacco	Standard Tobacco
37	8.644	8.153	7.858	9.332	9.823
38	9.091	8.575	8.265	9.814	10.331
39	9.564	9.020	8.694	10.325	10.868
40	10.064	9.492	9.149	10.864	11.436
41	10.593	9.992	9.630	11.436	12.038
42	11.154	10.520	10.140	12.041	12.675
43	11.745	11.078	10.678	12.680	13.347
44	12.371	11.668	11.246	13.355	14.058
45	13.029	12.289	11.845	14.066	14.806
46	13.724	12.944	12.476	14.815	15.595
47	14.458	13.637	13.144	15.609	16.430
48	15.235	14.370	13.850	16.447	17.313
49	16.066	15.153	14.606	17.344	18.257
50	16.954	15.991	15.413	18.303	19.266
51	17.903	16.886	16.275	19.327	20.344
52	18.916	17.841	17.196	20.420	21.495
53	19.993	18.857	18.175	21.583	22.719
54	21.137	19.936	19.215	22.818	24.019
55	22.350	21.080	20.318	24.128	25.398
56	23.633	22.290	21.485	25.513	26.856
57	24.993	23.573	22.721	26.981	28.401
58	26.435	24.933	24.032	28.538	30.040
59	27.980	26.391	25.437	30.206	31.796
60	29.637	27.953	26.942	31.994	33.678
61	31.407	29.623	28.552	33.906	35.690
62	33.292	31.401	30.266	35.940	37.832
63	35.291	33.285	32.082	38.098	40.103
64	37.407	35.282	34.006	40.383	42.508
65	39.654	37.401	36.049	42.808	45.061
66	42.044	39.655	38.222	45.388	47.777
67	44.601	42.067	40.546	48.149	50.683
68	47.355	44.664	43.050	51.121	53.812
69	50.326	47.467	45.751	54.330	57.189
70	53.553	50.510	48.685	57.813	60.856
71	57.052	53.811	51.866	61.590	64.832
72	60.850	57.393	55.318	65.691	69.148
73	64.922	61.233	59.020	70.086	73.775
75

Issue Age	Standard Non- tobacco	Preferred Non- tobacco	Preferred Plus Non- tobacco	Preferred Tobacco	Standard Tobacco
74	69.310	65.372	63.009	74.823	78.761
75	74.065	69.857	67.332	79.957	84.165
76	79.229	n/a	n/a	n/a	90.033
77	84.854	n/a	n/a	n/a	96.425
78	90.966	n/a	n/a	n/a	103.37
79	97.574	n/a	n/a	n/a	110.879
Issue Age	Standard Non- tobacco	Preferred Non- tobacco	Preferred Plus Non- tobacco	Preferred Tobacco	Standard Tobacco
80	104.679	n/a	n/a	n/a	118.953
81	112.323	n/a	n/a	n/a	127.640
82	120.494	n/a	n/a	n/a	136.925
83	129.291	n/a	n/a	n/a	146.922
84	138.796	n/a	n/a	n/a	157.723
85	149.046	n/a	n/a	n/a	169.370
Female Insureds
Issue Age	Preferred Plus Non- tobacco	Preferred Non- tobacco	Standard Non- tobacco	Preferred Tobacco	Standard Tobacco
0	n/a	n/a	1.316	n/a	n/a
1	n/a	n/a	1.375	n/a	n/a
2	n/a	n/a	1.429	n/a	n/a
3	n/a	n/a	1.491	n/a	n/a
4	n/a	n/a	1.558	n/a	n/a
5	n/a	n/a	1.631	n/a	n/a
6	n/a	n/a	1.706	n/a	n/a
7	n/a	n/a	1.787	n/a	n/a
8	n/a	n/a	1.870	n/a	n/a
9	n/a	n/a	1.958	n/a	n/a
10	n/a	n/a	2.050	n/a	n/a
11	n/a	n/a	2.147	n/a	n/a
12	n/a	n/a	2.249	n/a	n/a
13	n/a	n/a	2.355	n/a	n/a
14	n/a	n/a	2.464	n/a	n/a
15	n/a	n/a	2.579	n/a	n/a
16	n/a	n/a	2.699	n/a	n/a
17	n/a	n/a	2.823	n/a	n/a
18	2.686	2.786	2.954	3.189	3.357
19	2.810	2.916	3.091	3.337	3.513
20	2.941	3.051	3.235	3.492	3.676
21	3.078	3.193	3.385	3.655	3.847
22	3.222	3.343	3.545	3.827	4.028
23	3.374	3.501	3.712	4.007	4.218
24	3.536	3.669	3.890	4.199	4.420
25	3.705	3.844	4.075	4.399	4.631
26	3.884	4.030	4.272	4.612	4.855
27	4.072	4.225	4.479	4.836	5.090
28	4.270	4.430	4.697	5.070	5.337
29	4.478	4.646	4.925	5.317	5.597
30	4.697	4.873	5.166	5.577	5.871
31	4.929	5.114	5.422	5.853	6.161
32	5.173	5.367	5.690	6.143	6.466
33	5.430	5.633	5.973	6.448	6.787
34	5.701	5.915	6.271	6.770	7.126
35	5.986	6.210	6.584	7.108	7.482
36	6.286	6.521	6.914	7.464	7.857
37	6.601	6.848	7.261	7.838	8.251
38	6.934	7.194	7.627	8.234	8.667
39	7.286	7.559	8.014	8.652	9.107
40	7.658	7.946	8.424	9.094	9.573
Issue Age	Preferred Plus Non- tobacco	Preferred Non- tobacco	Standard Non- tobacco	Preferred Tobacco	Standard Tobacco
41	8.053	8.355	8.858	9.563	10.066
42	8.470	8.788	9.317	10.059	10.588
43	8.912	9.246	9.803	10.583	11.140
44	9.380	9.732	10.318	11.139	11.725
45	9.874	10.245	10.862	11.726	12.343
46	10.398	10.788	11.437	12.347	12.997
47	10.950	11.361	12.045	13.004	13.688
48	11.533	11.965	12.686	13.695	14.416
49	12.148	12.604	13.363	14.426	15.185
50	12.796	13.276	14.076	15.195	15.995
51	13.480	13.986	14.828	16.008	16.850
52	14.200	14.733	15.620	16.863	17.750
53	14.958	15.519	16.454	17.763	18.698
54	15.757	16.348	17.332	18.711	19.696
55	16.599	17.222	18.259	19.712	20.749
56	17.487	18.143	19.236	20.766	21.859
57	18.422	19.113	20.265	21.877	23.028
58	19.409	20.137	21.350	23.048	24.261
59	20.450	21.216	22.495	24.284	25.562
60	21.552	22.360	23.707	25.593	26.940
61	22.722	23.574	24.994	26.982	28.402
62	23.965	24.863	26.361	28.458	29.956
63	25.287	26.235	27.816	30.029	31.609
64	26.698	27.699	29.367	31.703	33.372
65	28.203	29.261	31.024	33.491	35.254
66	29.812	30.930	32.793	35.402	37.265
67	31.534	32.716	34.687	37.446	39.417
68	33.378	34.630	36.716	39.637	41.723
69	35.357	36.683	38.892	41.986	44.196
70	37.481	38.886	41.229	44.508	46.851
71	39.762	41.253	43.739	47.218	49.703
72	42.212	43.795	46.433	50.127	52.765
73	44.843	46.525	49.328	53.251	56.054
74	47.674	49.462	52.442	56.613	59.593
75	50.726	52.628	55.798	60.237	63.407
76	n/a	n/a	59.424	n/a	67.527
77	n/a	n/a	63.348	n/a	71.986
78	n/a	n/a	67.606	n/a	76.825
79	n/a	n/a	72.238	n/a	82.089
80	n/a	n/a	77.295	n/a	87.835
81	n/a	n/a	82.836	n/a	94.132
76

Issue Age	Preferred Plus Non- tobacco	Preferred Non- tobacco	Standard Non- tobacco	Preferred Tobacco	Standard Tobacco
82	n/a	n/a	88.784	n/a	100.891
83	n/a	n/a	95.157	n/a	108.133
Issue Age	Preferred Plus Non- tobacco	Preferred Non- tobacco	Standard Non- tobacco	Preferred Tobacco	Standard Tobacco
84	n/a	n/a	102.064	n/a	115.982
85	n/a	n/a	109.558	n/a	124.498
"Bands" as used in the Administrative Target Factor and Surrender Charge Percentage tables below correspond to particular ranges of Base Policy Specified Amount: Band 2 = Base Policy Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Base Policy Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Base Policy Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Base Policy Specified Amounts equal to or greater than $1,000,000.
Administrative Target Factor
Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
Age	Band 2	Band 3	Band 4	Band 5
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
77

Age	Band 2	Band 3	Band 4	Band 5
84	8.95	7.85	7.85	7.85
Age	Band 2	Band 3	Band 4	Band 5
85	9.00	8.00	8.00	8.00
Surrender Charge Percentage
Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
Issue Age	Male	Female
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	65.0%	65.0%
71	65.0%	65.0%
72	64.0%	65.0%
73	59.0%	65.0%
74	55.0%	65.0%
75	51.0%	65.0%
76	48.0%	65.0%
77	44.0%	60.0%
78	41.0%	56.0%
79	38.0%	52.0%
80	35.0%	49.0%
81	33.0%	45.0%
82	30.0%	42.0%
83	28.0%	39.0%
84	26.0%	36.0%
85	24.0%	33.0%
78

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-866-221-1100
•	by mail to Nationwide Life and Annuity Insurance Company P.O. Box 182835 Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life and Annuity Insurance Company and the policy. Information about Nationwide Life and Annuity Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-21697
Securities Act of 1933 Registration File No. 333-146073

Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI'') contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life and Annuity Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2013 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2013.

General Information and History
Nationwide VL Separate Account-G (the "Variable Account") is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, except New York. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Nationwide VL Separate Account-G
Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (135% of first year Premiums and 3% of renewal Premium after the first year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.20% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account's last three fiscal years.
Waddell & Reed, Inc.
The policies are distributed by Waddell & Reed, Inc., located at 6300 Lamar Ave., Overland Park, KS 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by Waddell & Reed, Inc. will not exceed maximum (135% of first year Premiums and 3% of renewal Premium after the first year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.20% of the non-loaned Cash Value per year.
No underwriting commissions were paid to Waddell & Reed, Inc. for each of this Variable Account's last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
2

Nationwide maintains a record of all purchases and redemption of shares of the mutual funds. Nationwide or its affiliates may have entered into agreements with either the investment advisor or distributor for the mutual funds. The agreements relate to administrative services Nationwide or its affiliates furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for policy owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.
These anticipated fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only the funds that agree to pay a fee to Nationwide will be offered in the policy. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VL Separate Account-G and the consolidated financial statements and schedules of Nationwide Life and Annuity Insurance Company and subsidiary for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VL Separate Account-G. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners' Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
3

•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
4

Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of the Insured	Applicable Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
Attained Age of the Insured	Applicable Percentage
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
Attained Age of the Insured	Applicable Percentage
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99-120	100%
5

Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	244%
2	237%
3	230%
4	223%
5	216%
6	210%
7	204%
8	199%
9	193%
10	188%
11	183%
12	179%
13	174%
14	170%
15	166%
Policy Year	Percentage of Cash Value
16	162%
17	158%
18	155%
19	151%
20	148%
21	145%
22	142%
23	139%
24	137%
25	134%
26	132%
27	129%
28	127%
29	125%
30	124%
31	122%
Policy Year	Percentage of Cash Value
32	120%
33	119%
34	117%
35	116%
36	115%
37	114%
38	113%
39	112%
40	111%
41	110%
42	109%
43	107%
44	106%
45	103%
46+	100%
6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
577 shares (cost $5,947)	$6,080
VP Inflation Protection Fund - Class I (ACVIP1)
109,530 shares (cost $1,312,624)	1,319,839
Global Allocation V.I. Fund - Class I (BRVGA1)
107,625 shares (cost $1,682,741)	1,732,766
Global Allocation V.I. Fund - Class II (MLVGA2)
236,223 shares (cost $3,772,035)	3,796,110
VA Global Bond Portfolio (DFVGB)
24,813 shares (cost $274,996)	270,218
VA International Small Portfolio (DFVIS)
26,409 shares (cost $260,728)	269,376
VA International Value Portfolio (DFVIV)
24,236 shares (cost $258,172)	269,509
VA Short-Term Fixed Portfolio (DFVSTF)
24,275 shares (cost $248,720)	247,606
VA U.S. Large Value Portfolio (DFVULV)
13,096 shares (cost $220,264)	224,602
VA U.S. Targeted Value Portfolio (DFVUTV)
17,673 shares (cost $222,047)	230,991
Stock Index Fund, Inc. - Initial Shares (DSIF)
192,377 shares (cost $5,595,747)	6,129,146
Franklin Income Securities Fund - Class 1 (FTVIS1)
71,108 shares (cost $1,049,575)	1,100,038
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
34,312 shares (cost $273,197)	293,366
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
86,798 shares (cost $1,650,204)	1,735,963
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
94 shares (cost $954)	978
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
26,713 shares (cost $104,921)	104,716
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
59,093 shares (cost $2,008,548)	2,380,262
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
66,035 shares (cost $398,072)	406,775
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
106,238 shares (cost $4,270,274)	3,933,999
Investors Growth Stock Series - Initial Class (MIGIC)
709 shares (cost $8,144)	8,657
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
22,400 shares (cost $366,313)	388,636
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
785 shares (cost $11,896)	12,346
Value Series - Initial Class (MVFIC)
283,594 shares (cost $3,466,390)	4,083,752
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
7,141 shares (cost $110,947)	122,398
M Business Opportunity Value Fund (MFBOV)
31,812 shares (cost $326,070)	363,931
M Capital Appreciation Fund (MFFCA)
16,216 shares (cost $371,723)	379,137
M International Equity Fund (MFBIE)
33,981 shares (cost $365,481)	393,165
M Large Cap Growth Fund (MFTCG)
26,865 shares (cost $442,215)	515,807
Core Plus Fixed Income Portfolio - Class I (MSVFI)
11,389 shares (cost $114,363)	121,175
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
88,368 shares (cost $1,264,549)	1,348,491
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
321,954 shares (cost $5,521,421)	6,342,487
American Funds NVIT Bond Fund - Class II (GVABD2)
71,989 shares (cost $803,987)	844,426
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
59,309 shares (cost $1,223,215)	1,408,599
American Funds NVIT Growth Fund - Class II (GVAGR2)
39,236 shares (cost $1,989,727)	2,372,182

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
29,833 shares (cost $1,078,153)	1,234,205
Federated NVIT High Income Bond Fund - Class III (HIBF3)
427,367 shares (cost $2,932,632)	2,948,835
NVIT Emerging Markets Fund - Class III (GEM3)
322,248 shares (cost $3,693,972)	3,812,191
NVIT International Equity Fund - Class III (GIG3)
24,338 shares (cost $209,903)	223,419
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
22,821 shares (cost $189,357)	208,585
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
35,069 shares (cost $302,724)	292,477
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
108,506 shares (cost $1,100,715)	1,188,136
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
374,929 shares (cost $3,253,683)	3,348,116
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
326,830 shares (cost $3,321,518)	3,529,760
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
511,460 shares (cost $5,128,369)	5,380,560
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
128,628 shares (cost $1,340,050)	1,376,323
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
860,816 shares (cost $8,783,764)	9,167,688
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,129,606 shares (cost $10,889,705)	11,442,912
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
178,028 shares (cost $1,854,651)	1,922,698
NVIT Core Bond Fund - Class I (NVCBD1)
119,678 shares (cost $1,301,575)	1,353,554
NVIT Core Plus Bond Fund - Class I (NVLCP1)
26,534 shares (cost $311,738)	313,627
NVIT Nationwide Fund - Class I (TRF)
59,583 shares (cost $458,474)	607,148
NVIT Government Bond Fund - Class I (GBF)
131,968 shares (cost $1,568,975)	1,534,789
American Century NVIT Growth Fund - Class I (CAF)
16,165 shares (cost $250,171)	252,180
NVIT International Index Fund - Class VI (GVIX6)
262,708 shares (cost $2,037,022)	2,193,610
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
328,003 shares (cost $2,746,934)	3,276,751
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
65,412 shares (cost $854,886)	892,869
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
129,550 shares (cost $1,805,256)	1,953,615
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
156,881 shares (cost $1,609,534)	1,631,562
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
711,748 shares (cost $7,373,017)	8,014,286
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,135,005 shares (cost $11,293,761)	12,666,652
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
82,009 shares (cost $858,504)	901,278
NVIT Mid Cap Index Fund - Class I (MCIF)
86,300 shares (cost $1,573,172)	1,642,290
NVIT Money Market Fund - Class I (SAM)
5,076,186 shares (cost $5,076,186)	5,076,186
NVIT Money Market Fund - Class V (SAM5)
3,794,061 shares (cost $3,794,061)	3,794,061
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
73,902 shares (cost $651,951)	743,457
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
100,337 shares (cost $885,642)	977,284
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
132,402 shares (cost $1,258,598)	1,395,519
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
43,154 shares (cost $375,605)	404,351
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
129,013 shares (cost $1,118,722)	1,372,700
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
4,708 shares (cost $47,739)	48,587

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
37,311 shares (cost $371,228)	385,420
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
29,265 shares (cost $449,334)	508,919
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
42,166 shares (cost $419,276)	497,558
NVIT Multi-Manager Small Company Fund - Class I (SCF)
39,403 shares (cost $652,970)	771,112
NVIT Multi-Sector Bond Fund - Class I (MSBF)
98,356 shares (cost $854,677)	933,397
NVIT Short Term Bond Fund - Class I (NVSTB1)
2,505 shares (cost $26,696)	26,452
NVIT Short Term Bond Fund - Class II (NVSTB2)
12,243 shares (cost $127,199)	128,917
NVIT Large Cap Growth Fund - Class I (NVOLG1)
202,384 shares (cost $3,097,545)	3,503,272
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
72,094 shares (cost $685,340)	718,781
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
62,850 shares (cost $845,131)	856,649
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
46,253 shares (cost $690,342)	696,111
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
70,857 shares (cost $740,484)	735,490
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
454,396 shares (cost $4,921,815)	5,107,412
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
450,039 shares (cost $4,892,943)	5,008,936
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
13,750 shares (cost $150,495)	150,704
Templeton NVIT International Value Fund - Class III (NVTIV3)
60,956 shares (cost $742,623)	744,276
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
73,323 shares (cost $715,280)	837,349
NVIT Real Estate Fund - Class I (NVRE1)
406,952 shares (cost $3,489,008)	3,853,837
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
71,245 shares (cost $1,134,090)	1,258,901
American Century VP Inflation Protection Fund - Class II (ACVIP2)
84,696 shares (cost $1,000,293)	1,018,896
VP Mid Cap Value Fund - Class I (ACVMV1)
130,467 shares (cost $1,719,982)	1,902,213
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
174,923 shares (cost $2,028,383)	2,371,950
Appreciation Portfolio - Initial Shares (DCAP)
24,980 shares (cost $977,362)	1,010,922
Quality Bond Fund II - Primary Shares (FQB)
5,107 shares (cost $58,176)	60,258
VIP Energy Portfolio - Service Class 2 (FNRS2)
196,196 shares (cost $3,725,116)	3,816,006
VIP Equity-Income Portfolio - Service Class (FEIS)
137,886 shares (cost $2,620,123)	2,739,802
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
61,476 shares (cost $665,205)	684,841
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
141,557 shares (cost $1,500,638)	1,584,024
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
395,836 shares (cost $3,906,247)	4,302,738
VIP Growth Portfolio - Service Class (FGS)
55,643 shares (cost $1,989,357)	2,334,208
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
273,023 shares (cost $3,541,040)	3,532,924
VIP Mid Cap Portfolio - Service Class (FMCS)
151,922 shares (cost $4,332,502)	4,616,903
VIP Overseas Portfolio - Service Class R (FOSR)
87,564 shares (cost $1,351,983)	1,401,032
VIP Value Strategies Portfolio - Service Class (FVSS)
1,495 shares (cost $12,446)	16,567
Franklin Income Securities Fund - Class 2 (FTVIS2)
60,494 shares (cost $877,056)	911,644

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
1,967 shares (cost $33,851)	43,343
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
140,195 shares (cost $2,040,075)	2,604,822
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
62,542 shares (cost $539,066)	652,312
Templeton Foreign Securities Fund - Class 3 (TIF3)
31,249 shares (cost $355,107)	447,487
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
128,810 shares (cost $2,462,586)	2,509,226
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
141,467 shares (cost $1,079,286)	1,203,884
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
61,474 shares (cost $676,573)	673,137
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,188 shares (cost $16,155)	15,682
Socially Responsive Portfolio - I Class Shares (AMSRS)
9,736 shares (cost $123,170)	154,707
Global Securities Fund/VA - Class 3 (OVGS3)
38,089 shares (cost $1,127,632)	1,248,177
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
37,779 shares (cost $680,624)	905,553
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
51,233 shares (cost $886,118)	1,031,828
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
25,424 shares (cost $141,794)	144,154
All Asset Portfolio - Administrative Class (PMVAAA)
3,681 shares (cost $41,947)	41,885
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
77,566 shares (cost $915,374)	916,055
Low Duration Portfolio - Administrative Class (PMVLDA)
228,461 shares (cost $2,411,946)	2,462,808
Total Return Portfolio - Administrative Class (PMVTRA)
96,839 shares (cost $1,103,509)	1,118,493
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
604 shares (cost $22,365)	21,916
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
2,238 shares (cost $27,224)	28,447
Health Sciences Fund, Inc. (TRHS)
17,679 shares (cost $750,280)	728,744
Health Sciences Portfolio - II (TRHS2)
34,404 shares (cost $625,130)	710,450
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
54,644 shares (cost $1,588,044)	1,591,780
Variable Insurance Portfolios - Asset Strategy (WRASP)
592,091 shares (cost $5,737,444)	6,350,710
Variable Insurance Portfolios - Balanced (WRBP)
15,725 shares (cost $141,994)	147,364
Variable Insurance Portfolios - Bond (WRBDP)
103,107 shares (cost $586,417)	608,185
Variable Insurance Portfolios - Core Equity (WRCEP)
32,630 shares (cost $370,773)	403,988
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
56,815 shares (cost $376,316)	411,605
Variable Insurance Portfolios - Energy (WRENG)
29,555 shares (cost $173,440)	174,201
Variable Insurance Portfolios - Global Bond (WRGBP)
3,079 shares (cost $15,487)	15,604
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
91,168 shares (cost $503,318)	459,461
Variable Insurance Portfolios - Growth (WRGP)
30,636 shares (cost $300,615)	325,549
Variable Insurance Portfolios - High Income (WRHIP)
268,947 shares (cost $987,010)	1,020,682
Variable Insurance Portfolios - International Growth (WRIP)
38,558 shares (cost $302,047)	326,348
Variable Insurance Portfolios - International Core Equity (WRI2P)
16,747 shares (cost $261,196)	269,101
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
796 shares (cost $4,092)	3,915

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
7,164 shares (cost $149,987)	151,366
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
41,151 shares (cost $334,007)	351,328
Variable Insurance Portfolios - Money Market (WRMMP)
143,917 shares (cost $143,917)	143,917
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
97,289 shares (cost $474,666)	490,733
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
62,311 shares (cost $320,971)	332,079
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
366,114 shares (cost $1,829,995)	1,951,974
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
402,012 shares (cost $2,070,403)	2,190,283
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
48,471 shares (cost $257,416)	262,250
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
19,055 shares (cost $135,171)	150,418
Variable Insurance Portfolios - Science and Technology (WRSTP)
36,591 shares (cost $596,381)	662,433
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
22,914 shares (cost $217,971)	219,889
Variable Insurance Portfolios - Small Cap Value (WRSCV)
11,257 shares (cost $167,961)	180,596
Variable Insurance Portfolios - Value (WRVP)
21,555 shares (cost $118,985)	128,711
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
76,010 shares (cost $612,523)	598,962

Total Investments	$236,894,753

Accounts Receivable-Templeton Global Bond Securities Fund - Class 1 (FTVGB1)	16,951
Accounts Receivable-VIP Energy Portfolio - Service Class 2 (FNRS2)	13,031
Accounts Receivable-Variable Insurance Portfolios - Asset Strategy (WRASP)	10,810
Accounts Receivable-NVIT Cardinal Balanced Fund - Class I (NVCRB1)	8,537
Accounts Receivable-Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	7,649
Accounts Receivable-NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	7,339
Accounts Receivable-Health Sciences Fund, Inc. (TRHS)	6,363
Accounts Receivable-VIP Mid Cap Portfolio - Service Class (FMCS)	5,901
Accounts Receivable-VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	4,850
Accounts Receivable-NVIT Emerging Markets Fund - Class III (GEM3)	4,365
Accounts Receivable-NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	4,200
Accounts Receivable-Core Plus Fixed Income Portfolio - Class I (MSVFI)	192
Accounts Receivable-Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2

Other Accounts Payable	(3,219)
Accounts Payable-VA Global Bond Portfolio (DFVGB)	(842)
Accounts Payable-VA Short-Term Fixed Portfolio (DFVSTF)	(923)
Accounts Payable-VA U.S. Targeted Value Portfolio (DFVUTV)	(1,248)
Accounts Payable-VA U.S. Large Value Portfolio (DFVULV)	(1,342)
Accounts Payable-Franklin Income Securities Fund - Class 2 (FTVIS2)	(1,925)
Accounts Payable-VA International Small Portfolio (DFVIS)	(2,028)
Accounts Payable-Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	(2,104)
Accounts Payable-VA International Value Portfolio (DFVIV)	(2,641)
Accounts Payable-NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	(2,840)
Accounts Payable-Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	(5,873)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(28,993)

$236,930,965

Contract Owners’ Equity:
Accumulation units
Total Contract Owners’ Equity (note 8)	236,930,965

$236,930,965

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DFVGB	DFVIS	DFVIV
Reinvested dividends	$	3,440,064	1	18,423	25,902	54,701	3,472	5,453	7,083

Net investment income (loss)		3,440,064	1	18,423	25,902	54,701	3,472	5,453	7,083

Realized gain (loss) on investments		3,824,425	21	284	452	76,063	892	4,980	8,572
Change in unrealized gain (loss) on investments		13,136,897	134	7,215	50,026	239,141	(4,778)	8,648	11,337

Net gain (loss) on investments		16,961,322	155	7,499	50,478	315,204	(3,886)	13,628	19,909

Reinvested capital gains		3,583,660	-	-	4,947	11,197	2,893	3,643	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	23,985,046	156	25,922	81,327	381,102	2,479	22,724	26,992

Investment Activity:		DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1	GVGMNS
Reinvested dividends	$	790	3,479	2,693	106,562	26,844	-	25,048	-

Net investment income (loss)		790	3,479	2,693	106,562	26,844	-	25,048	-

Realized gain (loss) on investments		131	7,604	5,900	3,897	(5,077)	989	(4,822)	3
Change in unrealized gain (loss) on investments		(1,114)	4,338	8,944	315,463	50,463	20,169	85,759	24

Net gain (loss) on investments		(983)	11,942	14,844	319,360	45,386	21,158	80,937	27

Reinvested capital gains		423	-	-	208,195	-	-	610	1

Net increase (decrease) in contract owners’ equity resulting from operations	$	230	15,421	17,537	634,117	72,230	21,158	106,595	28

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		IVKMG1	JACAS	JAGTS	JAIGS	MIGIC	MVIVIC	MNDIC	MVFIC
Reinvested dividends	$	-	13,078	-	23,411	37	2,326	-	60,556

Net investment income (loss)		-	13,078	-	23,411	37	2,326	-	60,556

Realized gain (loss) on investments		(559)	30,271	(4,449)	(104,118)	313	80	(35)	112,583
Change in unrealized gain (loss) on investments		(204)	384,801	8,703	(336,274)	299	22,323	451	343,361

Net gain (loss) on investments		(763)	415,072	4,254	(440,392)	612	22,403	416	455,944

Reinvested capital gains		31	-	-	413,494	390	-	524	28,072

Net increase (decrease) in contract owners’ equity resulting from operations	$	(732)	428,150	4,254	(3,487)	1,039	24,729	940	544,572

Investment Activity:		MVIVSC	MFBOV	MFFCA	MFBIE	MFTCG	MSVFI	NVAMV1	GVAAA2
Reinvested dividends	$	1,769	2,247	1,172	7,494	186	5,588	13,188	70,425

Net investment income (loss)		1,769	2,247	1,172	7,494	186	5,588	13,188	70,425

Realized gain (loss) on investments		(3,421)	13,849	9,865	(14,908)	13,048	1,122	13,685	58,751
Change in unrealized gain (loss) on investments		17,379	30,910	16,177	70,553	48,713	3,744	92,825	594,982

Net gain (loss) on investments		13,958	44,759	26,042	55,645	61,761	4,866	106,510	653,733

Reinvested capital gains		-	-	23,382	-	-	-	55,024	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,727	47,006	50,596	63,139	61,947	10,454	174,722	724,158

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF3	GEM3	GIG3	NVIE6
Reinvested dividends	$	16,266	10,169	5,002	13,019	232,847	17,787	1,838	1,241

Net investment income (loss)		16,266	10,169	5,002	13,019	232,847	17,787	1,838	1,241

Realized gain (loss) on investments		6,076	28,624	55,744	43,763	21,474	23,426	4,071	16,066
Change in unrealized gain (loss) on investments		10,323	191,307	277,737	129,082	76,171	392,577	15,699	17,556

Net gain (loss) on investments		16,399	219,931	333,481	172,845	97,645	416,003	19,770	33,622

Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	32,665	230,100	338,483	185,864	330,492	433,790	21,608	34,863

Investment Activity:		NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$	4,134	12,933	32,801	53,181	72,728	24,312	103,659	140,561

Net investment income (loss)		4,134	12,933	32,801	53,181	72,728	24,312	103,659	140,561

Realized gain (loss) on investments		(704)	77,593	57,818	43,035	28,193	10,714	97,573	203,599
Change in unrealized gain (loss) on investments		26,963	36,533	227,673	190,579	401,966	37,306	408,271	637,781

Net gain (loss) on investments		26,259	114,126	285,491	233,614	430,159	48,020	505,844	841,380

Reinvested capital gains		20,865	-	120,518	40,150	70,252	18,045	104,890	271,143

Net increase (decrease) in contract owners’ equity resulting from operations	$	51,258	127,059	438,810	326,945	573,139	90,377	714,393	1,253,084

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX6	GVIDA
Reinvested dividends	$	30,758	40,632	7,339	8,531	34,517	1,418	52,273	49,414

Net investment income (loss)		30,758	40,632	7,339	8,531	34,517	1,418	52,273	49,414

Realized gain (loss) on investments		13,471	14,866	16,346	34,806	11,195	2,166	(9,546)	118,009
Change in unrealized gain (loss) on investments		59,674	34,797	(5,851)	37,221	(48,736)	1,832	222,308	290,696

Net gain (loss) on investments		73,145	49,663	10,495	72,027	(37,541)	3,998	212,762	408,705

Reinvested capital gains		30,065	8,757	5,859	-	44,149	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	133,968	99,052	23,693	80,558	41,125	5,416	265,035	458,119

Investment Activity:		NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	NVMIG3
Reinvested dividends	$	14,947	32,990	28,455	134,040	206,542	15,307	17,085	4,227

Net investment income (loss)		14,947	32,990	28,455	134,040	206,542	15,307	17,085	4,227

Realized gain (loss) on investments		18,780	27,275	26,849	431,663	701,058	15,996	46,058	29,893
Change in unrealized gain (loss) on investments		37,582	123,364	5,533	291,474	752,105	33,687	12,851	62,307

Net gain (loss) on investments		56,362	150,639	32,382	723,137	1,453,163	49,683	58,909	92,200

Reinvested capital gains		9,469	22,519	22,058	-	-	3,801	92,274	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	80,778	206,148	82,895	857,177	1,659,705	68,791	168,268	96,427

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF
Reinvested dividends	$	3,580	6,807	5,262	-	647	4,237	-	3,979

Net investment income (loss)		3,580	6,807	5,262	-	647	4,237	-	3,979

Realized gain (loss) on investments		(17,483)	20,054	2,705	107,422	(700)	18,282	14,302	39,179
Change in unrealized gain (loss) on investments		156,680	126,307	47,476	(40,856)	849	(1,790)	39,783	40,365

Net gain (loss) on investments		139,197	146,361	50,181	66,566	149	16,492	54,085	79,544

Reinvested capital gains		-	33,169	-	133,722	3,403	36,838	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	142,777	186,337	55,443	200,288	4,199	57,567	54,085	83,523

Investment Activity:		SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP	NVDBLP	NVDCAP
Reinvested dividends	$	1,176	22,916	350	1,748	24,797	12,184	19,983	9,033

Net investment income (loss)		1,176	22,916	350	1,748	24,797	12,184	19,983	9,033

Realized gain (loss) on investments		27,035	10,469	894	862	43,966	478	10,132	17
Change in unrealized gain (loss) on investments		73,064	67,050	(244)	2,119	495,588	33,441	11,518	5,768

Net gain (loss) on investments		100,099	77,519	650	2,981	539,554	33,919	21,650	5,785

Reinvested capital gains		-	-	-	-	-	-	8,663	2,548

Net increase (decrease) in contract owners’ equity resulting from operations	$	101,275	100,435	1,000	4,729	564,351	46,103	50,296	17,366

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF	NVRE1	ALVSVA
Reinvested dividends	$	13,011	93,477	94,859	2,882	16,997	10,132	39,915	5,982

Net investment income (loss)		13,011	93,477	94,859	2,882	16,997	10,132	39,915	5,982

Realized gain (loss) on investments		1,981	116	14,524	1,102	(11,030)	50,494	162,774	8,187
Change in unrealized gain (loss) on investments		(4,993)	185,597	115,992	209	112,818	70,564	(38,207)	136,795

Net gain (loss) on investments		(3,012)	185,713	130,516	1,311	101,788	121,058	124,567	144,982

Reinvested capital gains		6,316	-	-	310	12,026	-	324,070	34,866

Net increase (decrease) in contract owners’ equity resulting from operations	$	16,315	279,190	225,375	4,503	130,811	131,190	488,552	185,830

Investment Activity:		ACVIP2	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS	FF10S
Reinvested dividends	$	27,035	36,016	7,352	27,822	2,328	29,417	80,010	11,936

Net investment income (loss)		27,035	36,016	7,352	27,822	2,328	29,417	80,010	11,936

Realized gain (loss) on investments		38,032	56,994	66,187	36,831	454	33,070	104,176	2,464
Change in unrealized gain (loss) on investments		(12,387)	82,130	129,986	2,488	2,789	93,194	(3,103)	31,958

Net gain (loss) on investments		25,645	139,124	196,173	39,319	3,243	126,264	101,073	34,422

Reinvested capital gains		30,423	90,632	57,035	-	-	-	146,779	8,437

Net increase (decrease) in contract owners’ equity resulting from operations	$	83,103	265,772	260,560	67,141	5,571	155,681	327,862	54,795

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS	FTVIS2
Reinvested dividends	$	29,979	84,273	11,801	78,232	23,560	25,605	78	65,927

Net investment income (loss)		29,979	84,273	11,801	78,232	23,560	25,605	78	65,927

Realized gain (loss) on investments		30,506	71,197	37,259	29,754	132,866	(100,375)	2,882	14,525
Change in unrealized gain (loss) on investments		91,744	328,500	246,432	(27,215)	58,453	318,570	1,031	27,352

Net gain (loss) on investments		122,250	399,697	283,691	2,539	191,319	218,195	3,913	41,877

Reinvested capital gains		17,490	35,517	-	87,097	363,374	4,647	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	169,719	519,487	295,492	167,868	578,253	248,447	3,991	107,804

Investment Activity:		FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3	FTVFA2	AMTB	AMFAS
Reinvested dividends	$	756	22,740	8,437	12,156	161,563	38,216	18,968	-

Net investment income (loss)		756	22,740	8,437	12,156	161,563	38,216	18,968	-

Realized gain (loss) on investments		(255)	126,927	4,375	11,313	11,654	44,501	(8,517)	1,189
Change in unrealized gain (loss) on investments		4,495	250,061	59,967	46,175	143,590	95,960	18,469	503

Net gain (loss) on investments		4,240	376,988	64,342	57,488	155,244	140,461	9,952	1,692

Reinvested capital gains		-	-	-	-	4,088	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	4,996	399,728	72,779	69,644	320,895	178,677	28,920	1,692

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		AMSRS	OVGS3	OVGI	OVSC	OVSB	PMVAAA	PMVFBA	PMVLDA
Reinvested dividends	$	347	21,789	8,081	5,225	-	1,131	47,236	36,879

Net investment income (loss)		347	21,789	8,081	5,225	-	1,131	47,236	36,879

Realized gain (loss) on investments		4,314	108,542	41,142	28,394	166	25	18,531	1,651
Change in unrealized gain (loss) on investments		10,513	78,751	80,587	111,718	2,360	(62)	(42,207)	68,738

Net gain (loss) on investments		14,827	187,293	121,729	140,112	2,526	(37)	(23,676)	70,389

Reinvested capital gains		-	-	-	-	-	-	20,355	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,174	209,082	129,810	145,337	2,526	1,094	43,915	107,268

Investment Activity:		PMVTRA	ACEG	AVMCCI	TRHS	TRHS2	VWHA	WRASP	WRBP
Reinvested dividends	$	18,069	-	9	2,302	-	8,811	55,943	2,557

Net investment income (loss)		18,069	-	9	2,302	-	8,811	55,943	2,557

Realized gain (loss) on investments		5,495	(355)	4	9,408	24,861	(9,202)	37,546	2,654
Change in unrealized gain (loss) on investments		16,593	(449)	1,223	(21,536)	89,078	3,735	811,171	4,514

Net gain (loss) on investments		22,088	(804)	1,227	(12,128)	113,939	(5,467)	848,717	7,168

Reinvested capital gains		19,925	-	114	27,455	13,035	14,701	-	9,259

Net increase (decrease) in contract owners’ equity resulting from operations	$	60,082	(804)	1,350	17,629	126,974	18,045	904,660	18,984

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP
Reinvested dividends	$	18,196	2,046	3,743	-	411	-	176	36,707

Net investment income (loss)		18,196	2,046	3,743	-	411	-	176	36,707

Realized gain (loss) on investments		8,110	7,143	15,702	2,209	18	2,617	4,031	46,463
Change in unrealized gain (loss) on investments		1,972	15,809	22,369	806	137	(14,355)	7,486	32,892

Net gain (loss) on investments		10,082	22,952	38,071	3,015	155	(11,738)	11,517	79,355

Reinvested capital gains		4,615	34,261	-	-	14	22,436	20,861	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	32,893	59,259	41,814	3,015	580	10,698	32,554	116,062

Investment Activity:		WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP
Reinvested dividends	$	5,249	5,143	115	-	-	40	3,664	2,609

Net investment income (loss)		5,249	5,143	115	-	-	40	3,664	2,609

Realized gain (loss) on investments		4,535	1,481	17	6,627	4,390	-	11,097	(233)
Change in unrealized gain (loss) on investments		20,246	20,393	(151)	(3,066)	5,554	-	13,715	8,591

Net gain (loss) on investments		24,781	21,874	(134)	3,561	9,944	-	24,812	8,358

Reinvested capital gains		17,144	1,866	96	10,808	26,092	-	18,130	8,215

Net increase (decrease) in contract owners’ equity resulting from operations	$	47,174	28,883	77	14,369	36,036	40	46,606	19,182

									(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$	15,594	14,418	1,882	1,058	-	-	629	1,384

Net investment income (loss)		15,594	14,418	1,882	1,058	-	-	629	1,384

Realized gain (loss) on investments		22,393	34,150	2,286	14,061	6,122	3,741	1,635	1,731
Change in unrealized gain (loss) on investments		69,990	92,446	6,137	5,270	81,116	97	14,586	5,886

Net gain (loss) on investments		92,383	126,596	8,423	19,331	87,238	3,838	16,221	7,617

Reinvested capital gains		44,791	47,345	5,794	-	35,635	4,623	9,195	8,495

Net increase (decrease) in contract owners’ equity resulting from operations	$	152,768	188,359	16,099	20,389	122,873	8,461	26,045	17,496

Investment Activity:		WFVSCG	JAGTS2	JAIGS2	AVCA	AVCDI	VWHAR	OVHI3	OVHI
Reinvested dividends	$	-	-	-	-	-	-	17,362	217

Net investment income (loss)		-	-	-	-	-	-	17,362	217

Realized gain (loss) on investments		14,496	19,118	(250,392)	5,338	10,475	(137,573)	(6,279)	53
Change in unrealized gain (loss) on investments		(15,363)	25,816	680,804	(2,352)	936	114,470	131	(113)

Net gain (loss) on investments		(867)	44,934	430,412	2,986	11,411	(23,103)	(6,148)	(60)

Reinvested capital gains		27,749	-	-	-	-	51,561	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	26,882	44,934	430,412	2,986	11,411	28,458	11,214	157

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAA		ACVIP1		BRVGA1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,440,064	2,484,110	1	-	18,423	-	25,902	-
Realized gain (loss) on investments	3,824,425	2,679,995	21	-	284	-	452	-
Change in unrealized gain (loss) on investments	13,136,897	(11,743,102)	134	-	7,215	-	50,026	-
Reinvested capital gains	3,583,660	690,612	-	-	-	-	4,947	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,985,046	(5,888,385)	156	-	25,922	-	81,327	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	75,751,494	69,416,717	3,593	-	845,660	-	755,006	-
Transfers between funds	-	-	3,391	-	523,351	-	979,910	-
Surrenders (note 6)	(5,712,870)	(4,530,807)	-	-	(36)	-	(632)	-
Death Benefits (note 4)	(186,024)	(85,723)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,512,147)	(1,532,587)	-	-	1,280	-	(683)	-
Deductions for surrender charges (note 2d)	(1,749,670)	(1,484,097)	-	-	(226)	-	(2,502)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,716,337)	(17,338,392)	(1,056)	-	(75,575)	-	(78,392)	-
Asset charges (note 3)	(711,162)	(525,076)	(4)	-	(845)	-	(1,280)	-
Adjustments to maintain reserves	109,181	87,446	1	-	(237)	-	10	-

Net equity transactions	44,272,465	44,007,481	5,925	-	1,293,372	-	1,651,437	-

Net change in contract owners’ equity	68,257,511	38,119,096	6,081	-	1,319,294	-	1,732,764	-
Contract owners’ equity beginning of period	168,673,454	130,554,358	-	-	-	-	-	-

Contract owners’ equity end of period	$236,930,965	168,673,454	6,081	-	1,319,294	-	1,732,764	-

CHANGES IN UNITS:
Beginning units	14,492,169	10,808,563	-	-	-	-	-	-
Units purchased	9,902,713	8,029,832	699	-	133,835	-	176,532	-
Units redeemed	(5,733,829)	(4,346,226)	(106)	-	(7,581)	-	(8,420)	-

Ending units	18,661,053	14,492,169	593	-	126,254	-	168,112	-

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVGA2		DFVGB		DFVIS		DFVIV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$54,701	92,116	3,472	-	5,453	-	7,083	-
Realized gain (loss) on investments	76,063	16,616	892	-	4,980	-	8,572	-
Change in unrealized gain (loss) on investments	239,141	(356,890)	(4,778)	-	8,648	-	11,337	-
Reinvested capital gains	11,197	92,062	2,893	-	3,643	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	381,102	(156,096)	2,479	-	22,724	-	26,992	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	351,890	1,054,749	197,024	-	202,225	-	215,010	-
Transfers between funds	(684,705)	1,601,129	95,058	-	70,663	-	58,729	-
Surrenders (note 6)	(55,143)	(38,740)	-	-	-	-	(2,897)	-
Death Benefits (note 4)	(1,338)	(1,020)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(21,681)	(20,615)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(32,298)	(5,527)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(328,745)	(301,515)	(25,186)	-	(25,923)	-	(27,642)	-
Asset charges (note 3)	(8,548)	(6,568)	(1)	-	(16)	-	(12)	-
Adjustments to maintain reserves	-	96	2	-	(2,325)	-	(3,312)	-

Net equity transactions	(780,568)	2,281,989	266,897	-	244,624	-	239,876	-

Net change in contract owners’ equity	(399,466)	2,125,893	269,376	-	267,348	-	266,868	-
Contract owners’ equity beginning of period	4,195,588	2,069,695	-	-	-	-	-	-

Contract owners’ equity end of period	$3,796,122	4,195,588	269,376	-	267,348	-	266,868	-

CHANGES IN UNITS:
Beginning units	325,219	154,611	-	-	-	-	-	-
Units purchased	33,767	205,658	37,949	-	38,999	-	38,027	-
Units redeemed	(91,827)	(35,050)	(11,755)	-	(13,567)	-	(13,471)	-

Ending units	267,159	325,219	26,194	-	25,432	-	24,556	-

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DFVSTF		DFVULV		DFVUTV		DSIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$790	-	3,479	-	2,693	-	106,562	58,600
Realized gain (loss) on investments	131	-	7,604	-	5,900	-	3,897	(81,358)
Change in unrealized gain (loss) on investments	(1,114)	-	4,338	-	8,944	-	315,463	55,442
Reinvested capital gains	423	-	-	-	-	-	208,195	19,478

Net increase (decrease) in contract owners’ equity resulting from operations	230	-	15,421	-	17,537	-	634,117	52,162

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	206,604	-	160,808	-	177,266	-	2,950,493	784,468
Transfers between funds	66,449	-	70,347	-	59,205	-	(96,782)	357,444
Surrenders (note 6)	-	-	-	-	-	-	(207,853)	(78,067)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(110,006)	(63,278)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(45,471)	(32,497)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,598)	-	(21,346)	-	(23,178)	-	(423,294)	(286,648)
Asset charges (note 3)	-	-	(25)	-	(19)	-	(16,510)	(10,006)
Adjustments to maintain reserves	(2)	-	(1,945)	-	(1,068)	-	(11)	34

Net equity transactions	246,453	-	207,839	-	212,206	-	2,050,566	671,450

Net change in contract owners’ equity	246,683	-	223,260	-	229,743	-	2,684,683	723,612
Contract owners’ equity beginning of period	-	-	-	-	-	-	3,443,959	2,720,347

Contract owners’ equity end of period	$246,683	-	223,260	-	229,743	-	6,128,642	3,443,959

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	287,581	231,422
Units purchased	35,291	-	31,234	-	32,801	-	245,840	104,013
Units redeemed	(10,709)	-	(10,752)	-	(11,647)	-	(91,248)	(47,854)

Ending units	24,582	-	20,482	-	21,154	-	442,173	287,581

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVIS1		FTVFA1		FTVGB1		GVGMNS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$26,844	-	-	-	25,048	-	-	-
Realized gain (loss) on investments	(5,077)	-	989	-	(4,822)	-	3	-
Change in unrealized gain (loss) on investments	50,463	-	20,169	-	85,759	-	24	-
Reinvested capital gains	-	-	-	-	610	-	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,230	-	21,158	-	106,595	-	28	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	367,348	-	63,482	-	1,249,486	-	921	-
Transfers between funds	714,179	-	226,845	-	483,903	-	162	-
Surrenders (note 6)	(199)	-	(552)	-	(288)	-	-	-
Death Benefits (note 4)	-	-	-	-	(117)	-	-	-
Net policy repayments (loans) (note 5)	1,509	-	(5)	-	198	-	-	-
Deductions for surrender charges (note 2d)	(247)	-	(2,194)	-	(265)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,488)	-	(15,312)	-	(100,610)	-	(132)	-
Asset charges (note 3)	(322)	-	(56)	-	(2,940)	-	(2)	-
Adjustments to maintain reserves	965	-	1	-	16,952	-	3	-

Net equity transactions	1,027,745	-	272,209	-	1,646,319	-	952	-

Net change in contract owners’ equity	1,099,975	-	293,367	-	1,752,914	-	980	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$1,099,975	-	293,367	-	1,752,914	-	980	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	109,437	-	29,239	-	172,095	-	108	-
Units redeemed	(6,376)	-	(1,961)	-	(9,787)	-	(13)	-

Ending units	103,061	-	27,278	-	162,308	-	95	-

							(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG1		JACAS		JAGTS		JAIGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	13,078	4,362	-	-	23,411	-
Realized gain (loss) on investments	(559)	-	30,271	160,623	(4,449)	-	(104,118)	-
Change in unrealized gain (loss) on investments	(204)	-	384,801	(274,065)	8,703	-	(336,274)	-
Reinvested capital gains	31	-	-	-	-	-	413,494	-

Net increase (decrease) in contract owners’ equity resulting from operations	(732)	-	428,150	(109,080)	4,254	-	(3,487)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,786	-	381,292	379,456	54,996	-	419,593	-
Transfers between funds	95,117	-	65,936	(242,449)	373,681	-	3,799,175	-
Surrenders (note 6)	(2,850)	-	(33,512)	(36,175)	-	-	(54,889)	-
Death Benefits (note 4)	-	-	(896)	(993)	-	-	(543)	-
Net policy repayments (loans) (note 5)	(171)	-	(7,138)	(20,472)	(206)	-	(12,716)	-
Deductions for surrender charges (note 2d)	(347)	-	(19,313)	(14,478)	-	-	(16,547)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,861)	-	(166,966)	(152,773)	(25,278)	-	(187,905)	-
Asset charges (note 3)	(225)	-	(6,324)	(5,481)	(673)	-	(8,683)	-
Adjustments to maintain reserves	6	-	(7)	2	(2,103)	-	7,650	-

Net equity transactions	105,455	-	213,072	(93,363)	400,417	-	3,945,135	-

Net change in contract owners’ equity	104,723	-	641,222	(202,443)	404,671	-	3,941,648	-
Contract owners’ equity beginning of period	-	-	1,739,033	1,941,476	-	-	-	-

Contract owners’ equity end of period	$104,723	-	2,380,255	1,739,033	404,671	-	3,941,648	-

CHANGES IN UNITS:
Beginning units	-	-	149,403	155,217	-	-	-	-
Units purchased	11,873	-	34,900	46,255	46,614	-	441,102	-
Units redeemed	(1,217)	-	(19,201)	(52,069)	(6,344)	-	(47,426)	-

Ending units	10,656	-	165,102	149,403	40,270	-	393,676	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MIGIC		MVIVIC		MNDIC		MVFIC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$37	35	2,326	-	-	-	60,556	47,137
Realized gain (loss) on investments	313	1,018	80	-	(35)	-	112,583	103,506
Change in unrealized gain (loss) on investments	299	(1,062)	22,323	-	451	-	343,361	(167,909)
Reinvested capital gains	390	-	-	-	524	-	28,072	12,749

Net increase (decrease) in contract owners’ equity resulting from operations	1,039	(9)	24,729	-	940	-	544,572	(4,517)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,954	2,502	107,631	-	5,688	-	519,239	559,283
Transfers between funds	1,682	(971)	270,112	-	9,322	-	239,328	230,208
Surrenders (note 6)	-	(1,590)	(777)	-	(2,826)	-	(132,864)	(60,421)
Death Benefits (note 4)	-	-	-	-	-	-	-	(5,246)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(9,067)	(13,647)
Deductions for surrender charges (note 2d)	-	(400)	-	-	-	-	(35,673)	(15,587)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(632)	(577)	(12,822)	-	(754)	-	(227,360)	(210,955)
Asset charges (note 3)	(37)	(33)	(237)	-	(16)	-	(10,951)	(9,304)
Adjustments to maintain reserves	5	(1)	(3)	-	(13)	-	43	(7)

Net equity transactions	2,972	(1,070)	363,904	-	11,401	-	342,695	474,324

Net change in contract owners’ equity	4,011	(1,079)	388,633	-	12,341	-	887,267	469,807
Contract owners’ equity beginning of period	4,649	5,728	-	-	-	-	3,196,717	2,726,910

Contract owners’ equity end of period	$8,660	4,649	388,633	-	12,341	-	4,083,984	3,196,717

CHANGES IN UNITS:
Beginning units	368	456	-	-	-	-	248,200	211,083
Units purchased	266	197	37,674	-	1,272	-	57,027	64,583
Units redeemed	(48)	(285)	(1,281)	-	(78)	-	(32,487)	(27,466)

Ending units	586	368	36,393	-	1,194	-	272,740	248,200

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVIVSC		MFBOV		MFFCA		MFBIE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,769	1,064	2,247	927	1,172	-	7,494	10,644
Realized gain (loss) on investments	(3,421)	257	13,849	9,887	9,865	10,519	(14,908)	4,314
Change in unrealized gain (loss) on investments	17,379	(6,698)	30,910	(21,352)	16,177	(60,000)	70,553	(48,406)
Reinvested capital gains	-	-	-	-	23,382	29,355	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,727	(5,377)	47,006	(10,538)	50,596	(20,126)	63,139	(33,448)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,067	44,311	119,161	56,655	83,368	35,775	115,884	69,186
Transfers between funds	(9,480)	75,967	(50,466)	22,739	12,493	41,587	(68,057)	75,385
Surrenders (note 6)	-	(66)	(1,711)	(1,575)	(982)	(946)	(729)	(731)
Death Benefits (note 4)	(7,729)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	4,067	5,205	1,713	2,625	1,769	2,230	1,901
Deductions for surrender charges (note 2d)	(27)	(83)	-	-	(2,070)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,724)	(8,688)	(24,830)	(19,999)	(20,782)	(15,767)	(24,575)	(18,720)
Asset charges (note 3)	(338)	(204)	(789)	(651)	(977)	(820)	(781)	(674)
Adjustments to maintain reserves	11	20	4	(6)	6	(5)	-	-

Net equity transactions	(12,220)	115,324	46,574	58,876	73,681	61,593	23,972	126,347

Net change in contract owners’ equity	3,507	109,947	93,580	48,338	124,277	41,467	87,111	92,899
Contract owners’ equity beginning of period	118,893	8,946	270,354	222,016	254,862	213,395	306,052	213,153

Contract owners’ equity end of period	$122,400	118,893	363,934	270,354	379,139	254,862	393,163	306,052

CHANGES IN UNITS:
Beginning units	11,163	825	32,536	25,620	25,361	19,701	43,251	26,038
Units purchased	5,118	13,056	18,361	13,304	9,643	7,858	18,549	22,549
Units redeemed	(6,368)	(2,718)	(13,555)	(6,388)	(2,877)	(2,198)	(15,760)	(5,336)

Ending units	9,913	11,163	37,342	32,536	32,127	25,361	46,040	43,251

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MFTCG		MSVFI		NVAMV1		GVAAA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$186	-	5,588	3,793	13,188	21,488	70,425	44,334
Realized gain (loss) on investments	13,048	14,450	1,122	209	13,685	(8,201)	58,751	50,890
Change in unrealized gain (loss) on investments	48,713	(18,207)	3,744	1,375	92,825	(32,036)	594,982	(78,510)
Reinvested capital gains	-	-	-	-	55,024	3,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	61,947	(3,757)	10,454	5,377	174,722	(15,624)	724,158	16,714

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	151,876	32,103	30,386	32,321	198,112	223,340	1,755,242	1,066,744
Transfers between funds	51,563	58,039	309	(4,357)	(73,683)	(194,729)	542,006	362,434
Surrenders (note 6)	(1,031)	(901)	(2,557)	(777)	(29,525)	(7,448)	(133,509)	(99,028)
Death Benefits (note 4)	-	-	-	-	-	(2,564)	-	-
Net policy repayments (loans) (note 5)	1,886	8,317	(5,522)	-	(4,849)	(13,002)	(47,444)	(21,645)
Deductions for surrender charges (note 2d)	-	-	(166)	(485)	(8,495)	(12,965)	(29,701)	(11,514)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,645)	(17,788)	(14,808)	(14,641)	(105,805)	(109,115)	(588,425)	(402,634)
Asset charges (note 3)	(875)	(621)	(413)	(367)	(5,116)	(5,068)	(23,373)	(13,479)
Adjustments to maintain reserves	(1)	1	15	8	4	(35)	8,211	63,954

Net equity transactions	177,773	79,150	7,244	11,702	(29,357)	(121,586)	1,483,007	944,832

Net change in contract owners’ equity	239,720	75,393	17,698	17,079	145,365	(137,210)	2,207,165	961,546
Contract owners’ equity beginning of period	276,083	200,690	103,669	86,590	1,203,132	1,340,342	4,135,328	3,173,782

Contract owners’ equity end of period	$515,803	276,083	121,367	103,669	1,348,497	1,203,132	6,342,493	4,135,328

CHANGES IN UNITS:
Beginning units	30,075	21,687	8,174	7,213	83,852	94,019	376,643	291,751
Units purchased	20,037	11,023	2,338	2,636	14,876	23,279	198,357	133,387
Units redeemed	(3,019)	(2,635)	(1,768)	(1,675)	(16,763)	(33,446)	(75,787)	(48,495)

Ending units	47,093	30,075	8,744	8,174	81,965	83,852	499,213	376,643

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$16,266	11,874	10,169	8,560	5,002	5,141	13,019	9,397
Realized gain (loss) on investments	6,076	3,167	28,624	84,765	55,744	135,708	43,763	33,531
Change in unrealized gain (loss) on investments	10,323	15,876	191,307	(188,193)	277,737	(232,225)	129,082	(68,571)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,665	30,917	230,100	(94,868)	338,483	(91,376)	185,864	(25,643)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	115,043	113,692	297,975	320,238	380,511	515,425	241,445	301,988
Transfers between funds	188,938	7,655	67,888	(113,017)	29,096	(97,841)	(69,582)	43,707
Surrenders (note 6)	(20,544)	(199)	(11,824)	(6,790)	(42,167)	(60,973)	(80,717)	(26,857)
Death Benefits (note 4)	-	-	(725)	-	(4,092)	(1,281)	(6,495)	-
Net policy repayments (loans) (note 5)	(3,567)	(2,882)	(21,536)	(9,355)	(16,082)	(8,389)	(8,197)	(3,197)
Deductions for surrender charges (note 2d)	(3,850)	(1,497)	(3,833)	(5,320)	(8,215)	(16,331)	(5,233)	(6,996)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,742)	(61,034)	(129,997)	(131,370)	(177,200)	(171,480)	(117,882)	(103,472)
Asset charges (note 3)	(2,299)	(1,961)	(4,057)	(3,771)	(7,405)	(6,348)	(3,587)	(3,199)
Adjustments to maintain reserves	(2)	7	-	(29)	20	360	(3)	(13)

Net equity transactions	208,977	53,781	193,891	50,586	154,466	153,142	(50,251)	201,961

Net change in contract owners’ equity	241,642	84,698	423,991	(44,282)	492,949	61,766	135,613	176,318
Contract owners’ equity beginning of period	602,782	518,084	984,608	1,028,890	1,877,192	1,815,426	1,098,591	922,273

Contract owners’ equity end of period	$844,424	602,782	1,408,599	984,608	2,370,141	1,877,192	1,234,204	1,098,591

CHANGES IN UNITS:
Beginning units	49,036	44,558	90,535	85,800	185,580	171,060	126,457	103,788
Units purchased	25,458	12,456	34,710	33,923	46,167	73,715	30,594	43,543
Units redeemed	(9,051)	(7,978)	(19,155)	(29,188)	(32,164)	(59,195)	(35,691)	(20,874)

Ending units	65,443	49,036	106,090	90,535	199,583	185,580	121,360	126,457

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM3		GIG3		NVIE6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$232,847	110,317	17,787	16,976	1,838	1,116	1,241	3,144
Realized gain (loss) on investments	21,474	36,214	23,426	95,395	4,071	(3,190)	16,066	11,655
Change in unrealized gain (loss) on investments	76,171	(102,442)	392,577	(670,557)	15,699	(2,183)	17,556	(46,948)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	330,492	44,089	433,790	(558,186)	21,608	(4,257)	34,863	(32,149)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,307,857	428,359	1,394,843	664,206	137,052	38,550	-	69,461
Transfers between funds	(420,435)	672,768	352,828	75,641	(19,566)	76,146	(62,618)	(38,379)
Surrenders (note 6)	(5,662)	(11,274)	(78,106)	(22,815)	(650)	(19)	(2,776)	(476)
Death Benefits (note 4)	-	(622)	(1,501)	(987)	-	-	-	-
Net policy repayments (loans) (note 5)	(10,253)	(17,741)	(12,346)	(20,364)	(2,601)	72	(5,928)	(3,577)
Deductions for surrender charges (note 2d)	(3,935)	(3,453)	(29,039)	(18,320)	(308)	(20)	(986)	(490)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(189,450)	(119,463)	(317,317)	(226,141)	(17,073)	(4,556)	(18,059)	(26,979)
Asset charges (note 3)	(9,052)	(4,218)	(9,890)	(6,850)	(813)	(149)	(949)	(1,226)
Adjustments to maintain reserves	116	474	4,857	43	-	1	(2)	2

Net equity transactions	669,186	944,830	1,304,329	444,413	96,041	110,025	(91,318)	(1,664)

Net change in contract owners’ equity	999,678	988,919	1,738,119	(113,773)	117,649	105,768	(56,455)	(33,813)
Contract owners’ equity beginning of period	1,949,162	960,243	2,078,437	2,192,210	105,768	-	265,038	298,851

Contract owners’ equity end of period	$2,948,840	1,949,162	3,816,556	2,078,437	223,417	105,768	208,583	265,038

CHANGES IN UNITS:
Beginning units	131,352	67,173	126,017	103,153	12,503	-	36,549	37,091
Units purchased	125,960	78,674	100,311	44,283	20,990	13,117	-	9,116
Units redeemed	(84,073)	(14,495)	(28,948)	(21,419)	(10,642)	(614)	(11,586)	(9,658)

Ending units	173,239	131,352	197,380	126,017	22,851	12,503	24,963	36,549

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,134	2,042	12,933	5,906	32,801	41,679	53,181	55,166
Realized gain (loss) on investments	(704)	17,961	77,593	78,696	57,818	31,366	43,035	33,648
Change in unrealized gain (loss) on investments	26,963	(64,346)	36,533	(135,516)	227,673	(238,195)	190,579	(125,659)
Reinvested capital gains	20,865	2,715	-	-	120,518	30,340	40,150	14,468

Net increase (decrease) in contract owners’ equity resulting from operations	51,258	(41,628)	127,059	(50,914)	438,810	(134,810)	326,945	(22,377)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,976	40,726	130,720	174,971	1,194,831	1,189,143	972,937	1,023,163
Transfers between funds	(75,901)	20,887	(47,976)	433,405	(283,196)	274,700	(2,558)	179,021
Surrenders (note 6)	(9,999)	(712)	(60,238)	(22,763)	(36,976)	(8,588)	(54,873)	(100)
Death Benefits (note 4)	-	-	-	(3,538)	-	(1,075)	-	-
Net policy repayments (loans) (note 5)	(1,271)	13	(4,349)	(2,736)	24,987	(33,564)	(18,731)	(1,426)
Deductions for surrender charges (note 2d)	(726)	(394)	(18,390)	(19,037)	(38,965)	(9,928)	(12,408)	(1,973)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,303)	(22,525)	(79,338)	(84,990)	(423,417)	(341,813)	(354,474)	(264,343)
Asset charges (note 3)	(920)	(904)	(4,374)	(3,950)	(10,832)	(6,661)	(15,792)	(9,217)
Adjustments to maintain reserves	-	(2)	15	3,523	110	139	22,419	11

Net equity transactions	(76,144)	37,089	(83,930)	474,885	426,542	1,062,353	536,520	925,136

Net change in contract owners’ equity	(24,886)	(4,539)	43,129	423,971	865,352	927,543	863,465	902,759
Contract owners’ equity beginning of period	317,361	321,900	1,145,335	721,364	2,482,763	1,555,220	2,674,832	1,772,073

Contract owners’ equity end of period	$292,475	317,361	1,188,464	1,145,335	3,348,115	2,482,763	3,538,297	2,674,832

CHANGES IN UNITS:
Beginning units	39,183	35,126	118,184	72,005	277,401	163,017	255,651	167,231
Units purchased	6,421	11,473	14,172	60,125	134,716	160,789	100,871	120,634
Units redeemed	(14,725)	(7,416)	(22,255)	(13,946)	(90,250)	(46,405)	(52,506)	(32,214)

Ending units	30,879	39,183	110,101	118,184	321,867	277,401	304,016	255,651

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$72,728	67,986	24,312	18,264	103,659	135,818	140,561	159,241
Realized gain (loss) on investments	28,193	136,769	10,714	1,894	97,573	126,643	203,599	114,564
Change in unrealized gain (loss) on investments	401,966	(407,985)	37,306	(12,066)	408,271	(449,276)	637,781	(714,139)
Reinvested capital gains	70,252	20,601	18,045	3,310	104,890	37,965	271,143	65,224

Net increase (decrease) in contract owners’ equity resulting from operations	573,139	(182,629)	90,377	11,402	714,393	(148,850)	1,253,084	(375,110)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,247,438	1,094,303	273,308	310,548	1,832,190	1,652,338	3,780,177	3,065,740
Transfers between funds	278,710	1,793,220	140,487	228,893	2,204,635	341,737	563,958	563,933
Surrenders (note 6)	(35,048)	(279,341)	(2,076)	(415)	(250,384)	(896,533)	(106,865)	(209,351)
Death Benefits (note 4)	-	-	-	-	-	-	(3,073)	(6,018)
Net policy repayments (loans) (note 5)	(15,300)	(93,211)	(2)	(2)	(52,339)	(91,257)	(30,110)	(19,664)
Deductions for surrender charges (note 2d)	(20,033)	(78,192)	(6,898)	(6,417)	(55,572)	(61,444)	(86,087)	(47,115)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(505,066)	(414,832)	(135,257)	(79,858)	(644,754)	(549,691)	(1,241,369)	(977,572)
Asset charges (note 3)	(14,932)	(9,667)	(6,450)	(2,883)	(20,955)	(16,488)	(26,544)	(20,786)
Adjustments to maintain reserves	26,425	(711)	(6)	(1)	1,794	(75)	(2,168)	879

Net equity transactions	962,194	2,011,569	263,106	449,865	3,014,615	378,587	2,847,919	2,350,046

Net change in contract owners’ equity	1,535,333	1,828,940	353,483	461,267	3,729,008	229,737	4,101,003	1,974,936
Contract owners’ equity beginning of period	3,852,566	2,023,626	1,022,834	561,567	5,438,681	5,208,944	7,341,735	5,366,799

Contract owners’ equity end of period	$5,387,899	3,852,566	1,376,317	1,022,834	9,167,689	5,438,681	11,442,738	7,341,735

CHANGES IN UNITS:
Beginning units	392,818	199,390	91,097	50,764	536,603	502,389	775,811	541,174
Units purchased	153,010	269,230	35,977	48,330	415,080	194,770	538,942	414,174
Units redeemed	(62,813)	(75,802)	(13,130)	(7,997)	(147,300)	(160,556)	(260,265)	(179,537)

Ending units	483,015	392,818	113,944	91,097	804,383	536,603	1,054,488	775,811

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMC1		NVCBD1		NVLCP1		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$30,758	16,648	40,632	32,272	7,339	7,492	8,531	7,329
Realized gain (loss) on investments	13,471	21,595	14,866	12,176	16,346	559	34,806	31,105
Change in unrealized gain (loss) on investments	59,674	(39,011)	34,797	17,905	(5,851)	9,491	37,221	(29,161)
Reinvested capital gains	30,065	3,306	8,757	-	5,859	319	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,968	2,538	99,052	62,353	23,693	17,861	80,558	9,273

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	928,038	375,544	130,383	120,059	60,595	73,199	91,984	109,964
Transfers between funds	141,968	84,994	82,967	377,194	(73,468)	112,540	(1,515)	(161,006)
Surrenders (note 6)	(3,866)	(2,521)	(49,878)	(13,061)	(3,150)	(287)	(49,790)	(22,880)
Death Benefits (note 4)	-	-	-	-	-	-	-	(4,379)
Net policy repayments (loans) (note 5)	-	-	(24,025)	(23,239)	(479)	-	(5,625)	(6,637)
Deductions for surrender charges (note 2d)	(21,738)	(1,039)	(8,604)	(66,876)	(7,909)	(1,219)	(19,506)	(12,968)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(168,543)	(86,001)	(69,790)	(67,627)	(34,924)	(27,119)	(73,924)	(88,262)
Asset charges (note 3)	(8,913)	(3,063)	(3,083)	(2,184)	(1,734)	(1,088)	(3,119)	(3,300)
Adjustments to maintain reserves	9	(11)	9	5	9	(1)	40	(14)

Net equity transactions	866,955	367,903	57,979	324,271	(61,060)	156,025	(61,455)	(189,482)

Net change in contract owners’ equity	1,000,923	370,441	157,031	386,624	(37,367)	173,886	19,103	(180,209)
Contract owners’ equity beginning of period	921,779	551,338	1,196,529	809,905	350,996	177,110	588,394	768,603

Contract owners’ equity end of period	$1,922,702	921,779	1,353,560	1,196,529	313,629	350,996	607,497	588,394

CHANGES IN UNITS:
Beginning units	85,823	51,188	96,917	69,927	26,251	14,090	52,433	68,854
Units purchased	94,527	47,874	21,591	41,393	6,375	14,580	7,928	10,050
Units redeemed	(17,806)	(13,239)	(16,761)	(14,403)	(10,782)	(2,419)	(12,963)	(26,471)

Ending units	162,544	85,823	101,747	96,917	21,844	26,251	47,398	52,433

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF		CAF		GVIX6		GVIDA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$34,517	42,490	1,418	74	52,273	21,275	49,414	53,067
Realized gain (loss) on investments	11,195	(13,594)	2,166	(1,065)	(9,546)	(11,123)	118,009	(65,272)
Change in unrealized gain (loss) on investments	(48,736)	72,373	1,832	177	222,308	(112,178)	290,696	(98,372)
Reinvested capital gains	44,149	4,367	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,125	105,636	5,416	(814)	265,035	(102,026)	458,119	(110,577)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	326,678	305,534	93,259	6,682	1,351,958	349,109	388,069	861,218
Transfers between funds	(28,688)	(162,019)	153,602	12,294	28,850	64,980	(85,067)	21,917
Surrenders (note 6)	(50,993)	(150,182)	(42)	-	(12,475)	(946)	(30,240)	(93,600)
Death Benefits (note 4)	(6,782)	(602)	(5,563)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(52,138)	(4,920)	-	-	(8,978)	(13,761)	(46,925)	(9,884)
Deductions for surrender charges (note 2d)	(20,145)	(67,413)	-	-	(5,014)	(569)	(27,758)	(48,277)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,792)	(147,830)	(11,378)	(1,109)	(308,629)	(97,582)	(374,548)	(385,283)
Asset charges (note 3)	(5,845)	(5,228)	(161)	(6)	(1,457)	(1,299)	(13,546)	(11,816)
Adjustments to maintain reserves	1,189	25	1	(2)	(1,252)	-	(5)	(11)

Net equity transactions	21,484	(232,635)	229,718	17,859	1,043,003	299,932	(190,020)	334,264

Net change in contract owners’ equity	62,609	(126,999)	235,134	17,045	1,308,038	197,906	268,099	223,687
Contract owners’ equity beginning of period	1,472,600	1,599,599	17,045	-	885,570	687,664	3,008,646	2,784,959

Contract owners’ equity end of period	$1,535,209	1,472,600	252,179	17,045	2,193,608	885,570	3,276,745	3,008,646

CHANGES IN UNITS:
Beginning units	103,949	121,105	1,858	-	107,284	72,715	249,362	221,749
Units purchased	39,682	29,447	23,938	4,731	177,937	50,075	32,981	84,468
Units redeemed	(38,477)	(46,603)	(1,688)	(2,873)	(60,568)	(15,506)	(48,024)	(56,855)

Ending units	105,154	103,949	24,108	1,858	224,653	107,284	234,319	249,362

						(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$14,947	13,493	32,990	27,771	28,455	30,200	134,040	176,593
Realized gain (loss) on investments	18,780	6,048	27,275	2,956	26,849	29,540	431,663	52,162
Change in unrealized gain (loss) on investments	37,582	(16,942)	123,364	(57,609)	5,533	(26,911)	291,474	(252,454)
Reinvested capital gains	9,469	938	22,519	1,296	22,058	4,456	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	80,778	3,537	206,148	(25,586)	82,895	37,285	857,177	(23,699)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	299,158	434,923	427,111	490,389	266,300	423,868	1,354,237	3,145,325
Transfers between funds	(271,381)	389,885	(136,786)	244,285	(105,938)	305,714	(2,254,457)	767,159
Surrenders (note 6)	(1,221)	(360)	(928)	(492)	(1,860)	(93,221)	(153,605)	(25,802)
Death Benefits (note 4)	-	-	-	-	-	-	(47,521)	-
Net policy repayments (loans) (note 5)	(1,397)	(4,780)	(1,503)	-	(4,879)	-	(190,403)	(26,435)
Deductions for surrender charges (note 2d)	(1,839)	(1,698)	(3,090)	(1,849)	(24,412)	(9,385)	(45,521)	(44,571)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(180,017)	(162,655)	(139,919)	(125,125)	(182,360)	(145,599)	(875,088)	(948,737)
Asset charges (note 3)	(5,587)	(3,718)	(9,544)	(6,916)	(10,691)	(6,821)	(39,354)	(36,300)
Adjustments to maintain reserves	(32)	(8)	344	(22)	1	(60)	(68)	233

Net equity transactions	(162,316)	651,589	135,685	600,270	(63,839)	474,496	(2,251,780)	2,830,872

Net change in contract owners’ equity	(81,538)	655,126	341,833	574,684	19,056	511,781	(1,394,603)	2,807,173
Contract owners’ equity beginning of period	974,411	319,285	1,611,783	1,037,099	1,612,506	1,100,725	9,408,889	6,601,716

Contract owners’ equity end of period	$892,873	974,411	1,953,616	1,611,783	1,631,562	1,612,506	8,014,286	9,408,889

CHANGES IN UNITS:
Beginning units	75,561	24,978	118,997	75,852	124,507	87,481	739,675	518,780
Units purchased	42,513	64,580	31,465	53,262	21,487	61,702	115,835	351,786
Units redeemed	(54,777)	(13,997)	(21,968)	(10,117)	(26,215)	(24,676)	(286,944)	(130,891)

Ending units	63,297	75,561	128,494	118,997	119,779	124,507	568,566	739,675

								(Continued	)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDMA		GVDMC		MCIF		SAM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$206,542	227,714	15,307	17,618	17,085	5,768	-	5
Realized gain (loss) on investments	701,058	(139,131)	15,996	10,346	46,058	38,774	-	-
Change in unrealized gain (loss) on investments	752,105	(339,500)	33,687	(12,659)	12,851	(76,345)	-	-
Reinvested capital gains	-	-	3,801	-	92,274	11,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,659,705	(250,917)	68,791	15,305	168,268	(20,241)	-	5

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,004,064	4,522,268	131,835	293,012	662,689	166,854	991,957	20,724,738
Transfers between funds	(805,509)	597,767	(18,752)	218,510	243,414	87,131	(5,593,298)	(13,243,913)
Surrenders (note 6)	(541,994)	(432,964)	(15,280)	(2,386)	(81,118)	(5,050)	(305,097)	(614,966)
Death Benefits (note 4)	(32,848)	-	(5,470)	-	-	-	(3,008)	(1,527)
Net policy repayments (loans) (note 5)	(108,267)	(66,018)	(7,237)	(10,493)	(4,374)	(8,443)	(141,742)	(398,191)
Deductions for surrender charges (note 2d)	(175,890)	(104,964)	(309)	(5,577)	(17,305)	(5,241)	(67,964)	(93,333)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,606,213)	(1,614,307)	(101,131)	(87,355)	(83,769)	(66,411)	(901,463)	(1,388,504)
Asset charges (note 3)	(43,942)	(38,225)	(3,742)	(2,870)	(4,420)	(2,667)	(21,078)	(33,126)
Adjustments to maintain reserves	114	(3,008)	(6)	3	13	(102)	(5,283)	1,820

Net equity transactions	(1,310,485)	2,860,549	(20,092)	402,844	715,130	166,071	(6,046,976)	4,952,998

Net change in contract owners’ equity	349,220	2,609,632	48,699	418,149	883,398	145,830	(6,046,976)	4,953,003
Contract owners’ equity beginning of period	12,320,572	9,710,940	852,574	434,425	758,899	613,069	11,123,235	6,170,232

Contract owners’ equity end of period	$12,669,792	12,320,572	901,273	852,574	1,642,297	758,899	5,076,259	11,123,235

CHANGES IN UNITS:
Beginning units	987,577	761,845	65,530	34,079	52,240	41,128	968,748	537,380
Units purchased	178,757	431,675	17,599	43,816	57,290	19,939	118,189	1,837,038
Units redeemed	(273,604)	(205,943)	(19,011)	(12,365)	(13,295)	(8,827)	(644,834)	(1,405,670)

Ending units	892,730	987,577	64,118	65,530	96,235	52,240	442,103	968,748

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM5		NVMIG3		GVDIV3		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	4,227	9,242	3,580	14,868	6,807	85
Realized gain (loss) on investments	-	-	29,893	75,937	(17,483)	(14,762)	20,054	55,147
Change in unrealized gain (loss) on investments	-	-	62,307	(140,133)	156,680	(122,309)	126,307	(90,243)
Reinvested capital gains	-	-	-	-	-	-	33,169	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	96,427	(54,954)	142,777	(122,203)	186,337	(35,011)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,295,185	-	125,694	153,525	71,720	81,759	259,977	299,650
Transfers between funds	(5,546,428)	-	64,139	(143,651)	135,995	35,437	22,355	(28,667)
Surrenders (note 6)	(434,115)	-	(54,631)	(30,039)	(15,435)	(917)	(33,559)	(15,263)
Death Benefits (note 4)	(517)	-	-	(6,524)	-	-	-	(4,364)
Net policy repayments (loans) (note 5)	28,372	-	(10,314)	(12,045)	413	(25)	(7,353)	(9,113)
Deductions for surrender charges (note 2d)	(17,316)	-	(20,542)	(16,106)	(2,690)	(2,984)	(22,940)	(15,117)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(514,948)	-	(77,182)	(92,964)	(39,785)	(38,156)	(132,767)	(135,308)
Asset charges (note 3)	(17,567)	-	(3,063)	(3,288)	(2,047)	(1,913)	(4,340)	(4,088)
Adjustments to maintain reserves	4	-	42	(51)	10	(23)	(12)	468

Net equity transactions	3,792,670	-	24,143	(151,143)	148,181	73,178	81,361	88,198

Net change in contract owners’ equity	3,792,670	-	120,570	(206,097)	290,958	(49,025)	267,698	53,187
Contract owners’ equity beginning of period	-	-	623,235	829,332	686,402	735,427	1,127,806	1,074,619

Contract owners’ equity end of period	$3,792,670	-	743,805	623,235	977,360	686,402	1,395,504	1,127,806

CHANGES IN UNITS:
Beginning units	-	-	71,965	86,794	76,483	68,742	121,747	112,634
Units purchased	1,249,078	-	22,263	22,265	22,881	12,839	29,001	47,210
Units redeemed	(869,811)	-	(20,046)	(37,094)	(6,471)	(5,098)	(21,277)	(38,097)

Ending units	379,267	-	74,182	71,965	92,893	76,483	129,471	121,747

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,262	3,269	-	-	647	-	4,237	3,400
Realized gain (loss) on investments	2,705	5,429	107,422	105,060	(700)	-	18,282	46,929
Change in unrealized gain (loss) on investments	47,476	(37,725)	(40,856)	(158,523)	849	-	(1,790)	(60,134)
Reinvested capital gains	-	10,330	133,722	-	3,403	-	36,838	1,724

Net increase (decrease) in contract owners’ equity resulting from operations	55,443	(18,697)	200,288	(53,463)	4,199	-	57,567	(8,081)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	82,568	69,645	171,698	208,256	28,841	-	70,975	93,960
Transfers between funds	20,951	49,924	(105,833)	(53,101)	17,780	-	(30,544)	(110,978)
Surrenders (note 6)	(2,796)	(239)	(79,902)	(34,777)	-	-	(26,284)	(23,006)
Death Benefits (note 4)	-	-	-	(2,427)	-	-	-	(3,693)
Net policy repayments (loans) (note 5)	(21)	(2,598)	(7,527)	(13,484)	92	-	(4,154)	(7,554)
Deductions for surrender charges (note 2d)	(1,488)	(470)	(25,097)	(30,608)	-	-	(12,229)	(16,336)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,835)	(32,510)	(124,956)	(140,254)	(2,296)	-	(44,925)	(55,692)
Asset charges (note 3)	(1,296)	(1,061)	(5,344)	(5,544)	(29)	-	(1,723)	(1,900)
Adjustments to maintain reserves	(8)	81	23	(48)	3	-	27	(15)

Net equity transactions	60,075	82,772	(176,938)	(71,987)	44,391	-	(48,857)	(125,214)

Net change in contract owners’ equity	115,518	64,075	23,350	(125,450)	48,590	-	8,710	(133,295)
Contract owners’ equity beginning of period	288,825	224,750	1,349,519	1,474,969	-	-	376,918	510,213

Contract owners’ equity end of period	$404,343	288,825	1,372,869	1,349,519	48,590	-	385,628	376,918

CHANGES IN UNITS:
Beginning units	33,449	24,511	139,190	145,695	-	-	36,583	48,371
Units purchased	10,953	13,216	17,467	29,925	5,226	-	6,803	11,979
Units redeemed	(4,654)	(4,278)	(33,425)	(36,430)	(649)	-	(11,216)	(23,767)

Ending units	39,748	33,449	123,232	139,190	4,577	-	32,170	36,583

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCGF		SCVF		SCF		MSBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	3,979	1,344	1,176	3,305	22,916	35,253
Realized gain (loss) on investments	14,302	24,817	39,179	12,615	27,035	25,225	10,469	5,562
Change in unrealized gain (loss) on investments	39,783	(34,421)	40,365	(34,712)	73,064	(68,521)	67,050	1,139
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,085	(9,604)	83,523	(20,753)	101,275	(39,991)	100,435	41,954

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85,719	84,769	83,932	99,446	138,227	144,343	104,688	109,714
Transfers between funds	45,944	103,802	(12,200)	49,024	8,033	40,810	(50,677)	100,382
Surrenders (note 6)	(2,180)	(2,909)	(2,697)	(9,808)	(33,831)	(4,961)	(29,357)	(9,800)
Death Benefits (note 4)	-	-	(571)	(467)	(2,175)	(2,072)	-	-
Net policy repayments (loans) (note 5)	(6,029)	(1,349)	(7,435)	(7,754)	(480)	(6,936)	64	(19,237)
Deductions for surrender charges (note 2d)	(3,684)	(3,822)	(2,418)	(2,909)	(8,296)	(8,972)	(3,107)	(3,810)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,000)	(48,994)	(38,128)	(33,932)	(68,046)	(68,561)	(47,941)	(43,756)
Asset charges (note 3)	(1,498)	(1,104)	(1,785)	(1,422)	(2,498)	(2,505)	(1,881)	(1,680)
Adjustments to maintain reserves	(2)	(117)	(1)	(42)	(11)	(2)	2	5

Net equity transactions	62,270	130,276	18,697	92,136	30,923	91,144	(28,209)	131,818

Net change in contract owners’ equity	116,355	120,672	102,220	71,383	132,198	51,153	72,226	173,772
Contract owners’ equity beginning of period	392,561	271,889	395,335	323,952	638,909	587,756	861,178	687,406

Contract owners’ equity end of period	$508,916	392,561	497,555	395,335	771,107	638,909	933,404	861,178

CHANGES IN UNITS:
Beginning units	36,260	24,951	32,583	25,346	49,239	42,779	63,928	53,859
Units purchased	11,709	17,968	8,348	15,203	13,394	17,078	10,790	17,382
Units redeemed	(6,530)	(6,659)	(6,884)	(7,966)	(11,182)	(10,618)	(12,990)	(7,313)

Ending units	41,439	36,260	34,047	32,583	51,451	49,239	61,728	63,928

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$350	-	1,748	2,078	24,797	22,100	12,184	-
Realized gain (loss) on investments	894	-	862	192	43,966	(2,105)	478	-
Change in unrealized gain (loss) on investments	(244)	-	2,119	(634)	495,588	(103,700)	33,441	-
Reinvested capital gains	-	-	-	-	-	11,688	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,000	-	4,729	1,636	564,351	(72,017)	46,103	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	194,475	-	21,702	25,657	391,278	441,178	475,515	-
Transfers between funds	(166,553)	-	6,843	14,442	70,340	(47,862)	273,359	-
Surrenders (note 6)	-	-	(15,692)	(2,986)	(262,989)	(56,580)	(5,218)	-
Death Benefits (note 4)	-	-	-	-	(4,878)	(3,592)	-	-
Net policy repayments (loans) (note 5)	-	-	804	(343)	(9,489)	(29,148)	(2,562)	-
Deductions for surrender charges (note 2d)	-	-	(935)	(5,301)	(59,236)	(56,388)	(532)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,451)	-	(11,083)	(11,363)	(258,947)	(273,543)	(67,167)	-
Asset charges (note 3)	(21)	-	(256)	(289)	(13,178)	(12,658)	(720)	-
Adjustments to maintain reserves	2		-	6	(7)	68	7	-

Net equity transactions	25,452	-	1,383	19,823	(147,106)	(38,525)	672,682	-

Net change in contract owners’ equity	26,452	-	6,112	21,459	417,245	(110,542)	718,785	-
Contract owners’ equity beginning of period	-	-	122,804	101,345	3,083,858	3,194,400	-	-

Contract owners’ equity end of period	$26,452	-	128,916	122,804	3,501,103	3,083,858	718,785	-

CHANGES IN UNITS:
Beginning units	-	-	11,114	9,291	221,993	224,814	-	-
Units purchased	20,451	-	3,670	7,310	30,915	38,328	76,439	-
Units redeemed	(17,854)	-	(3,514)	(5,487)	(40,557)	(41,149)	(7,854)	-

Ending units	2,597	-	11,270	11,114	212,351	221,993	68,585	-

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$19,983	-	9,033	-	13,011	-	93,477	-
Realized gain (loss) on investments	10,132	-	17	-	1,981	-	116	-
Change in unrealized gain (loss) on investments	11,518	-	5,768	-	(4,993)	-	185,597	-
Reinvested capital gains	8,663	-	2,548	-	6,316	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,296	-	17,366	-	16,315	-	279,190	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	693,164	-	455,997	-	402,920	-	2,336,619	-
Transfers between funds	208,961	-	262,223	-	357,232	-	2,795,686	-
Surrenders (note 6)	(262)	-	(124)	-	(104)	-	(5,738)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(208)	-	(1,539)	-	(2,293)	-	137	-
Deductions for surrender charges (note 2d)	(65)	-	(162)	-	(39)	-	(877)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,735)	-	(50,654)	-	(36,687)	-	(282,640)	-
Asset charges (note 3)	(2,500)	-	(1,651)	-	(1,854)	-	(14,983)	-
Adjustments to maintain reserves	(13,842)	-	18,855	-	3	-	12	-

Net equity transactions	803,513	-	682,945	-	719,178	-	4,828,216	-

Net change in contract owners’ equity	853,809	-	700,311	-	735,493	-	5,107,406	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$853,809	-	700,311	-	735,493	-	5,107,406	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	115,840	-	7,591	-	75,997	-	523,647	-
Units redeemed	(33,093)	-	59,786	-	(4,059)	-	(30,295)	-

Ending units	82,747	-	67,377	-	71,938	-	493,352	-

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDMAP		NVDMCP		NVTIV3		EIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$94,859	-	2,882	-	16,997	19,670	10,132	9,935
Realized gain (loss) on investments	14,524	-	1,102	-	(11,030)	25,487	50,494	27,670
Change in unrealized gain (loss) on investments	115,992	-	209	-	112,818	(125,414)	70,564	(56,537)
Reinvested capital gains	-	-	310	-	12,026	758	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	225,375	-	4,503	-	130,811	(79,499)	131,190	(18,932)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,272,070	-	121,002	-	204,499	178,104	119,140	152,406
Transfers between funds	1,866,061	-	50,263	-	(30,438)	(152,644)	(14,951)	7,056
Surrenders (note 6)	(5,684)	-	(292)	-	(63,637)	(22,126)	(47,277)	(15,485)
Death Benefits (note 4)	(15,096)	-	-	-	-	(5,833)	-	(2,365)
Net policy repayments (loans) (note 5)	807	-	401	-	(6,374)	(13,323)	(3,203)	(7,259)
Deductions for surrender charges (note 2d)	(3,795)	-	(166)	-	(21,178)	(13,047)	(10,655)	(5,598)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(325,554)	-	(24,620)	-	(88,247)	(99,321)	(67,679)	(66,093)
Asset charges (note 3)	(5,250)	-	(386)	-	(2,936)	(3,234)	(3,235)	(3,090)
Adjustments to maintain reserves	4	-	-	-	1	1	19	1,432

Net equity transactions	4,783,563	-	146,202	-	(8,310)	(131,423)	(27,841)	61,004

Net change in contract owners’ equity	5,008,938	-	150,705	-	122,501	(210,922)	103,349	42,072
Contract owners’ equity beginning of period	-	-	-	-	621,777	832,699	734,123	692,051

Contract owners’ equity end of period	$5,008,938	-	150,705	-	744,278	621,777	837,472	734,123

CHANGES IN UNITS:
Beginning units	-	-	-	-	51,221	60,073	66,544	61,272
Units purchased	515,169	-	17,503	-	16,659	15,554	10,966	18,673
Units redeemed	(35,467)	-	(2,847)	-	(16,600)	(24,406)	(13,430)	(13,401)

Ending units	479,702	-	14,656	-	51,280	51,221	64,080	66,544

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVRE1		ALVSVA		ACVIP2		ACVMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$39,915	24,707	5,982	4,026	27,035	24,682	36,016	19,640
Realized gain (loss) on investments	162,774	83,551	8,187	19,976	38,032	17,977	56,994	51,839
Change in unrealized gain (loss) on investments	(38,207)	42,149	136,795	(104,143)	(12,387)	19,886	82,130	(118,986)
Reinvested capital gains	324,070	11,471	34,866	-	30,423	5,752	90,632	37,193

Net increase (decrease) in contract owners’ equity resulting from operations	488,552	161,878	185,830	(80,141)	83,103	68,297	265,772	(10,314)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	894,038	696,476	223,959	255,690	388,160	271,358	265,789	270,925
Transfers between funds	19,982	137,565	12,482	151,112	(275,671)	285,997	47,358	67,710
Surrenders (note 6)	(174,705)	(21,496)	(13,810)	(36,282)	(2,306)	(6,171)	(65,643)	(19,312)
Death Benefits (note 4)	(8,578)	(987)	-	-	(2,937)	-	(887)	-
Net policy repayments (loans) (note 5)	(30,651)	(31,671)	(1,415)	(5,687)	(31,642)	(11,714)	(1,283)	(5,265)
Deductions for surrender charges (note 2d)	(25,531)	(10,363)	(4,605)	(6,111)	(7,699)	(6,021)	(5,080)	(10,486)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(291,676)	(194,906)	(78,933)	(69,237)	(106,305)	(77,546)	(130,639)	(112,585)
Asset charges (note 3)	(8,904)	(7,776)	(3,950)	(3,027)	(3,368)	(1,796)	(5,800)	(4,992)
Adjustments to maintain reserves	481	(55)	5	29	448	170	(6)	4

Net equity transactions	374,456	566,787	133,733	286,487	(41,320)	454,277	103,809	185,999

Net change in contract owners’ equity	863,008	728,665	319,563	206,346	41,783	522,574	369,581	175,685
Contract owners’ equity beginning of period	2,990,267	2,261,602	939,342	732,996	977,138	454,564	1,532,629	1,356,944

Contract owners’ equity end of period	$3,853,275	2,990,267	1,258,905	939,342	1,018,921	977,138	1,902,210	1,532,629

CHANGES IN UNITS:
Beginning units	291,930	235,145	90,310	64,559	67,889	35,291	98,933	86,985
Units purchased	90,804	90,315	25,003	40,461	34,742	45,562	21,103	29,967
Units redeemed	(57,840)	(33,530)	(13,388)	(14,710)	(36,708)	(12,964)	(14,481)	(18,019)

Ending units	324,894	291,930	101,925	90,310	65,923	67,889	105,555	98,933

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DVSCS		DCAP		FQB		FNRS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,352	6,723	27,822	4,221	2,328	4,621	29,417	24,701
Realized gain (loss) on investments	66,187	20,831	36,831	15,362	454	2,616	33,070	129,591
Change in unrealized gain (loss) on investments	129,986	(13,117)	2,488	10,338	2,789	(5,175)	93,194	(363,715)
Reinvested capital gains	57,035	2,689	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,560	17,126	67,141	29,921	5,571	2,062	155,681	(209,423)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	981,382	330,087	216,252	115,032	9,556	6,936	1,425,224	1,224,825
Transfers between funds	(18,083)	172,006	311,944	179,335	52	(39)	(5,008)	250,439
Surrenders (note 6)	(51,595)	(8,403)	(10,633)	(102)	(7,382)	(55,386)	(38,418)	(15,901)
Death Benefits (note 4)	-	(2,678)	-	-	-	-	(992)	(1,057)
Net policy repayments (loans) (note 5)	(23,772)	(24,806)	(4,802)	(1,001)	786	(5,986)	(11,477)	(19,133)
Deductions for surrender charges (note 2d)	(24,064)	(10,822)	(3,073)	-	(2,341)	(12,203)	(27,686)	(18,252)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(181,862)	(129,421)	(47,775)	(23,086)	(7,432)	(8,758)	(380,174)	(272,945)
Asset charges (note 3)	(5,717)	(3,818)	(1,914)	(788)	(309)	(372)	(12,897)	(9,122)
Adjustments to maintain reserves	(2)	(3)	981	107	11	(10)	13,894	(84)

Net equity transactions	676,287	322,142	460,980	269,497	(7,059)	(75,818)	962,466	1,138,770

Net change in contract owners’ equity	936,847	339,268	528,121	299,418	(1,488)	(73,756)	1,118,147	929,347
Contract owners’ equity beginning of period	1,434,763	1,095,495	482,797	183,379	61,748	135,504	2,710,890	1,781,543

Contract owners’ equity end of period	$2,371,610	1,434,763	1,010,918	482,797	60,260	61,748	3,829,037	2,710,890

CHANGES IN UNITS:
Beginning units	104,318	80,099	33,998	14,077	4,486	10,068	155,382	96,805
Units purchased	70,277	44,807	35,090	26,646	665	507	86,657	84,546
Units redeemed	(25,613)	(20,588)	(4,624)	(6,725)	(1,161)	(6,089)	(32,489)	(25,969)

Ending units	148,982	104,318	64,464	33,998	3,990	4,486	209,550	155,382

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEIS		FF10S		FF20S		FF30S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$80,010	38,827	11,936	8,215	29,979	22,517	84,273	63,118
Realized gain (loss) on investments	104,176	46,175	2,464	2,949	30,506	53,634	71,197	48,395
Change in unrealized gain (loss) on investments	(3,103)	(68,536)	31,958	(19,080)	91,744	(105,760)	328,500	(209,434)
Reinvested capital gains	146,779	-	8,437	2,037	17,490	4,076	35,517	9,237

Net increase (decrease) in contract owners’ equity resulting from operations	327,862	16,466	54,795	(5,879)	169,719	(25,533)	519,487	(88,684)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,149,204	379,194	138,087	198,675	620,179	251,563	1,067,673	822,220
Transfers between funds	113,796	207,130	140,579	7,696	(59,328)	168,574	161,317	239,296
Surrenders (note 6)	(142,664)	(14,723)	-	(1,259)	(963)	(17,121)	(50,182)	(83,425)
Death Benefits (note 4)	-	(440)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,851)	(17,411)	-	-	(9,621)	(12,326)	10,191	(31,478)
Deductions for surrender charges (note 2d)	(16,124)	(61,268)	-	(101)	(18,959)	(5,436)	(19,509)	(36,890)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(253,894)	(165,841)	(47,999)	(31,085)	(172,490)	(135,870)	(427,935)	(338,739)
Asset charges (note 3)	(7,460)	(5,460)	(4,282)	(2,669)	(9,021)	(5,731)	(20,768)	(15,903)
Adjustments to maintain reserves	(515)	58	(3)	3	(126)	(6)	473	1,079

Net equity transactions	830,492	321,239	226,382	171,260	349,671	243,647	721,260	556,160

Net change in contract owners’ equity	1,158,354	337,705	281,177	165,381	519,390	218,114	1,240,747	467,476
Contract owners’ equity beginning of period	1,581,445	1,243,740	403,658	238,277	1,064,635	846,521	3,061,987	2,594,511

Contract owners’ equity end of period	$2,739,799	1,581,445	684,835	403,658	1,584,025	1,064,635	4,302,734	3,061,987

CHANGES IN UNITS:
Beginning units	140,019	111,065	29,950	17,629	79,227	62,287	233,843	192,800
Units purchased	117,272	62,575	19,159	17,272	46,741	40,438	95,111	79,414
Units redeemed	(50,291)	(33,621)	(3,613)	(4,951)	(21,824)	(23,498)	(44,409)	(38,371)

Ending units	207,000	140,019	45,496	29,950	104,144	79,227	284,545	233,843

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FIGBS		FMCS		FOSR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$11,801	5,642	78,232	82,951	23,560	6,288	25,605	17,893
Realized gain (loss) on investments	37,259	10,449	29,754	53,837	132,866	45,898	(100,375)	(80,410)
Change in unrealized gain (loss) on investments	246,432	(33,346)	(27,215)	(26,856)	58,453	(504,608)	318,570	(184,235)
Reinvested capital gains	-	6,720	87,097	65,740	363,374	7,205	4,647	2,400

Net increase (decrease) in contract owners’ equity resulting from operations	295,492	(10,535)	167,868	175,672	578,253	(445,217)	248,447	(244,352)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	354,697	350,406	850,718	484,576	795,865	1,147,685	228,044	235,094
Transfers between funds	60,506	212,613	298,636	(91,754)	28,918	148,905	43,050	22,249
Surrenders (note 6)	(192,506)	(43,272)	(89,942)	(65,908)	(151,089)	(83,133)	(126,202)	(23,846)
Death Benefits (note 4)	-	-	(2,533)	(2,418)	(8,608)	(4,151)	(2,264)	-
Net policy repayments (loans) (note 5)	(7,307)	(10,153)	(17,789)	(14,778)	(16,553)	(17,797)	(10,398)	(3,366)
Deductions for surrender charges (note 2d)	(27,161)	(19,936)	(35,771)	(25,498)	(44,283)	(43,160)	(33,380)	(18,396)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(196,057)	(174,582)	(275,349)	(224,535)	(369,328)	(346,842)	(116,514)	(126,277)
Asset charges (note 3)	(8,121)	(6,960)	(8,660)	(8,405)	(15,891)	(14,510)	(5,145)	(5,257)
Adjustments to maintain reserves	(4)	13	(331)	61	5,997	2,216	(1)	13

Net equity transactions	(15,953)	308,129	718,979	51,341	225,028	789,213	(22,810)	80,214

Net change in contract owners’ equity	279,539	297,594	886,847	227,013	803,281	343,996	225,637	(164,138)
Contract owners’ equity beginning of period	2,054,663	1,757,069	2,646,440	2,419,427	3,819,523	3,475,527	1,175,397	1,339,535

Contract owners’ equity end of period	$2,334,202	2,054,663	3,533,287	2,646,440	4,622,804	3,819,523	1,401,034	1,175,397

CHANGES IN UNITS:
Beginning units	167,714	143,625	185,083	181,403	250,328	203,373	102,506	96,609
Units purchased	33,855	44,579	90,915	47,544	59,023	93,767	22,378	22,891
Units redeemed	(35,231)	(20,490)	(42,370)	(43,864)	(45,322)	(46,812)	(23,629)	(16,994)

Ending units	166,338	167,714	233,628	185,083	264,029	250,328	101,255	102,506

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$78	168	65,927	41,388	756	845	22,740	17,576
Realized gain (loss) on investments	2,882	2,873	14,525	32,365	(255)	(589)	126,927	192,330
Change in unrealized gain (loss) on investments	1,031	(4,491)	27,352	(55,286)	4,495	2,460	250,061	(254,377)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,991	(1,450)	107,804	18,467	4,996	2,716	399,728	(44,471)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,209	2,835	178,674	329,444	3,837	3,971	599,663	387,908
Transfers between funds	(3,518)	(3,093)	(223,092)	130,152	(1)	(3,642)	(6,350)	(320,669)
Surrenders (note 6)	(1,423)	-	(11,776)	(29,429)	(9,939)	-	(105,589)	(25,578)
Death Benefits (note 4)	-	-	-	-	-	-	(448)	(2,217)
Net policy repayments (loans) (note 5)	-	-	(1,958)	(9,088)	948	(9)	(9,925)	(10,467)
Deductions for surrender charges (note 2d)	-	-	(5,728)	(5,347)	(1,681)	-	(19,327)	(10,745)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,621)	(2,058)	(109,476)	(89,020)	(2,665)	(3,252)	(213,124)	(169,789)
Asset charges (note 3)	(76)	(86)	(2,566)	(2,148)	(207)	(229)	(6,826)	(6,795)
Adjustments to maintain reserves	4	6	9	29	6	(4)	(532)	(23)

Net equity transactions	(4,425)	(2,396)	(175,913)	324,593	(9,702)	(3,165)	237,542	(158,375)

Net change in contract owners’ equity	(434)	(3,846)	(68,109)	343,060	(4,706)	(449)	637,270	(202,846)
Contract owners’ equity beginning of period	17,005	20,851	977,828	634,768	48,051	48,500	1,965,347	2,168,193

Contract owners’ equity end of period	$16,571	17,005	909,719	977,828	43,345	48,051	2,602,617	1,965,347

CHANGES IN UNITS:
Beginning units	1,453	1,624	76,362	50,753	3,610	3,873	142,501	151,664
Units purchased	164	226	17,491	41,367	272	312	48,337	43,523
Units redeemed	(503)	(397)	(30,789)	(15,758)	(979)	(575)	(31,929)	(52,686)

Ending units	1,114	1,453	63,064	76,362	2,903	3,610	158,909	142,501

								(Continued	)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVDM3		TIF3		FTVGI3		FTVFA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,437	5,856	12,156	7,273	161,563	86,141	38,216	157
Realized gain (loss) on investments	4,375	(20,805)	11,313	13,015	11,654	21,976	44,501	25,454
Change in unrealized gain (loss) on investments	59,967	(79,738)	46,175	(65,083)	143,590	(160,315)	95,960	(43,791)
Reinvested capital gains	-	-	-	-	4,088	10,037	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	72,779	(94,687)	69,644	(44,795)	320,895	(42,161)	178,677	(18,180)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	88,593	90,947	45,722	57,208	650,387	862,747	92,921	411,679
Transfers between funds	8,547	(67,918)	(9,866)	4,912	(203,557)	544,150	(249,936)	56,861
Surrenders (note 6)	(20,012)	(2,591)	(14,472)	(12,136)	(75,576)	(36,797)	(5,433)	-
Death Benefits (note 4)	-	-	-	(213)	(830)	(1,425)	(5,478)	-
Net policy repayments (loans) (note 5)	(1,135)	(944)	248	(6,050)	(12,108)	(1,470)	(84)	-
Deductions for surrender charges (note 2d)	(6,965)	(2,860)	(4,622)	(4,053)	(9,098)	(9,276)	(6,120)	(1,335)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,316)	(51,241)	(30,929)	(36,326)	(218,583)	(157,623)	(76,286)	(89,976)
Asset charges (note 3)	(2,327)	(2,512)	(1,579)	(1,719)	(10,935)	(7,085)	(1,666)	(1,647)
Adjustments to maintain reserves	(4)	5	39	(39)	(6,263)	14	8	(142)

Net equity transactions	22,381	(37,114)	(15,459)	1,584	113,437	1,193,235	(252,074)	375,440

Net change in contract owners’ equity	95,160	(131,801)	54,185	(43,211)	434,332	1,151,074	(73,397)	357,260
Contract owners’ equity beginning of period	557,155	688,956	393,503	436,714	2,069,021	917,947	1,277,285	920,025

Contract owners’ equity end of period	$652,315	557,155	447,688	393,503	2,503,353	2,069,021	1,203,888	1,277,285

CHANGES IN UNITS:
Beginning units	32,654	33,975	31,393	31,120	116,885	51,427	135,719	96,251
Units purchased	4,934	7,258	4,342	5,323	35,837	86,368	9,416	49,381
Units redeemed	(3,802)	(8,579)	(5,545)	(5,050)	(29,812)	(20,910)	(34,221)	(9,913)

Ending units	33,786	32,654	30,190	31,393	122,910	116,885	110,914	135,719

								(Continued	)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTB		AMFAS		AMSRS		OVGS3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$18,968	20,846	-	-	347	501	21,789	10,883
Realized gain (loss) on investments	(8,517)	(9,228)	1,189	1,756	4,314	7,689	108,542	(17,119)
Change in unrealized gain (loss) on investments	18,469	(8,122)	503	(3,067)	10,513	(13,448)	78,751	(80,060)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,920	3,496	1,692	(1,311)	15,174	(5,258)	209,082	(86,296)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	637,073	703,750	3,927	4,405	20,679	16,766	297,220	227,802
Transfers between funds	(504,645)	(547,653)	(1)	893	(1,733)	(14,689)	15,140	45,253
Surrenders (note 6)	(26,326)	(17,174)	(8,663)	-	(2,980)	(86)	(57,331)	(4,281)
Death Benefits (note 4)	-	-	-	-	-	-	(1,531)	(1,054)
Net policy repayments (loans) (note 5)	(613)	1,064	632	(9)	(1,036)	-	(933)	(5,630)
Deductions for surrender charges (note 2d)	(5,754)	(4,736)	(647)	-	(1,465)	(777)	(12,157)	(8,452)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,000)	(63,793)	(1,707)	(2,226)	(13,367)	(14,372)	(104,901)	(101,380)
Asset charges (note 3)	(1,774)	(1,795)	(80)	(95)	(655)	(675)	(3,685)	(3,373)
Adjustments to maintain reserves	27	(42)	-	(1)	10	(5)	5,616	91

Net equity transactions	41,988	69,621	(6,539)	2,967	(547)	(13,838)	137,438	148,976

Net change in contract owners’ equity	70,908	73,117	(4,847)	1,656	14,627	(19,096)	346,520	62,680
Contract owners’ equity beginning of period	602,648	529,531	20,524	18,868	140,087	159,183	901,719	839,039

Contract owners’ equity end of period	$673,556	602,648	15,677	20,524	154,714	140,087	1,248,239	901,719

CHANGES IN UNITS:
Beginning units	52,488	46,253	2,090	1,901	10,926	12,033	67,220	57,376
Units purchased	65,253	62,786	371	420	1,525	1,261	24,035	21,570
Units redeemed	(61,660)	(56,551)	(994)	(231)	(1,578)	(2,368)	(14,496)	(11,726)

Ending units	56,081	52,488	1,467	2,090	10,873	10,926	76,759	67,220

								(Continued	)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGI		OVSC		OVSB		PMVAAA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,081	7,238	5,225	2,857	-	-	1,131	-
Realized gain (loss) on investments	41,142	1,564	28,394	36,603	166	-	25	-
Change in unrealized gain (loss) on investments	80,587	(6,530)	111,718	(73,268)	2,360	-	(62)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	129,810	2,272	145,337	(33,808)	2,526	-	1,094	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	172,982	167,608	144,881	115,199	8,528	-	1,236	-
Transfers between funds	12,315	(155,458)	103,719	283,014	109,989	-	40,420	-
Surrenders (note 6)	(52,015)	(24,307)	(22,746)	(14,104)	(160)	-	-	-
Death Benefits (note 4)	-	(4,813)	-	(1,101)	-	-	-	-
Net policy repayments (loans) (note 5)	(10,115)	(6,081)	(12,616)	(2,517)	-	-	-	-
Deductions for surrender charges (note 2d)	(22,211)	(14,658)	(5,080)	(8,150)	(78)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104,351)	(106,082)	(66,049)	(56,369)	(1,893)	-	(845)	-
Asset charges (note 3)	(3,799)	(3,723)	(3,691)	(2,807)	(84)	-	(21)	-
Adjustments to maintain reserves	25	-	40	(90)	(3,667)	-	4	-

Net equity transactions	(7,169)	(147,514)	138,458	313,075	112,635	-	40,794	-

Net change in contract owners’ equity	122,641	(145,242)	283,795	279,267	115,161	-	41,888	-
Contract owners’ equity beginning of period	783,119	928,361	748,273	469,006	-	-	-	-

Contract owners’ equity end of period	$905,760	783,119	1,032,068	748,273	115,161	-	41,888	-

CHANGES IN UNITS:
Beginning units	66,235	78,508	55,965	34,302	-	-	-	-
Units purchased	14,796	16,046	17,540	30,875	12,488	-	3,989	-
Units redeemed	(15,482)	(28,319)	(8,082)	(9,212)	(1,175)	-	(82)	-

Ending units	65,549	66,235	65,423	55,965	11,313	-	3,907	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVFBA		PMVLDA		PMVTRA		ACEG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$47,236	12,461	36,879	23,428	18,069	2,374	-	-
Realized gain (loss) on investments	18,531	10,202	1,651	2,726	5,495	(1,645)	(355)	-
Change in unrealized gain (loss) on investments	(42,207)	22,947	68,738	(12,966)	16,593	(1,610)	(449)	-
Reinvested capital gains	20,355	2,573	-	-	19,925	4,884	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,915	48,183	107,268	13,188	60,082	4,003	(804)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	156,337	213,169	863,979	712,975	204,657	95,636	2,380	-
Transfers between funds	(13,348)	198,429	237,097	(221,452)	588,595	255,842	22,403	-
Surrenders (note 6)	(636)	(18)	(29,120)	(27,494)	(13,850)	-	(2)	-
Death Benefits (note 4)	-	-	-	(286)	-	-	-	-
Net policy repayments (loans) (note 5)	(13,511)	(20,591)	(950)	(24,234)	(35)	(212)	(19)	-
Deductions for surrender charges (note 2d)	(2,656)	(738)	(23,218)	(5,308)	-	-	(86)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,613)	(58,284)	(303,544)	(138,888)	(65,211)	(9,517)	(1,883)	-
Asset charges (note 3)	(1,402)	(1,043)	(5,994)	(3,992)	(1,432)	(48)	(74)	-
Adjustments to maintain reserves	29	(53)	(597)	(29)	(16)	(51)	3	-

Net equity transactions	59,200	330,871	737,653	291,292	712,708	341,650	22,722	-

Net change in contract owners’ equity	103,115	379,054	844,921	304,480	772,790	345,653	21,918	-
Contract owners’ equity beginning of period	812,888	433,834	1,617,761	1,313,281	345,653	-	-	-

Contract owners’ equity end of period	$916,003	812,888	2,462,682	1,617,761	1,118,443	345,653	21,918	-

CHANGES IN UNITS:
Beginning units	62,395	36,138	137,574	112,919	34,195	-	-	-
Units purchased	20,457	36,275	99,030	122,759	81,428	35,092	2,488	-
Units redeemed	(16,208)	(10,018)	(38,765)	(98,104)	(14,669)	(897)	(240)	-

Ending units	66,644	62,395	197,839	137,574	100,954	34,195	2,248	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVMCCI		TRBCG2		TRHS		TRHS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$9	-	-	-	2,302	-	-	-
Realized gain (loss) on investments	4	-	-	50	9,408	-	24,861	(1,509)
Change in unrealized gain (loss) on investments	1,223	-	-	(18)	(21,536)	-	89,078	(4,270)
Reinvested capital gains	114	-	-	-	27,455	-	13,035	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,350	-	-	32	17,629	-	126,974	(5,779)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	24,456	-	-	6	417,959	-	93,307	97,915
Transfers between funds	3,202	-	(221)	-	328,679	-	277,284	178,683
Surrenders (note 6)	-	-	-	-	(2,636)	-	(675)	(418)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	24	-	(5,253)	(692)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(100)	(137)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(483)	-	-	-	(31,650)	-	(47,384)	(14,674)
Asset charges (note 3)	(79)	-	-	-	(1,261)	-	(2,184)	(515)
Adjustments to maintain reserves	4	-	35	(36)	6,363	-	1,156	(390)

Net equity transactions	27,100	-	(186)	(30)	717,478	-	316,151	259,772

Net change in contract owners’ equity	28,450	-	(186)	2	735,107	-	443,125	253,993
Contract owners’ equity beginning of period	-	-	186	184	-	-	267,320	13,327

Contract owners’ equity end of period	$28,450	-	-	186	735,107	-	710,445	267,320

CHANGES IN UNITS:
Beginning units	-	-	14	14	-	-	22,768	1,253
Units purchased	2,885	-	-	-	72,360	-	34,564	23,201
Units redeemed	(57)	-	(14)	-	(5,396)	-	(11,141)	(1,686)

Ending units	2,828	-	-	14	66,964	-	46,191	22,768

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHA		WRASP		WRBP		WRBDP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,811	-	55,943	36,030	2,557	1,598	18,196	12,085
Realized gain (loss) on investments	(9,202)	-	37,546	146,304	2,654	1,167	8,110	732
Change in unrealized gain (loss) on investments	3,735	-	811,171	(470,160)	4,514	(8,320)	1,972	17,853
Reinvested capital gains	14,701	-	-	-	9,259	8,421	4,615	2,984

Net increase (decrease) in contract owners’ equity resulting from operations	18,045	-	904,660	(287,826)	18,984	2,866	32,893	33,654

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	486,030	-	1,923,818	1,894,072	44,563	57,589	118,415	164,932
Transfers between funds	1,168,943	-	132,219	(143,716)	942	1,468	(10,185)	109,433
Surrenders (note 6)	(2,062)	-	(86,536)	(133,857)	(523)	(405)	(5,898)	(267)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,194)	-	(42,294)	(18,337)	(9,766)	-	(15,779)	(843)
Deductions for surrender charges (note 2d)	(94)	-	(70,804)	(22,201)	(2,259)	-	(3,649)	(587)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,069)	-	(558,320)	(460,178)	(23,085)	(18,716)	(58,697)	(49,643)
Asset charges (note 3)	(3,820)	-	(13,706)	(9,486)	(175)	(132)	(443)	(320)
Adjustments to maintain reserves	4,851	-	10,950	2,396	(2)	8	(3)	252

Net equity transactions	1,578,585	-	1,295,327	1,108,693	9,695	39,812	23,761	222,957

Net change in contract owners’ equity	1,596,630	-	2,199,987	820,867	28,679	42,678	56,654	256,611
Contract owners’ equity beginning of period	-	-	4,161,533	3,340,666	118,681	76,003	551,525	294,914

Contract owners’ equity end of period	$1,596,630	-	6,361,520	4,161,533	147,360	118,681	608,179	551,525

CHANGES IN UNITS:
Beginning units	-	-	432,850	322,433	10,293	6,810	44,338	25,441
Units purchased	173,664	-	211,954	246,162	4,079	5,324	11,238	24,199
Units redeemed	(11,103)	-	(89,594)	(135,745)	(2,935)	(1,841)	(9,355)	(5,302)

Ending units	162,561	-	555,210	432,850	11,437	10,293	46,221	44,338

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRCEP		WRDIV		WRENG		WRGBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,046	953	3,743	2,699	-	-	411	33
Realized gain (loss) on investments	7,143	10,972	15,702	6,542	2,209	4,488	18	-
Change in unrealized gain (loss) on investments	15,809	(16,718)	22,369	(24,467)	806	(19,281)	137	(19)
Reinvested capital gains	34,261	8,530	-	-	-	-	14	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,259	3,737	41,814	(15,226)	3,015	(14,793)	580	14

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	105,632	119,739	110,660	110,838	60,379	63,572	8,999	579
Transfers between funds	5,148	14,883	23,282	29,720	(1,431)	24,596	5,290	1,612
Surrenders (note 6)	(2,183)	(5,468)	(5,797)	(915)	(700)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(15,869)	(1,635)	(14,106)	(1,451)	(5,616)	(1,554)	-	-
Deductions for surrender charges (note 2d)	(2,495)	(7,842)	(2,452)	(954)	(1,186)	(1,542)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,650)	(41,892)	(41,075)	(36,444)	(23,472)	(22,785)	(1,343)	(126)
Asset charges (note 3)	(271)	(180)	(206)	(194)	(50)	(23)	(1)	-
Adjustments to maintain reserves	2	1	(2)	(1)	-	4	2	(1)

Net equity transactions	45,314	77,606	70,304	100,599	27,924	62,268	12,947	2,064

Net change in contract owners’ equity	104,573	81,343	112,118	85,373	30,939	47,475	13,527	2,078
Contract owners’ equity beginning of period	299,418	218,075	299,485	214,112	143,264	95,789	2,078	-

Contract owners’ equity end of period	$403,991	299,418	411,603	299,485	174,203	143,264	15,605	2,078

CHANGES IN UNITS:
Beginning units	26,876	19,900	31,275	21,311	16,741	10,177	209	-
Units purchased	9,479	12,948	15,087	15,115	7,962	9,747	1,396	225
Units redeemed	(5,780)	(5,972)	(8,383)	(5,151)	(4,623)	(3,183)	(130)	(16)

Ending units	30,575	26,876	37,979	31,275	20,080	16,741	1,475	209

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRGNR		WRGP		WRHIP		WRIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	176	776	36,707	32,203	5,249	869
Realized gain (loss) on investments	2,617	8,246	4,031	2,091	46,463	10,312	4,535	6,640
Change in unrealized gain (loss) on investments	(14,355)	(95,421)	7,486	(6,034)	32,892	(22,350)	20,246	(25,664)
Reinvested capital gains	22,436	-	20,861	7,079	-	-	17,144	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,698	(87,175)	32,554	3,912	116,062	20,165	47,174	(18,155)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	138,892	152,824	93,955	88,422	204,334	163,895	102,005	109,968
Transfers between funds	16,852	33,241	7,406	22,184	301,918	29,821	(4,949)	7,761
Surrenders (note 6)	(840)	(3,038)	(1,934)	(506)	(380)	(3,272)	(4,334)	(2,069)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,496)	(1,857)	(488)	-	(13,726)	(2,239)	(9,736)	(1,392)
Deductions for surrender charges (note 2d)	(3,287)	(2,174)	(3,353)	(307)	(2,621)	(1,399)	(3,240)	(481)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,965)	(52,793)	(37,392)	(30,893)	(63,983)	(48,775)	(41,286)	(36,362)
Asset charges (note 3)	(353)	(300)	(209)	(172)	(1,025)	(237)	(357)	(279)
Adjustments to maintain reserves	(4)	460	2	(7)	1,141	5	(2)	5

Net equity transactions	90,799	126,363	57,987	78,721	425,658	137,799	38,101	77,151

Net change in contract owners’ equity	101,497	39,188	90,541	82,633	541,720	157,964	85,275	58,996
Contract owners’ equity beginning of period	357,960	318,772	235,004	152,371	478,966	321,002	241,071	182,075

Contract owners’ equity end of period	$459,457	357,960	325,545	235,004	1,020,686	478,966	326,346	241,071

CHANGES IN UNITS:
Beginning units	53,476	37,409	22,699	15,030	33,773	23,825	26,355	18,448
Units purchased	24,927	24,032	9,455	10,884	33,380	18,867	10,838	14,125
Units redeemed	(11,034)	(7,965)	(4,264)	(3,215)	(6,490)	(8,919)	(6,971)	(6,218)

Ending units	67,369	53,476	27,890	22,699	60,663	33,773	30,222	26,355

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRI2P		WRLTBP		WRMIC		WRMCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,143	2,645	115	35	-	-	-	11
Realized gain (loss) on investments	1,481	4,667	17	(1)	6,627	3,620	4,390	5,532
Change in unrealized gain (loss) on investments	20,393	(34,230)	(151)	(27)	(3,066)	(13,633)	5,554	(14,300)
Reinvested capital gains	1,866	-	96	-	10,808	-	26,092	6,602

Net increase (decrease) in contract owners’ equity resulting from operations	28,883	(26,918)	77	7	14,369	(10,013)	36,036	(2,155)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,677	86,594	2,936	290	43,859	64,593	95,534	100,569
Transfers between funds	17,747	28,868	(1,243)	2,716	(3,603)	25,048	27,065	49,438
Surrenders (note 6)	(716)	(625)	-	-	(4,871)	-	(173)	(490)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(10,199)	6	-	-	(4,803)	(599)	(4,869)	(1,199)
Deductions for surrender charges (note 2d)	(1,803)	(2,847)	-	-	(2,150)	(3,251)	(1,425)	(638)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,681)	(23,834)	(710)	(147)	(18,480)	(18,048)	(36,232)	(27,406)
Asset charges (note 3)	(190)	(129)	(5)	(8)	(117)	(94)	(353)	(224)
Adjustments to maintain reserves	(1)	(4)	2	2	1	(6)	6	5

Net equity transactions	50,834	88,029	980	2,853	9,836	67,643	79,553	120,055

Net change in contract owners’ equity	79,717	61,111	1,057	2,860	24,205	57,630	115,589	117,900
Contract owners’ equity beginning of period	189,381	128,270	2,860	-	127,164	69,534	235,743	117,843

Contract owners’ equity end of period	$269,098	189,381	3,917	2,860	151,369	127,164	351,332	235,743

CHANGES IN UNITS:
Beginning units	20,198	11,781	280	-	11,165	5,677	16,798	8,350
Units purchased	9,203	11,328	399	299	3,891	7,412	8,834	11,105
Units redeemed	(4,076)	(2,911)	(308)	(19)	(3,173)	(1,924)	(3,587)	(2,657)

Ending units	25,325	20,198	371	280	11,883	11,165	22,045	16,798

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMMP		WRPAP		WRPCP		WRPMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$40	29	3,664	3,303	2,609	977	15,594	10,638
Realized gain (loss) on investments	-	-	11,097	4,359	(233)	3,920	22,393	19,191
Change in unrealized gain (loss) on investments	-	-	13,715	(26,096)	8,591	(708)	69,990	(61,509)
Reinvested capital gains	-	-	18,130	6,580	8,215	1,583	44,791	15,105

Net increase (decrease) in contract owners’ equity resulting from operations	40	29	46,606	(11,854)	19,182	5,772	152,768	(16,575)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	261,651	1,135,695	191,135	143,719	122,002	62,603	492,265	733,142
Transfers between funds	(233,932)	(965,844)	(24,477)	31,397	(4,939)	125,517	92,272	67,066
Surrenders (note 6)	(11,668)	-	(6,222)	-	-	(20,909)	(8,194)	(14,918)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(56,286)	-	-	-	-	-	(10,600)	-
Deductions for surrender charges (note 2d)	(824)	(948)	(7,875)	(89)	(1,234)	-	(6,441)	(13,371)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,335)	(68,080)	(58,284)	(57,553)	(45,154)	(24,749)	(226,914)	(166,262)
Asset charges (note 3)	(160)	(761)	(250)	(146)	(425)	(186)	(5,102)	(1,681)
Adjustments to maintain reserves	(105)	1	-	30	4	(3)	-	106

Net equity transactions	(106,659)	100,063	94,027	117,358	70,254	142,273	327,286	604,082

Net change in contract owners’ equity	(106,619)	100,092	140,633	105,504	89,436	148,045	480,054	587,507
Contract owners’ equity beginning of period	250,540	150,448	350,105	244,601	242,643	94,598	1,471,921	884,414

Contract owners’ equity end of period	$143,921	250,540	490,738	350,105	332,079	242,643	1,951,975	1,471,921

CHANGES IN UNITS:
Beginning units	24,608	14,780	32,692	21,892	21,691	8,520	133,499	79,043
Units purchased	33,766	112,281	16,657	16,161	10,874	19,224	49,830	72,642
Units redeemed	(44,241)	(102,453)	(8,502)	(5,361)	(4,808)	(6,053)	(21,696)	(18,186)

Ending units	14,133	24,608	40,847	32,692	27,757	21,691	161,633	133,499

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$14,418	9,567	1,882	1,293	1,058	630	-	-
Realized gain (loss) on investments	34,150	27,149	2,286	954	14,061	3,774	6,122	6,270
Change in unrealized gain (loss) on investments	92,446	(93,380)	6,137	(5,107)	5,270	373	81,116	(52,744)
Reinvested capital gains	47,345	17,137	5,794	1,957	-	-	35,635	13,968

Net increase (decrease) in contract owners’ equity resulting from operations	188,359	(39,527)	16,099	(903)	20,389	4,777	122,873	(32,506)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	821,970	725,947	86,349	83,895	37,826	48,733	154,903	172,029
Transfers between funds	13,632	264,899	37,610	67,696	(1,213)	29,456	55,057	17,983
Surrenders (note 6)	(41,612)	(7,548)	-	(11,409)	(1,703)	(230)	(3,344)	(2,949)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,100)	(25,165)	-	-	(7,852)	(17)	(8,175)	(1,431)
Deductions for surrender charges (note 2d)	(32,366)	(9,123)	(479)	(18)	(974)	(111)	(4,339)	(4,080)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(342,988)	(259,576)	(44,623)	(26,492)	(14,558)	(11,350)	(69,148)	(62,421)
Asset charges (note 3)	(4,432)	(1,722)	(645)	(212)	(116)	(63)	(508)	(380)
Adjustments to maintain reserves	10	(1)	2	45	(9)	8	16	812

Net equity transactions	410,114	687,711	78,214	113,505	11,401	66,426	124,462	119,563

Net change in contract owners’ equity	598,473	648,184	94,313	112,602	31,790	71,203	247,335	87,057
Contract owners’ equity beginning of period	1,591,815	943,631	167,942	55,340	118,623	47,420	415,104	328,047

Contract owners’ equity end of period	$2,190,288	1,591,815	262,255	167,942	150,413	118,623	662,439	415,104

CHANGES IN UNITS:
Beginning units	145,920	83,892	15,092	4,973	10,913	4,581	36,686	27,320
Units purchased	73,891	89,753	10,547	13,552	3,360	7,723	16,419	17,850
Units redeemed	(38,625)	(27,725)	(3,900)	(3,433)	(2,518)	(1,391)	(7,306)	(8,484)

Ending units	181,186	145,920	21,739	15,092	11,755	10,913	45,799	36,686

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRSCP		WRSCV		WRVP		WFVSCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	629	674	1,384	546	-	-
Realized gain (loss) on investments	3,741	6,363	1,635	10,383	1,731	1,619	14,496	9,446
Change in unrealized gain (loss) on investments	97	(25,027)	14,586	(31,679)	5,886	(8,127)	(15,363)	(30,678)
Reinvested capital gains	4,623	1,236	9,195	-	8,495	-	27,749	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,461	(17,428)	26,045	(20,622)	17,496	(5,962)	26,882	(21,232)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	64,713	72,038	48,107	43,773	41,509	32,298	231,048	103,915
Transfers between funds	7,860	12,406	660	(25,234)	577	2,523	41,928	43,658
Surrenders (note 6)	(3,848)	(469)	(586)	(2,115)	-	(700)	(29,614)	(83)
Death Benefits (note 4)	-	-	-	-	-	-	-	(707)
Net policy repayments (loans) (note 5)	(4,628)	(1,127)	(1,450)	(1,384)	(3)	(381)	(1,682)	(6,124)
Deductions for surrender charges (note 2d)	(2,375)	(4,602)	(953)	(220)	(818)	-	-	(271)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,822)	(25,196)	(18,301)	(17,155)	(11,212)	(8,016)	(48,552)	(32,871)
Asset charges (note 3)	(311)	(210)	(159)	(123)	(9)	(6)	(1,645)	(1,342)
Adjustments to maintain reserves	(8)	1,229	(1)	-	4	(4)	(13)	1,604

Net equity transactions	34,581	54,069	27,317	(2,458)	30,048	25,714	191,470	107,779

Net change in contract owners’ equity	43,042	36,641	53,362	(23,080)	47,544	19,752	218,352	86,547
Contract owners’ equity beginning of period	176,841	140,200	127,233	150,313	81,172	61,420	380,615	294,068

Contract owners’ equity end of period	$219,883	176,841	180,595	127,233	128,716	81,172	598,967	380,615

CHANGES IN UNITS:
Beginning units	15,955	11,308	11,213	11,553	7,479	5,245	23,838	17,571
Units purchased	6,107	7,724	4,218	4,847	3,562	3,045	18,772	11,872
Units redeemed	(3,198)	(3,077)	(2,015)	(5,187)	(1,065)	(811)	(7,834)	(5,605)

Ending units	18,864	15,955	13,416	11,213	9,976	7,479	34,776	23,838

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS2		JAIGS2		AVCA		AVCDI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	-	14,936	-	31	-	-
Realized gain (loss) on investments	19,118	(2,764)	(250,392)	(38,244)	5,338	534	10,475	5,043
Change in unrealized gain (loss) on investments	25,816	(27,755)	680,804	(1,521,061)	(2,352)	(2,195)	936	(15,228)
Reinvested capital gains	-	-	-	39,799	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,934	(30,519)	430,412	(1,504,570)	2,986	(1,630)	11,411	(10,185)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47,359	84,516	245,333	1,040,431	1,247	3,487	4,696	27,772
Transfers between funds	(310,564)	176,828	(3,900,333)	644,669	(25,454)	2,583	(90,435)	(14,975)
Surrenders (note 6)	(600)	(453)	(17,001)	(57,272)	-	(268)	(4,243)	(269)
Death Benefits (note 4)	-	-	-	(987)	-	-	-	-
Net policy repayments (loans) (note 5)	(34)	(264)	(7,368)	(19,117)	-	(1,646)	(29)	(54)
Deductions for surrender charges (note 2d)	(84)	(37)	(12,743)	(25,884)	-	(300)	(182)	(514)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,961)	(18,618)	(97,539)	(310,716)	(946)	(2,978)	(3,793)	(12,384)
Asset charges (note 3)	(236)	(404)	(4,478)	(13,349)	(35)	(110)	(96)	(301)
Adjustments to maintain reserves	(2,502)	79	(2,322)	6,848	(3)	5	5	(6)

Net equity transactions	(276,622)	241,647	(3,796,451)	1,264,623	(25,191)	773	(94,077)	(731)

Net change in contract owners’ equity	(231,688)	211,128	(3,366,039)	(239,947)	(22,205)	(857)	(82,666)	(10,916)
Contract owners’ equity beginning of period	231,688	20,560	3,366,039	3,605,986	22,205	23,062	82,666	93,582

Contract owners’ equity end of period	$-	231,688	-	3,366,039	-	22,205	-	82,666

CHANGES IN UNITS:
Beginning units	22,379	1,811	312,148	226,274	2,273	2,174	6,940	7,294
Units purchased	5,084	22,338	21,095	126,680	114	679	359	2,998
Units redeemed	(27,463)	(1,770)	(333,243)	(40,806)	(2,387)	(580)	(7,299)	(3,352)

Ending units	-	22,379	-	312,148	-	2,273	-	6,940

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		OVHI3		OVHI		NVAGF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	2,203	17,362	6,579	217	134	-	2,280
Realized gain (loss) on investments	(137,573)	2,011	(6,279)	4,004	53	35	-	(5,903)
Change in unrealized gain (loss) on investments	114,470	(128,833)	131	(12,004)	(113)	(196)	-	1,973
Reinvested capital gains	51,561	2,370	-	-	-	-	-	3,111

Net increase (decrease) in contract owners’ equity resulting from operations	28,458	(122,249)	11,214	(1,421)	157	(27)	-	1,461

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	161,636	262,304	14,309	21,034	-	-	-	7,177
Transfers between funds	(856,977)	406,131	(95,964)	(169)	(1,295)	-	-	(61,606)
Surrenders (note 6)	-	(6,519)	(280)	(2,344)	-	(2)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(210)	69	86	(2)	(10)	-	-
Deductions for surrender charges (note 2d)	(129)	-	(306)	(1,875)	-	(6)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,855)	(35,565)	(8,435)	(10,364)	(126)	(189)	-	(1,852)
Asset charges (note 3)	(820)	(1,078)	(348)	(341)	(6)	(8)	-	(44)
Adjustments to maintain reserves	(3,049)	1,794	(42)	(10)	(1)	1	-	(323)

Net equity transactions	(723,194)	626,857	(90,997)	6,017	(1,430)	(214)	-	(56,648)

Net change in contract owners’ equity	(694,736)	504,608	(79,783)	4,596	(1,273)	(241)	-	(55,187)
Contract owners’ equity beginning of period	694,736	190,128	79,783	75,187	1,273	1,514	-	55,187

Contract owners’ equity end of period	$-	694,736	-	79,783	-	1,273	-	-

CHANGES IN UNITS:
Beginning units	69,734	15,955	27,428	25,362	378	439	-	4,465
Units purchased	36,758	57,607	4,624	7,830	-	-	-	4
Units redeemed	(106,492)	(3,828)	(32,052)	(5,764)	(378)	(61)	-	(4,469)

Ending units	-	69,734	-	27,428	-	378	-	-

								(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEF3
	2012	2011
Investment activity:
Net investment income (loss)	$-	104
Realized gain (loss) on investments	-	366
Change in unrealized gain (loss) on investments	-	(893)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(423)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	2,179
Transfers between funds	-	(10,814)
Surrenders (note 6)	-	-
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	-
Deductions for surrender charges (note 2d)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(946)
Asset charges (note 3)	-	(1)
Adjustments to maintain reserves	-	(2)

Net equity transactions	-	(9,584)

Net change in contract owners’ equity	-	(10,007)
Contract owners’ equity beginning of period	-	10,007

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	670
Units purchased	-	420
Units redeemed	-	(1,090)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
AMERICAN CENTURY INVESTORS, INC.
VP Inflation Protection Fund - Class I (ACVIP1)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class I (BRVGA1)
Global Allocation V.I. Fund - Class II (MLVGA2)
DIMENSIONAL FUND ADVISORS INC.
VA Global Bond Portfolio (DFVGB)
VA International Small Portfolio (DFVIS)
VA International Value Portfolio (DFVIV)
VA Short-Term Fixed Portfolio (DFVSTF)
VA U.S. Large Value Portfolio (DFVULV)
VA U.S. Targeted Value Portfolio (DFVUTV)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Income Securities Fund - Class 1 (FTVIS1)
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
INVESCO AIM INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
JANUS FUNDS
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
Value Series - Initial Class (MVFIC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
M FUNDS
M Business Opportunity Value Fund (MFBOV)
M Capital Appreciation Fund (MFFCA)
M International Equity Fund (MFBIE)
M Large Cap Growth Fund (MFTCG)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
U.S. Real Estate Portfolio - Class I (MSVRE)*
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Nationwide Fund - Class II (TRF2)*
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VI (GVIX6)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Money Market Fund - Class V (SAM5)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class I (NVSTB1)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Value Fund - Class I (ACVV)*
VP Vista(SM) Fund - Class I (ACVVS1)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
VIP Contrafund Portfolio - Service Class (FCS)*
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Portfolio - Service Class (FGS)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)*
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)*
Putnam VT Voyager Fund - Class IB (PVTVB)*
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)*
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Fund, Inc. (TRHS)
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - Balanced (WRBP)
Variable Insurance Portfolios - Bond (WRBDP)
Variable Insurance Portfolios - Core Equity (WRCEP)
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
Variable Insurance Portfolios - Energy (WRENG)
Variable Insurance Portfolios - Global Bond (WRGBP)
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
Variable Insurance Portfolios - Growth (WRGP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - International Growth (WRIP)
Variable Insurance Portfolios - International Core Equity (WRI2P)
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Money Market (WRMMP)
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
Variable Insurance Portfolios - Science and Technology (WRSTP)
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
Variable Insurance Portfolios - Small Cap Value (WRSCV)
Variable Insurance Portfolios - Value (WRVP)
WELLS FARGO FUNDS
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes, regardless of whether the Accumulation Rider has been elected.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $ 4,613,573 and $ 4,350,812, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.00% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month (which is also the maximum charge) in the first policy year and $5 per month thereafter.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month (which is also the maximum charge) in the first policy year and $10 per month thereafter.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge on the first $250,000 of Specified Amount. The current underwriting and distribution charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the guaranteed maximum underwriting and distribution charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is elected, the guaranteed maximum underwriting and distribution charge is of $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount and $1.01 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of the first $250,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of the first $250,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the current Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.05 per $1,000 of Base Policy Specified Amount in excess of $250,000. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge varies by policy based on the length of time the policy has been In Force, the Attained Age of the Insured at the time of issue, Death Benefit option in effect, and the Base Policy Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year through fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum Surrender Charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount. The minimum Surrender Charge that may be assessed for any segment of coverage is $0.52 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.50%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $ 11,099,058 and $ 6,120,487, respectively, and total transfers from the Account to the fixed account were $ 3,705,907 and $ 3,447,374, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$236,894,753	$0	$0	$236,894,753

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$6,364	$438
VP Inflation Protection Fund - Class I (ACVIP1)	1,342,895	30,555
Global Allocation V.I. Fund - Class I (BRVGA1)	1,733,975	51,687
Global Allocation V.I. Fund - Class II (MLVGA2)	581,163	1,295,796
VA Global Bond Portfolio (DFVGB)	390,038	115,935
VA International Small Portfolio (DFVIS)	424,291	168,543
VA International Value Portfolio (DFVIV)	428,623	179,022
VA Short-Term Fixed Portfolio (DFVSTF)	356,434	107,845
VA U.S. Large Value Portfolio (DFVULV)	351,406	138,746
VA U.S. Targeted Value Portfolio (DFVUTV)	366,821	150,673
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,124,296	758,465
Franklin Income Securities Fund - Class 1 (FTVIS1)	1,259,339	204,687
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)	286,657	14,449
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)	1,756,070	101,044
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	1,045	93
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	114,085	8,604
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	406,022	179,845
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	514,933	112,413
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	4,760,303	385,911
Investors Growth Stock Series - Initial Class (MIGIC)	5,032	1,634
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	371,137	4,904
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	15,100	3,169
Value Series - Initial Class (MVFIC)	750,006	318,666
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	57,062	67,493
M Business Opportunity Value Fund (MFBOV)	163,663	114,847
M Capital Appreciation Fund (MFFCA)	128,776	30,547
M International Equity Fund (MFBIE)	154,492	123,026
M Large Cap Growth Fund (MFTCG)	217,293	39,332
Core Plus Fixed Income Portfolio - Class I (MSVFI)	30,609	17,791
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	257,590	218,731
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,958,539	343,961
American Funds NVIT Bond Fund - Class II (GVABD2)	299,743	74,498
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	332,635	128,574
American Funds NVIT Growth Fund - Class II (GVAGR2)	406,961	245,333

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	261,879	299,108
Federated NVIT High Income Bond Fund - Class III (HIBF3)	1,734,446	832,327
NVIT Emerging Markets Fund - Class III (GEM3)	1,542,808	225,042
NVIT International Equity Fund - Class III (GIG3)	180,488	82,609
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	1,241	91,316
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	85,791	136,936
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	120,390	191,551
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,080,927	500,201
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	1,044,995	423,676
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	1,409,910	262,213
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	519,296	213,826
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	4,453,167	1,230,006
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	5,648,525	2,388,740
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,083,747	155,978
NVIT Core Bond Fund - Class I (NVCBD1)	279,339	171,980
NVIT Core Plus Bond Fund - Class I (NVLCP1)	227,954	275,823
NVIT Nationwide Fund - Class I (TRF)	41,078	94,041
NVIT Government Bond Fund - Class I (GBF)	805,854	705,720
American Century NVIT Growth Fund - Class I (CAF)	255,084	23,949
NVIT International Index Fund - Class VI (GVIX6)	1,362,892	267,613
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	369,914	510,515
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	534,164	672,620
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	470,077	279,968
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	525,974	539,298
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,255,929	3,374,211
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,911,570	3,021,715
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	219,070	220,049
NVIT Mid Cap Index Fund - Class I (MCIF)	1,002,965	178,436
NVIT Money Market Fund - Class I (SAM)	4,150,567	10,197,460
NVIT Money Market Fund - Class V (SAM5)	10,987,286	7,193,226
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	146,901	118,572
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	189,531	37,780
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	254,706	133,355
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	83,758	18,411
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	230,680	273,919
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	88,747	40,309
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	82,005	89,814
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	113,141	50,868
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	113,342	90,664
NVIT Multi-Manager Small Company Fund - Class I (SCF)	137,291	105,181
NVIT Multi-Sector Bond Fund - Class I (MSBF)	141,877	147,172
NVIT Short Term Bond Fund - Class I (NVSTB1)	210,887	185,086
NVIT Short Term Bond Fund - Class II (NVSTB2)	40,900	37,768
NVIT Large Cap Growth Fund - Class I (NVOLG1)	378,066	498,215
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	700,734	15,872
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	1,390,250	555,251
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	695,481	5,156
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	822,174	83,672
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	4,940,001	18,302
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	5,153,958	275,538
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	290,494	141,101
Templeton NVIT International Value Fund - Class III (NVTIV3)	191,631	170,918
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	116,430	134,178
NVIT Real Estate Fund - Class I (NVRE1)	1,184,161	441,498
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	261,061	86,483
American Century VP Inflation Protection Fund - Class II (ACVIP2)	685,854	662,209
VP Mid Cap Value Fund - Class I (ACVMV1)	439,876	209,412
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	889,214	148,200
Appreciation Portfolio - Initial Shares (DCAP)	739,011	250,104
Quality Bond Fund II - Primary Shares (FQB)	9,361	14,102
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,187,522	202,683
VIP Equity-Income Portfolio - Service Class (FEIS)	1,408,051	350,774
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	275,268	28,509
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	599,067	203,023
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,074,829	230,295
VIP Growth Portfolio - Service Class (FGS)	417,762	421,909
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,402,297	517,995
VIP Mid Cap Portfolio - Service Class (FMCS)	1,017,027	410,089
VIP Overseas Portfolio - Service Class R (FOSR)	209,136	201,693
VIP Value Strategies Portfolio - Service Class (FVSS)	1,826	6,177
Franklin Income Securities Fund - Class 2 (FTVIS2)	502,007	610,025
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	2,941	11,892

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	564,752	302,219
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	76,419	45,595
Templeton Foreign Securities Fund - Class 3 (TIF3)	49,164	52,505
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	912,718	631,375
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	115,301	329,167
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	806,751	745,821
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	3,193	9,730
Socially Responsive Portfolio - I Class Shares (AMSRS)	16,001	16,211
Global Securities Fund/VA - Class 3 (OVGS3)	1,384,756	1,225,532
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	110,988	110,100
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	212,713	69,051
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	152,709	11,081
All Asset Portfolio - Administrative Class (PMVAAA)	42,673	751
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	321,531	194,764
Low Duration Portfolio - Administrative Class (PMVLDA)	1,052,719	278,213
Total Return Portfolio - Administrative Class (PMVTRA)	895,029	144,327
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	27,901	5,181
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)	27,337	117
Health Sciences Fund, Inc. (TRHS)	1,014,964	274,091
Health Sciences Portfolio - II (TRHS2)	503,967	171,425
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	1,724,828	127,581
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,694,423	352,721
Variable Insurance Portfolios - Balanced (WRBP)	180,752	159,239
Variable Insurance Portfolios - Bond (WRBDP)	226,924	180,349
Variable Insurance Portfolios - Core Equity (WRCEP)	111,170	29,550
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	140,702	66,653
Variable Insurance Portfolios - Energy (WRENG)	41,815	13,891
Variable Insurance Portfolios - Global Bond (WRGBP)	13,913	542
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	134,648	21,327
Variable Insurance Portfolios - Growth (WRGP)	91,234	12,212
Variable Insurance Portfolios - High Income (WRHIP)	1,278,881	816,514
Variable Insurance Portfolios - International Growth (WRIP)	90,964	30,467
Variable Insurance Portfolios - International Core Equity (WRI2P)	77,133	19,288
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	4,125	2,934
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	45,269	24,626
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	121,108	15,468
Variable Insurance Portfolios - Money Market (WRMMP)	279,450	386,073
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	174,076	58,255
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	126,669	45,595
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	481,189	93,516
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	726,753	254,878
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	116,653	30,764
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	83,092	70,623
Variable Insurance Portfolios - Science and Technology (WRSTP)	192,921	32,814
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	55,264	16,055
Variable Insurance Portfolios - Small Cap Value (WRSCV)	47,081	9,939
Variable Insurance Portfolios - Value (WRVP)	44,381	4,457
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	372,313	153,257
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)	100,888	375,007
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)	235,132	4,029,213
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)	4,573	29,760
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)	2,564	96,645
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	451,024	1,119,487
High Income Fund/VA - Class 3 (obsolete) (OVHI3)	40,303	113,940
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)	217	1,428

Total	$113,543,999	$62,143,909

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2012	0.00%	593	$10.254428	$6,081	0.02%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2012	0.00%	126,254	10.449526	1,319,294	2.11%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2012	0.00%	168,112	10.307200	1,732,764	2.37%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2012	0.00%	267,159	14.209224	3,796,122	1.28%	10.14%
2011	0.00%	325,219	12.900807	4,195,588	2.92%	-3.63%
2010	0.00%	154,611	13.386468	2,069,695	1.90%	9.88%
2009	0.00%	32,706	12.182592	398,444	3.46%	21.83%	5/1/2009
VA Global Bond Portfolio (DFVGB)
2012	0.00%	26,194	10.283870	269,376	2.68%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2012	0.00%	25,432	10.512269	267,348	4.45%	5.12%	5/1/2012
VA International Value Portfolio (DFVIV)
2012	0.00%	24,556	10.867711	266,868	5.75%	8.68%	5/1/2012
VA Short-Term Fixed Portfolio (DFVSTF)
2012	0.00%	24,582	10.035127	246,683	0.70%	0.35%	5/1/2012
VA U.S. Large Value Portfolio (DFVULV)
2012	0.00%	20,482	10.900303	223,260	3.48%	9.00%	5/1/2012
VA U.S. Targeted Value Portfolio (DFVUTV)
2012	0.00%	21,154	10.860497	229,743	2.49%	8.60%	5/1/2012
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.00%	442,173	13.860281	6,128,642	2.17%	15.74%
2011	0.00%	287,581	11.975613	3,443,959	1.89%	1.88%
2010	0.00%	231,422	11.754920	2,720,347	1.93%	14.84%
2009	0.00%	183,488	10.236118	1,878,205	2.13%	26.33%
2008	0.00%	136,077	8.102406	1,102,552	2.29%	-37.14%
Franklin Income Securities Fund - Class 1 (FTVIS1)
2012	0.00%	103,061	10.673045	1,099,975	3.26%	6.73%	5/1/2012
Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 (FTVFA1)
2012	0.00%	27,278	10.754715	293,367	0.00%	7.55%	5/1/2012
Templeton Global Bond Securities Fund - Class 1 (FTVGB1)
2012	0.00%	162,308	10.799922	1,752,914	2.38%	8.00%	5/1/2012
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.00%	95	10.312479	980	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.00%	10,656	9.827596	104,723	0.00%	-1.72%	4/27/2012
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.00%	165,102	14.416877	2,380,255	0.60%	23.86%
2011	0.00%	149,403	11.639880	1,739,033	0.24%	-6.94%
2010	0.00%	155,217	12.508137	1,941,476	0.26%	6.48%
2009	0.00%	90,368	11.747058	1,061,558	0.01%	46.01%
2008	0.00%	52,700	8.045115	423,976	0.01%	-44.31%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.00%	40,270	10.048944	404,671	0.00%	0.49%	4/27/2012
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.00%	393,676	10.012416	3,941,648	0.68%	0.12%	4/27/2012
Investors Growth Stock Series - Initial Class (MIGIC)
2012	0.00%	586	14.778170	8,660	0.53%	16.97%
2011	0.00%	368	12.633894	4,649	0.58%	0.58%
2010	0.00%	456	12.561314	5,728	0.43%	12.47%
2009	0.00%	398	11.168160	4,445	0.69%	39.55%
2008	0.00%	335	8.002768	2,681	0.53%	-36.87%
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2012	0.00%	36,393	10.678788	388,633	1.02%	6.79%	5/1/2012

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2012	0.00%	1,194	$10.335916	$12,341	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2012	0.00%	272,740	14.973911	4,083,984	1.64%	16.26%
2011	0.00%	248,200	12.879603	3,196,717	1.59%	-0.30%
2010	0.00%	211,083	12.918661	2,726,910	1.48%	11.53%
2009	0.00%	132,328	11.582760	1,532,723	1.20%	22.71%
2008	0.00%	47,608	9.438767	449,361	0.95%	-32.58%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.00%	9,913	12.347395	122,400	1.33%	15.93%
2011	0.00%	11,163	10.650622	118,893	1.42%	-1.78%
2010	0.00%	825	10.843288	8,946	0.00%	8.43%	5/3/2010
M Business Opportunity Value Fund (MFBOV)
2012	0.00%	37,342	9.745978	363,934	0.76%	17.29%
2011	0.00%	32,536	8.309381	270,354	0.37%	-4.11%
2010	0.00%	25,620	8.665720	222,016	0.71%	9.27%
2009	0.00%	16,171	7.930242	128,240	0.68%	24.58%
2008	0.00%	7,871	6.365512	50,103	0.05%	-34.48%
M Capital Appreciation Fund (MFFCA)
2012	0.00%	32,127	11.801252	379,139	0.37%	17.43%
2011	0.00%	25,361	10.049361	254,862	0.00%	-7.22%
2010	0.00%	19,701	10.831673	213,395	0.19%	27.00%
2009	0.00%	13,297	8.528591	113,405	0.06%	48.61%
2008	0.00%	8,429	5.739062	48,374	0.00%	-42.03%
M International Equity Fund (MFBIE)
2012	0.00%	46,040	8.539601	393,163	2.23%	20.68%
2011	0.00%	43,251	7.076176	306,052	4.27%	-13.56%
2010	0.00%	26,038	8.186209	213,153	4.31%	4.61%
2009	0.00%	14,298	7.825688	111,892	3.79%	25.28%
2008	0.00%	6,018	6.246550	37,592	4.59%	-39.84%
M Large Cap Growth Fund (MFTCG)
2012	0.00%	47,093	10.952859	515,803	0.05%	19.31%
2011	0.00%	30,075	9.179807	276,083	0.00%	-0.80%
2010	0.00%	21,687	9.253931	200,690	0.38%	23.06%
2009	0.00%	13,319	7.519606	100,154	0.55%	37.40%
2008	0.00%	6,432	5.472607	35,199	0.02%	-48.97%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.00%	8,744	13.879990	121,367	4.79%	9.44%
2011	0.00%	8,174	12.682719	103,669	3.80%	5.65%
2010	0.00%	7,213	12.004773	86,590	5.42%	7.14%
2009	0.00%	12,096	11.204270	135,527	11.88%	9.64%
2008	0.00%	28,841	10.218734	294,718	4.14%	-10.20%
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	52,025	8.656213	450,338	3.67%	-37.89%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.00%	81,965	16.452105	1,348,497	1.02%	14.66%
2011	0.00%	83,852	14.348277	1,203,132	1.58%	0.65%
2010	0.00%	94,019	14.256071	1,340,342	1.59%	13.46%
2009	0.00%	1,653	12.564442	20,769	0.88%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.00%	499,213	12.704984	6,342,493	1.34%	15.72%
2011	0.00%	376,643	10.979437	4,135,328	1.22%	0.93%
2010	0.00%	291,751	10.878393	3,173,782	1.08%	12.02%
2009	0.00%	143,955	9.711378	1,398,001	0.09%	23.41%
2008	0.00%	86,089	7.868935	677,429	3.74%	-29.78%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.00%	65,443	$12.903197	$844,424	2.29%	4.97%
2011	0.00%	49,036	12.292646	602,782	2.13%	5.72%
2010	0.00%	44,558	11.627184	518,084	1.60%	5.99%
2009	0.00%	31,824	10.970085	349,112	0.39%	12.15%
2008	0.00%	19,150	9.781713	187,319	8.04%	-9.87%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.00%	106,090	13.277399	1,408,599	0.87%	22.09%
2011	0.00%	90,535	10.875437	984,608	0.85%	-9.31%
2010	0.00%	85,800	11.991721	1,028,890	0.76%	11.30%
2009	0.00%	66,698	10.774250	718,621	0.00%	41.60%
2008	0.00%	34,853	7.608765	265,187	3.86%	-38.64%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.00%	199,583	11.875465	2,370,141	0.23%	17.40%
2011	0.00%	185,580	10.115272	1,877,192	0.27%	-4.69%
2010	0.00%	171,060	10.612804	1,815,426	0.17%	18.19%
2009	0.00%	99,951	8.979238	897,484	0.00%	38.78%
2008	0.00%	63,278	6.470039	409,410	2.57%	-44.21%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.00%	121,360	10.169772	1,234,204	1.07%	17.06%
2011	0.00%	126,457	8.687464	1,098,591	0.91%	-2.24%
2010	0.00%	103,788	8.886120	922,273	0.85%	10.97%
2009	0.00%	43,831	8.007342	350,970	0.00%	30.69%
2008	0.00%	23,626	6.126963	144,755	4.55%	-38.06%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.00%	173,239	17.021800	2,948,840	9.26%	14.71%
2011	0.00%	131,352	14.839228	1,949,162	8.09%	3.81%
2010	0.00%	67,173	14.295077	960,243	9.58%	13.16%
2009	0.00%	44,372	12.632602	560,534	10.14%	46.08%
2008	0.00%	21,626	8.647843	187,019	10.34%	-28.10%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.00%	197,380	19.336082	3,816,556	0.60%	17.24%
2011	0.00%	126,017	16.493303	2,078,437	0.76%	-22.39%
2010	0.00%	103,153	21.252025	2,192,210	0.08%	16.21%
2009	0.00%	86,223	18.287102	1,576,769	1.19%	63.48%
2008	0.00%	44,366	11.185864	496,271	1.39%	-57.83%
NVIT International Equity Fund - Class III (GIG3)
2012	0.00%	22,851	9.777129	223,417	1.00%	15.58%
2011	0.00%	12,503	8.459397	105,768	1.98%	-15.41%	5/2/2011
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.00%	24,963	8.355696	208,583	0.49%	15.23%
2011	0.00%	36,549	7.251572	265,038	1.00%	-10.00%
2010	0.00%	37,091	8.057227	298,851	0.88%	13.00%
2009	0.00%	52,401	7.130177	373,628	0.22%	29.45%
2008	0.00%	4,934	5.508000	27,176	1.15%	-44.92%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.00%	30,879	9.471654	292,475	1.38%	16.94%
2011	0.00%	39,183	8.099461	317,361	0.61%	-11.62%
2010	0.00%	35,126	9.164158	321,900	0.26%	15.61%
2009	0.00%	19,640	7.927018	155,687	0.19%	52.96%
2008	0.00%	39	5.182412	202	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.00%	110,101	10.794308	1,188,464	1.10%	11.38%
2011	0.00%	118,184	9.691118	1,145,335	0.62%	-3.27%
2010	0.00%	72,005	10.018250	721,364	0.62%	23.56%
2009	0.00%	91,858	8.107965	744,781	0.44%	31.27%
2008	0.00%	88,800	6.176544	548,477	0.43%	-38.23%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2012	0.00%	321,867	$10.402170	$3,348,115	1.14%	16.22%
2011	0.00%	277,401	8.950086	2,482,763	2.08%	-6.19%
2010	0.00%	163,017	9.540229	1,555,220	0.42%	15.00%
2009	0.00%	67,030	8.295819	556,069	1.16%	29.30%
2008	0.00%	16,061	6.416027	103,048	1.31%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2012	0.00%	304,016	11.638522	3,538,297	1.70%	11.24%
2011	0.00%	255,651	10.462826	2,674,832	2.61%	-1.26%
2010	0.00%	167,231	10.596561	1,772,073	1.07%	10.46%
2009	0.00%	75,697	9.593104	726,169	2.37%	19.88%
2008	0.00%	23,058	8.002099	184,513	1.47%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2012	0.00%	483,015	11.154725	5,387,899	1.55%	13.74%
2011	0.00%	392,818	9.807509	3,852,566	2.27%	-3.37%
2010	0.00%	199,390	10.149086	2,023,626	0.76%	12.46%
2009	0.00%	114,328	9.025006	1,031,811	2.05%	24.25%
2008	0.00%	29,990	7.263571	217,835	1.75%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2012	0.00%	113,944	12.078891	1,376,317	1.94%	7.58%
2011	0.00%	91,097	11.227964	1,022,834	2.80%	1.50%
2010	0.00%	50,764	11.062310	561,567	1.34%	6.87%
2009	0.00%	12,702	10.351566	131,486	3.11%	13.22%
2008	0.00%	5,694	9.142885	52,061	2.42%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2012	0.00%	804,383	11.397169	9,167,689	1.62%	12.45%
2011	0.00%	536,603	10.135390	5,438,681	2.36%	-2.25%
2010	0.00%	502,389	10.368348	5,208,944	0.88%	11.42%
2009	0.00%	171,116	9.305236	1,592,275	2.68%	22.00%
2008	0.00%	20,669	7.626933	157,640	1.78%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2012	0.00%	1,054,488	10.851463	11,442,738	1.49%	14.67%
2011	0.00%	775,811	9.463303	7,341,735	2.43%	-4.57%
2010	0.00%	541,174	9.916957	5,366,799	0.70%	13.50%
2009	0.00%	310,026	8.737590	2,708,880	2.12%	26.69%
2008	0.00%	55,360	6.896919	381,815	1.72%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2012	0.00%	162,544	11.828808	1,922,702	2.11%	10.13%
2011	0.00%	85,823	10.740467	921,779	2.81%	-0.28%
2010	0.00%	51,188	10.770841	551,338	1.22%	9.31%
2009	0.00%	31,516	9.853071	310,529	2.53%	17.64%
2008	0.00%	13,698	8.375935	114,734	1.48%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.00%	101,747	13.303193	1,353,560	3.05%	7.75%
2011	0.00%	96,917	12.345910	1,196,529	3.23%	6.59%
2010	0.00%	69,927	11.582155	809,905	2.95%	7.06%
2009	0.00%	46,963	10.818752	508,081	3.75%	8.78%
2008	0.00%	4,746	9.945181	47,200	1.56%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2012	0.00%	21,844	14.357681	313,629	2.17%	7.38%
2011	0.00%	26,251	13.370773	350,996	2.65%	6.37%
2010	0.00%	14,090	12.569892	177,110	2.93%	8.35%
2009	0.00%	3,588	11.600708	41,623	5.45%	16.62%
2008	0.00%	230	9.947099	2,288	3.30%	-0.53%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2012	0.00%	47,398	$12.816934	$607,497	1.44%	14.21%
2011	0.00%	52,433	11.221824	588,394	1.09%	0.53%
2010	0.00%	68,854	11.162791	768,603	1.00%	13.45%
2009	0.00%	80,590	9.839457	792,962	1.39%	26.10%
2008	0.00%	84,151	7.803097	656,639	1.40%	-41.55%
NVIT Government Bond Fund - Class I (GBF)
2012	0.00%	105,154	14.599621	1,535,209	2.42%	3.06%
2011	0.00%	103,949	14.166560	1,472,600	2.84%	7.25%
2010	0.00%	121,105	13.208362	1,599,599	2.80%	4.78%
2009	0.00%	139,277	12.605611	1,755,672	3.53%	2.69%
2008	0.00%	117,240	12.275629	1,439,195	4.28%	7.72%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.00%	24,108	10.460376	252,179	1.28%	14.02%
2011	0.00%	1,858	9.174041	17,045	0.62%	-8.26%	5/2/2011
NVIT International Index Fund - Class VI (GVIX6)
2012	0.00%	224,653	9.764428	2,193,608	3.43%	18.29%
2011	0.00%	107,284	8.254444	885,570	2.75%	-12.72%
2010	0.00%	72,715	9.456969	687,664	2.47%	7.54%
2009	0.00%	34,255	8.793694	301,228	3.18%	28.62%
2008	0.00%	17,707	6.837123	121,065	2.01%	-43.11%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.00%	234,319	13.984122	3,276,745	1.51%	15.90%
2011	0.00%	249,362	12.065374	3,008,646	1.83%	-3.93%
2010	0.00%	221,749	12.559061	2,784,959	1.64%	14.63%
2009	0.00%	155,410	10.956366	1,702,729	1.00%	27.21%
2008	0.00%	86,385	8.613097	744,042	2.41%	-36.84%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.00%	63,297	14.106085	892,873	1.49%	9.39%
2011	0.00%	75,561	12.895684	974,411	2.16%	0.88%
2010	0.00%	24,978	12.782641	319,285	1.16%	9.81%
2009	0.00%	1,417	11.640280	16,494	1.76%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.00%	128,494	15.203946	1,953,616	1.71%	12.25%
2011	0.00%	118,997	13.544740	1,611,783	2.02%	-0.94%
2010	0.00%	75,852	13.672666	1,037,099	1.22%	12.03%
2009	0.00%	8,016	12.204484	97,831	1.35%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.00%	119,779	13.621440	1,631,562	1.63%	5.18%
2011	0.00%	124,507	12.951126	1,612,506	2.43%	2.93%
2010	0.00%	87,481	12.582446	1,100,725	2.01%	5.89%
2009	0.00%	53,773	11.882294	638,947	1.70%	9.08%
2008	0.00%	20,458	10.892776	222,845	3.94%	-6.02%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.00%	568,566	14.095613	8,014,286	1.50%	10.81%
2011	0.00%	739,675	12.720302	9,408,889	2.16%	-0.04%
2010	0.00%	518,780	12.725464	6,601,716	1.69%	10.91%
2009	0.00%	268,912	11.473370	3,085,327	1.37%	19.14%
2008	0.00%	102,479	9.630534	986,929	2.97%	-23.20%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.00%	892,730	14.192188	12,669,792	1.55%	13.76%
2011	0.00%	987,577	12.475556	12,320,572	2.05%	-2.13%
2010	0.00%	761,845	12.746609	9,710,940	1.80%	12.83%
2009	0.00%	425,494	11.296821	4,806,730	1.26%	24.39%
2008	0.00%	255,853	9.081599	2,323,555	2.72%	-31.39%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)
2012	0.00%	64,118	$14.056477	$901,273	1.61%	8.04%
2011	0.00%	65,530	13.010443	852,574	2.38%	2.06%
2010	0.00%	34,079	12.747585	434,425	2.04%	8.52%
2009	0.00%	25,450	11.747183	298,966	1.43%	14.56%
2008	0.00%	12,983	10.254072	133,130	3.83%	-15.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.00%	96,235	17.065485	1,642,297	1.42%	17.47%
2011	0.00%	52,240	14.527168	758,899	0.81%	-2.54%
2010	0.00%	41,128	14.906376	613,069	1.21%	26.20%
2009	0.00%	53,080	11.811646	626,962	1.06%	36.76%
2008	0.00%	38,566	8.637043	333,096	1.35%	-36.46%
NVIT Money Market Fund - Class I (SAM)
2012	0.00%	442,103	11.482073	5,076,259	0.00%	0.00%
2011	0.00%	968,748	11.482073	11,123,235	0.00%	0.00%
2010	0.00%	537,380	11.482065	6,170,232	0.00%	0.00%
2009	0.00%	528,280	11.482050	6,065,737	0.21%	0.04%
2008	0.00%	414,695	11.477234	4,759,554	1.74%	2.05%
NVIT Money Market Fund - Class V (SAM5)
2012	0.00%	379,267	10.000000	3,792,670	0.00%	0.00%	4/30/2012
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.00%	74,182	10.026765	743,805	0.66%	15.78%
2011	0.00%	71,965	8.660251	623,235	1.25%	-9.37%
2010	0.00%	86,794	9.555175	829,332	0.76%	14.04%
2009	0.00%	92,482	8.379106	774,916	1.28%	36.46%
2008	0.00%	83,365	6.140389	511,893	0.11%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.00%	92,893	10.521355	977,360	0.44%	17.24%
2011	0.00%	76,483	8.974574	686,402	2.00%	-16.11%
2010	0.00%	68,742	10.698362	735,427	2.55%	6.11%
2009	0.00%	61,633	10.082162	621,394	2.25%	29.84%
2008	0.00%	69,824	7.765128	542,194	1.79%	-46.33%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.00%	129,471	10.778503	1,395,504	0.53%	16.35%
2011	0.00%	121,747	9.263525	1,127,806	0.01%	-2.91%
2010	0.00%	112,634	9.540808	1,074,619	0.05%	15.51%
2009	0.00%	79,282	8.259762	654,850	0.75%	29.78%
2008	0.00%	2,391	6.364575	15,219	0.52%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.00%	39,748	10.172659	404,343	1.52%	17.81%
2011	0.00%	33,449	8.634796	288,825	1.18%	-5.83%
2010	0.00%	24,511	9.169345	224,750	0.86%	13.05%
2009	0.00%	13,082	8.111157	106,110	1.37%	27.59%
2008	0.00%	183	6.357067	1,163	0.75%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.00%	123,232	11.140525	1,372,869	0.00%	14.90%
2011	0.00%	139,190	9.695515	1,349,519	0.00%	-4.23%
2010	0.00%	145,695	10.123676	1,474,969	0.00%	26.82%
2009	0.00%	149,880	7.982859	1,196,471	0.00%	27.12%
2008	0.00%	26,311	6.279727	165,226	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2012	0.00%	4,577	10.616129	48,590	1.98%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.00%	32,170	11.987208	385,628	1.10%	16.35%
2011	0.00%	36,583	10.303092	376,918	0.75%	-2.32%
2010	0.00%	48,371	10.547920	510,213	1.21%	19.63%
2009	0.00%	82,042	8.817001	723,364	1.06%	30.47%
2008	0.00%	58,272	6.757903	393,798	0.87%	-32.42%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.00%	41,439	$12.281082	$508,916	0.00%	13.44%
2011	0.00%	36,260	10.826282	392,561	0.00%	-0.65%
2010	0.00%	24,951	10.896900	271,889	0.00%	25.45%
2009	0.00%	14,412	8.686440	125,189	0.00%	27.46%
2008	0.00%	8,023	6.814966	54,677	0.00%	-46.42%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.00%	34,047	14.613759	497,555	0.87%	20.44%
2011	0.00%	32,583	12.133163	395,335	0.38%	-5.07%
2010	0.00%	25,346	12.781169	323,952	0.58%	26.60%
2009	0.00%	21,442	10.095402	216,466	0.50%	26.22%
2008	0.00%	15,192	7.998530	121,514	1.19%	-32.15%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.00%	51,451	14.987211	771,107	0.17%	15.50%
2011	0.00%	49,239	12.975667	638,909	0.52%	-5.56%
2010	0.00%	42,779	13.739369	587,756	0.29%	25.32%
2009	0.00%	56,094	10.963538	614,989	0.21%	34.70%
2008	0.00%	29,057	8.139096	236,498	1.11%	-38.19%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.00%	61,728	15.121246	933,404	2.63%	12.25%
2011	0.00%	63,928	13.471066	861,178	4.42%	5.55%
2010	0.00%	53,859	12.763067	687,406	6.95%	10.59%
2009	0.00%	29,967	11.541196	345,855	9.60%	24.38%
2008	0.00%	20,192	9.279073	187,363	8.63%	-17.29%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2012	0.00%	2,597	10.185501	26,452	0.61%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.00%	11,270	11.438838	128,916	1.26%	3.52%
2011	0.00%	11,114	11.049485	122,804	1.65%	1.30%
2010	0.00%	9,291	10.907906	101,345	1.33%	2.42%
2009	0.00%	7,610	10.650192	81,048	2.54%	7.11%
2008	0.00%	897	9.943310	8,919	0.00%	-0.57%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.00%	212,351	16.487341	3,501,103	0.73%	18.68%
2011	0.00%	221,993	13.891692	3,083,858	0.69%	-2.23%
2010	0.00%	224,814	14.209081	3,194,400	0.07%	8.80%
2009	0.00%	573	13.059893	7,483	0.25%	30.60%	5/1/2009
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2012	0.00%	68,585	10.480208	718,785	2.85%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2012	0.00%	82,747	10.318307	853,809	3.03%	3.18%	5/1/2012
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2012	0.00%	67,377	10.393923	700,311	2.06%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2012	0.00%	71,938	10.223989	735,493	2.71%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2012	0.00%	493,352	10.352458	5,107,406	2.43%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2012	0.00%	479,702	10.441771	5,008,938	3.48%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2012	0.00%	14,656	10.282822	150,705	2.68%	2.83%	5/1/2012
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.00%	51,280	14.513999	744,278	2.53%	19.56%
2011	0.00%	51,221	12.139096	621,777	2.61%	-12.43%
2010	0.00%	60,073	13.861453	832,699	2.01%	6.35%
2009	0.00%	67,086	13.034354	874,423	0.38%	30.34%	5/1/2009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.00%	64,080	$13.069162	$837,472	1.28%	18.46%
2011	0.00%	66,544	11.032149	734,123	1.34%	-2.32%
2010	0.00%	61,272	11.294732	692,051	1.57%	15.77%
2009	0.00%	45,596	9.756035	444,836	1.26%	28.55%
2008	0.00%	48,218	7.589375	365,944	2.03%	-36.99%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.00%	324,894	11.860098	3,853,275	1.14%	15.79%
2011	0.00%	291,930	10.243095	2,990,267	0.92%	6.50%
2010	0.00%	235,145	9.617905	2,261,602	2.04%	30.18%
2009	0.00%	132,893	7.388147	981,833	2.24%	30.84%
2008	0.00%	4,089	5.646840	23,089	5.01%	-43.53%	5/1/2008
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.00%	101,925	12.351287	1,258,905	0.55%	18.75%
2011	0.00%	90,310	10.401302	939,342	0.46%	-8.39%
2010	0.00%	64,559	11.353901	732,996	0.37%	26.91%
2009	0.00%	12,003	8.946607	107,386	1.11%	42.86%
2008	0.00%	3,021	6.262626	18,919	0.00%	-37.37%	5/1/2008
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.00%	65,923	15.456223	1,018,921	2.37%	7.39%
2011	0.00%	67,889	14.393172	977,138	3.78%	11.74%
2010	0.00%	35,291	12.880459	454,564	1.59%	5.12%
2009	0.00%	18,947	12.253214	232,162	1.94%	10.21%
2008	0.00%	10,488	11.117573	116,602	4.01%	-1.59%
VP International Fund - Class III (ACVI3)
2008	0.00%	1,080	9.507294	10,268	0.57%	-44.82%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.00%	105,555	18.021035	1,902,210	2.04%	16.33%
2011	0.00%	98,933	15.491583	1,532,629	1.36%	-0.69%
2010	0.00%	86,985	15.599747	1,356,944	2.48%	19.25%
2009	0.00%	41,747	13.081223	546,102	3.89%	29.94%
2008	0.00%	29,645	10.066767	298,427	0.09%	-24.35%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	4,365	7.124413	31,098	0.00%	-41.48%
VP Value Fund - Class I (ACVV)
2009	0.00%	102,102	10.532686	1,075,408	5.42%	19.86%
2008	0.00%	85,421	8.787234	750,615	2.28%	-26.78%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	12,491	8.973691	112,091	0.00%	-48.62%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.00%	148,982	15.918768	2,371,610	0.39%	15.74%
2011	0.00%	104,318	13.753744	1,434,763	0.54%	0.56%
2010	0.00%	80,099	13.676760	1,095,495	0.49%	25.83%
2009	0.00%	50,580	10.869560	549,782	1.97%	25.03%
2008	0.00%	28,168	8.693766	244,886	0.72%	-30.91%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.00%	64,464	15.681894	1,010,918	3.54%	10.43%
2011	0.00%	33,998	14.200755	482,797	1.31%	9.01%
2010	0.00%	14,077	13.026837	183,379	0.89%	15.32%
2009	0.00%	3,682	11.296583	41,594	0.34%	22.56%
2008	0.00%	3,901	9.217282	35,957	1.89%	-29.55%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.00%	3,990	15.102866	60,260	3.95%	9.72%
2011	0.00%	4,486	13.764662	61,748	5.84%	2.27%
2010	0.00%	10,068	13.458845	135,504	4.50%	8.50%
2009	0.00%	7,208	12.403996	89,408	5.18%	20.43%
2008	0.00%	3,785	10.299392	38,983	4.57%	-7.29%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund Portfolio - Service Class (FCS)
2009	0.00%	219,138	$12.074163	$2,645,908	1.46%	35.66%
2008	0.00%	209,580	8.899992	1,865,261	0.98%	-42.61%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.00%	209,550	18.272664	3,829,037	0.90%	4.73%
2011	0.00%	155,382	17.446617	2,710,890	1.00%	-5.20%
2010	0.00%	96,805	18.403422	1,781,543	0.45%	19.16%
2009	0.00%	91,096	15.444750	1,406,955	0.36%	47.57%
2008	0.00%	41,466	10.465765	433,974	0.00%	-54.40%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.00%	207,000	13.235742	2,739,799	3.61%	17.19%
2011	0.00%	140,019	11.294505	1,581,445	2.72%	0.86%
2010	0.00%	111,065	11.198307	1,243,740	2.06%	15.09%
2009	0.00%	85,940	9.730256	836,218	2.60%	30.03%
2008	0.00%	50,518	7.482988	378,026	3.10%	-42.70%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.00%	45,496	15.052634	684,835	2.25%	11.69%
2011	0.00%	29,950	13.477731	403,658	2.38%	-0.28%
2010	0.00%	17,629	13.516167	238,277	4.49%	12.74%
2009	0.00%	3,354	11.989176	40,212	4.71%	24.15%
2008	0.00%	2,564	9.656832	24,761	3.12%	-25.08%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.00%	104,144	15.209948	1,584,025	2.10%	13.19%
2011	0.00%	79,227	13.437783	1,064,635	2.17%	-1.12%
2010	0.00%	62,287	13.590648	846,521	2.73%	14.52%
2009	0.00%	38,779	11.867504	460,210	4.18%	28.78%
2008	0.00%	25,258	9.215628	232,769	2.97%	-32.71%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.00%	284,545	15.121452	4,302,734	2.24%	15.48%
2011	0.00%	233,843	13.094199	3,061,987	2.18%	-2.70%
2010	0.00%	192,800	13.457007	2,594,511	2.86%	16.00%
2009	0.00%	63,273	11.600974	734,028	2.94%	31.40%
2008	0.00%	36,079	8.828445	318,522	2.95%	-38.08%
VIP Growth Portfolio - Service Class (FGS)
2012	0.00%	166,338	14.032884	2,334,202	0.50%	14.54%
2011	0.00%	167,714	12.250993	2,054,663	0.29%	0.14%
2010	0.00%	143,625	12.233728	1,757,069	0.20%	24.06%
2009	0.00%	118,780	9.861487	1,171,347	0.35%	28.15%
2008	0.00%	114,992	7.695394	884,910	0.80%	-47.23%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.00%	233,628	15.123559	3,533,287	2.56%	5.77%
2011	0.00%	185,083	14.298667	2,646,440	3.31%	7.21%
2010	0.00%	181,403	13.337306	2,419,427	3.61%	7.68%
2009	0.00%	139,164	12.386163	1,723,708	9.17%	15.67%
2008	0.00%	99,043	10.707897	1,060,542	3.42%	-3.35%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.00%	264,029	17.508699	4,622,804	0.55%	14.75%
2011	0.00%	250,328	15.258073	3,819,523	0.16%	-10.72%
2010	0.00%	203,373	17.089422	3,475,527	0.30%	28.70%
2009	0.00%	151,478	13.278281	2,011,367	0.69%	40.01%
2008	0.00%	101,995	9.483511	967,271	0.40%	-39.51%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.00%	101,255	13.836689	1,401,034	1.93%	20.67%
2011	0.00%	102,506	11.466618	1,175,397	1.34%	-17.30%
2010	0.00%	96,609	13.865532	1,339,535	1.35%	13.01%
2009	0.00%	122,463	12.269434	1,502,552	2.41%	26.49%
2008	0.00%	111,554	9.699843	1,082,056	2.93%	-43.88%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.00%	1,114	$14.875151	$16,571	0.47%	27.10%
2011	0.00%	1,453	11.703406	17,005	0.91%	-8.85%
2010	0.00%	1,624	12.839377	20,851	0.23%	26.45%
2009	0.00%	4,609	10.153436	46,797	0.56%	57.40%
2008	0.00%	3,737	6.450849	24,107	0.86%	-51.17%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.00%	63,064	14.425332	909,719	6.34%	12.65%
2011	0.00%	76,362	12.805162	977,828	5.46%	2.38%
2010	0.00%	50,753	12.507001	634,768	6.68%	12.67%
2009	0.00%	27,785	11.100337	308,423	7.57%	35.59%
2008	0.00%	19,057	8.186428	156,008	5.03%	-29.66%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2012	0.00%	2,903	14.931124	43,345	1.79%	12.18%
2011	0.00%	3,610	13.310500	48,051	1.74%	6.29%
2010	0.00%	3,873	12.522488	48,500	1.82%	20.94%
2009	0.00%	3,804	10.354358	39,388	1.76%	17.67%
2008	0.00%	4,380	8.799201	38,541	2.12%	-26.94%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2012	0.00%	158,909	16.378036	2,602,617	1.01%	18.75%
2011	0.00%	142,501	13.791811	1,965,347	0.86%	-3.53%
2010	0.00%	151,664	14.296027	2,168,193	0.92%	28.49%
2009	0.00%	131,306	11.126242	1,460,942	1.49%	29.54%
2008	0.00%	63,876	8.588732	548,614	1.42%	-32.87%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.00%	33,786	19.307248	652,315	1.41%	13.16%
2011	0.00%	32,654	17.062376	557,155	0.91%	-15.86%
2010	0.00%	33,975	20.278309	688,956	1.73%	17.51%
2009	0.00%	39,603	17.256364	683,404	3.61%	72.63%
2008	0.00%	30,241	9.996007	302,289	2.77%	-52.67%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.00%	30,190	14.829007	447,688	2.98%	18.30%
2011	0.00%	31,393	12.534749	393,503	1.69%	-10.68%
2010	0.00%	31,120	14.033220	436,714	1.66%	8.41%
2009	0.00%	32,215	12.945045	417,025	5.15%	37.20%
2008	0.00%	73,691	9.435374	695,303	2.53%	-40.39%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.00%	122,910	20.367363	2,503,353	6.60%	15.06%
2011	0.00%	116,885	17.701343	2,069,021	5.69%	-0.83%
2010	0.00%	51,427	17.849519	917,947	1.21%	14.38%
2009	0.00%	24,758	15.605635	386,364	16.16%	18.69%
2008	0.00%	18,407	13.148675	242,030	3.23%	6.21%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.00%	110,914	10.854248	1,203,888	2.99%	15.33%
2011	0.00%	135,719	9.411247	1,277,285	0.01%	-1.54%
2010	0.00%	96,251	9.558606	920,025	3.75%	10.25%
2009	0.00%	27,625	8.669683	239,500	3.21%	30.25%
2008	0.00%	10,079	6.656135	67,088	3.14%	-33.44%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.00%	56,081	12.010417	673,556	2.97%	4.61%
2011	0.00%	52,488	11.481642	602,648	3.30%	0.29%
2010	0.00%	46,253	11.448574	529,531	5.59%	5.29%
2009	0.00%	30,096	10.873885	327,260	6.92%	13.33%
2008	0.00%	43,351	9.595209	415,961	4.96%	-13.43%
International Portfolio - S Class Shares (AMINS)
2008	0.00%	25,895	8.019658	207,668	0.00%	-46.44%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.00%	26,414	7.206627	190,356	1.04%	-45.95%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small - Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.00%	1,467	$10.686505	$15,677	0.00%	8.82%
2011	0.00%	2,090	9.820243	20,524	0.00%	-1.06%
2010	0.00%	1,901	9.925489	18,868	0.00%	19.61%
2009	0.00%	2,205	8.298232	18,298	0.00%	22.75%
2008	0.00%	2,561	6.760031	17,312	0.00%	-39.47%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.00%	10,873	14.229173	154,714	0.23%	10.98%
2011	0.00%	10,926	12.821427	140,087	0.32%	-3.08%
2010	0.00%	12,033	13.228911	159,183	0.02%	22.85%
2009	0.00%	61,680	10.767989	664,170	2.26%	31.43%
2008	0.00%	54,272	8.193158	444,659	1.36%	-39.44%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	27,288	10.376282	283,148	0.27%	44.52%
2008	0.00%	23,978	7.179944	172,160	0.13%	-45.52%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.00%	76,759	16.261792	1,248,239	2.04%	21.23%
2011	0.00%	67,220	13.414448	901,719	1.17%	-8.27%
2010	0.00%	57,376	14.623513	839,039	1.30%	15.97%
2009	0.00%	48,626	12.609317	613,141	2.01%	39.70%
2008	0.00%	33,763	9.026171	304,751	1.35%	-40.19%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.00%	65,549	13.818055	905,760	0.95%	16.87%
2011	0.00%	66,235	11.823344	783,119	0.87%	-0.01%
2010	0.00%	78,508	11.825046	928,361	1.11%	16.11%
2009	0.00%	89,913	10.184591	915,727	1.63%	28.29%
2008	0.00%	82,941	7.938976	658,467	1.29%	-38.47%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.00%	65,423	15.775303	1,032,068	0.58%	17.99%
2011	0.00%	55,965	13.370383	748,273	0.44%	-2.21%
2010	0.00%	34,302	13.672847	469,006	0.48%	23.41%
2009	0.00%	49,035	11.079617	543,289	1.09%	37.20%
2008	0.00%	58,050	8.075736	468,796	0.47%	-37.83%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.00%	11,313	10.179532	115,161	0.00%	1.80%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2012	0.00%	3,907	10.721257	41,888	5.97%	7.21%	5/1/2012
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2012	0.00%	66,644	13.744711	916,003	5.46%	5.50%
2011	0.00%	62,395	13.028098	812,888	2.01%	8.52%
2010	0.00%	36,138	12.004915	433,834	1.40%	9.48%
2009	0.00%	6,424	10.965488	70,442	0.26%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.00%	197,839	12.447911	2,462,682	1.88%	5.86%
2011	0.00%	137,574	11.759209	1,617,761	1.68%	1.11%
2010	0.00%	112,919	11.630295	1,313,281	1.76%	5.29%
2009	0.00%	26,072	11.045905	287,989	1.51%	10.46%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.00%	100,954	11.078738	1,118,443	2.52%	9.60%
2011	0.00%	34,195	10.108298	345,653	1.64%	1.08%	4/29/2011
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.00%	2,248	9.750071	21,918	0.00%	-2.50%	4/27/2012
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2008	0.00%	8,367	5.937752	49,681	0.91%	-51.77%
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
2012	0.00%	2,828	10.059945	28,450	0.05%	0.60%	5/1/2012

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	14	$13.304880	$186	0.00%	1.36%
2010	0.00%	14	13.126208	184	0.00%	16.00%
2009	0.00%	34,091	11.315697	385,763	0.00%	41.79%
2008	0.00%	73,411	7.980543	585,859	0.15%	-42.65%
Equity Income Portfolio - II (TREI2)
2009	0.00%	36,899	10.380043	383,013	1.82%	25.25%
2008	0.00%	32,472	8.287351	269,107	2.35%	-36.26%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	66,964	10.977649	735,107	0.51%	9.78%	5/1/2012
Health Sciences Portfolio - II (TRHS2)
2012	0.00%	46,191	15.380592	710,445	0.00%	31.00%
2011	0.00%	22,768	11.741045	267,320	0.00%	10.39%
2010	0.00%	1,253	10.636434	13,327	0.00%	6.36%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	5,231	11.230967	58,749	3.64%	1.31%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.00%	162,561	9.821731	1,596,630	0.66%	-1.78%	4/30/2012
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.00%	555,210	11.457862	6,361,520	1.07%	19.18%
2011	0.00%	432,850	9.614262	4,161,533	0.94%	-7.21%
2010	0.00%	322,433	10.360806	3,340,666	1.01%	8.67%
2009	0.00%	94,099	9.533783	897,119	0.14%	25.05%
2008	0.00%	6,405	7.624275	48,833	0.96%	-23.76%	7/25/2008
Variable Insurance Portfolios - Balanced (WRBP)
2012	0.00%	11,437	12.884509	147,360	1.59%	11.74%
2011	0.00%	10,293	11.530280	118,681	1.51%	3.31%
2010	0.00%	6,810	11.160539	76,003	1.86%	17.11%
2009	0.00%	2,569	9.530163	24,483	0.90%	13.23%
2008	0.00%	3	8.416983	25	0.00%	-15.83%	7/25/2008
Variable Insurance Portfolios - Bond (WRBDP)
2012	0.00%	46,221	13.158067	608,179	3.06%	5.78%
2011	0.00%	44,338	12.439097	551,525	2.65%	7.31%
2010	0.00%	25,441	11.592060	294,914	2.78%	6.04%
2009	0.00%	10,627	10.931821	116,172	1.83%	7.16%
2008	0.00%	2,000	10.201066	20,402	0.13%	2.01%	7/25/2008
Variable Insurance Portfolios - Core Equity (WRCEP)
2012	0.00%	30,575	13.213109	403,991	0.57%	18.60%
2011	0.00%	26,876	11.140721	299,418	0.36%	1.66%
2010	0.00%	19,900	10.958527	218,075	0.91%	20.89%
2009	0.00%	7,675	9.064570	69,571	0.65%	24.02%
2008	0.00%	1,458	7.308863	10,656	0.24%	-26.91%	7/25/2008
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2012	0.00%	37,979	10.837657	411,603	1.02%	13.18%
2011	0.00%	31,275	9.575854	299,485	0.99%	-4.69%
2010	0.00%	21,311	10.047011	214,112	0.98%	16.37%
2009	0.00%	12,273	8.633605	105,960	0.58%	17.88%
2008	0.00%	1,581	7.323854	11,579	0.11%	-26.76%	7/25/2008
Variable Insurance Portfolios - Energy (WRENG)
2012	0.00%	20,080	8.675429	174,203	0.00%	1.38%
2011	0.00%	16,741	8.557685	143,264	0.00%	-9.08%
2010	0.00%	10,177	9.412267	95,789	0.26%	21.96%
2009	0.00%	4,780	7.717746	36,891	0.00%	40.48%
2008	0.00%	77	5.493770	423	0.29%	-45.06%	7/25/2008
Variable Insurance Portfolios - Global Bond (WRGBP)
2012	0.00%	1,475	10.579608	15,605	4.19%	6.41%
2011	0.00%	209	9.942236	2,078	2.54%	-0.58%	5/2/2011

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2012	0.00%	67,369	$6.820009	$459,457	0.00%	1.88%
2011	0.00%	53,476	6.693839	357,960	0.00%	-21.45%
2010	0.00%	37,409	8.521264	318,772	0.00%	17.06%
2009	0.00%	20,574	7.279176	149,762	0.00%	73.64%
2008	0.00%	4,390	4.192055	18,403	5.19%	-58.08%	7/25/2008
Variable Insurance Portfolios - Growth (WRGP)
2012	0.00%	27,890	11.672462	325,545	0.06%	12.74%
2011	0.00%	22,699	10.353045	235,004	0.38%	2.12%
2010	0.00%	15,030	10.137791	152,371	0.54%	12.58%
2009	0.00%	7,390	9.004979	66,547	0.26%	27.07%
2008	0.00%	1,331	7.086429	9,432	0.00%	-29.14%	7/25/2008
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.00%	60,663	16.825504	1,020,686	4.88%	18.64%
2011	0.00%	33,773	14.181907	478,966	7.39%	5.26%
2010	0.00%	23,825	13.473317	321,002	6.56%	14.86%
2009	0.00%	8,647	11.730371	101,433	4.75%	46.42%
2008	0.00%	2,010	8.011550	16,103	1.43%	-19.88%	7/25/2008
Variable Insurance Portfolios - International Growth (WRIP)
2012	0.00%	30,222	10.798303	326,346	1.86%	18.05%
2011	0.00%	26,355	9.147083	241,071	0.40%	-7.32%
2010	0.00%	18,448	9.869648	182,075	0.91%	14.79%
2009	0.00%	9,348	8.598329	80,377	0.80%	26.89%
2008	0.00%	2,086	6.776160	14,135	0.58%	-32.24%	7/25/2008
Variable Insurance Portfolios - International Core Equity (WRI2P)
2012	0.00%	25,325	10.625791	269,098	2.23%	13.33%
2011	0.00%	20,198	9.376216	189,381	1.51%	-13.88%
2010	0.00%	11,781	10.887910	128,270	1.16%	14.09%
2009	0.00%	6,214	9.543084	59,301	2.44%	36.97%
2008	0.00%	733	6.967466	5,107	0.82%	-30.33%	7/25/2008
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2012	0.00%	371	10.558809	3,917	4.82%	3.37%
2011	0.00%	280	10.214380	2,860	1.35%	2.14%	5/2/2011
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2012	0.00%	11,883	12.738305	151,369	0.00%	11.84%
2011	0.00%	11,165	11.389527	127,164	0.00%	-7.01%
2010	0.00%	5,677	12.248345	69,534	0.00%	40.85%
2009	0.00%	3,588	8.695716	31,200	0.00%	41.29%
2008	0.00%	3	6.154606	18	0.00%	-38.45%	7/25/2008
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.00%	22,045	15.937035	351,332	0.00%	13.56%
2011	0.00%	16,798	14.033982	235,743	0.01%	-0.56%
2010	0.00%	8,350	14.112979	117,843	0.03%	31.56%
2009	0.00%	3,952	10.727709	42,396	0.00%	46.66%
2008	0.00%	104	7.314577	761	0.00%	-26.85%	7/25/2008
Variable Insurance Portfolios - Money Market (WRMMP)
2012	0.00%	14,133	10.183309	143,921	0.02%	0.02%
2011	0.00%	24,608	10.181228	250,540	0.02%	0.02%
2010	0.00%	14,780	10.179140	150,448	0.08%	0.08%
2009	0.00%	19,956	10.171477	202,982	0.78%	1.02%
2008	0.00%	9,084	10.068911	91,466	0.15%	0.69%	7/25/2008
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2012	0.00%	40,847	12.014045	490,738	0.88%	12.18%
2011	0.00%	32,692	10.709183	350,105	1.14%	-4.15%
2010	0.00%	21,892	11.173084	244,601	1.08%	15.53%
2009	0.00%	10,521	9.671369	101,752	0.24%	23.32%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2012	0.00%	27,757	$11.963796	$332,079	0.87%	6.95%
2011	0.00%	21,691	11.186358	242,643	0.65%	0.75%
2010	0.00%	8,520	11.103054	94,598	0.41%	9.38%
2009	0.00%	615	10.151169	6,243	0.03%	12.95%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2012	0.00%	161,633	12.076585	1,951,975	0.90%	9.53%
2011	0.00%	133,499	11.025710	1,471,921	0.99%	-1.46%
2010	0.00%	79,043	11.189027	884,414	0.64%	12.63%
2009	0.00%	41,362	9.934421	410,908	0.19%	17.95%
2008	0.00%	4,780	8.422293	40,259	0.00%	-15.78%	7/25/2008
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2012	0.00%	181,186	12.088618	2,190,288	0.75%	10.82%
2011	0.00%	145,920	10.908819	1,591,815	0.77%	-3.02%
2010	0.00%	83,892	11.248161	943,631	0.73%	14.46%
2009	0.00%	50,451	9.826989	495,781	0.18%	20.70%
2008	0.00%	9,522	8.141331	77,522	0.00%	-18.59%	7/25/2008
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2012	0.00%	21,739	12.063812	262,255	0.87%	8.41%
2011	0.00%	15,092	11.127860	167,942	0.98%	0.00%
2010	0.00%	4,973	11.128058	55,340	0.87%	10.97%
2009	0.00%	982	10.028059	9,848	0.00%	15.12%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.00%	11,755	12.795640	150,413	0.76%	17.72%
2011	0.00%	10,913	10.869843	118,623	0.71%	5.01%
2010	0.00%	4,581	10.351416	47,420	1.61%	28.51%
2009	0.00%	2,749	8.055120	22,144	2.30%	23.62%
2008	0.00%	412	6.515876	2,685	1.94%	-34.84%	7/25/2008
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	0.00%	45,799	14.464041	662,439	0.00%	27.83%
2011	0.00%	36,686	11.315053	415,104	0.00%	-5.77%
2010	0.00%	27,320	12.007564	328,047	0.00%	12.75%
2009	0.00%	12,301	10.649440	130,999	0.00%	43.84%
2008	0.00%	231	7.403637	1,710	0.00%	-25.96%	7/25/2008
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	0.00%	18,864	11.656224	219,883	0.00%	5.16%
2011	0.00%	15,955	11.083753	176,841	0.00%	-10.60%
2010	0.00%	11,308	12.398273	140,200	0.00%	28.85%
2009	0.00%	6,068	9.622434	58,389	0.16%	34.72%
2008	0.00%	231	7.142413	1,650	0.00%	-28.58%	7/25/2008
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2012	0.00%	13,416	13.461143	180,595	0.41%	18.63%
2011	0.00%	11,213	11.346891	127,233	0.48%	-12.79%
2010	0.00%	11,553	13.010697	150,313	0.06%	26.41%
2009	0.00%	5,551	10.292224	57,132	0.00%	29.15%
2008	0.00%	144	7.969357	1,148	0.25%	-20.31%	7/25/2008
Variable Insurance Portfolios - Value (WRVP)
2012	0.00%	9,976	12.902542	128,716	1.28%	18.88%
2011	0.00%	7,479	10.853362	81,172	0.74%	-7.32%
2010	0.00%	5,245	11.710184	61,420	0.82%	18.71%
2009	0.00%	2,895	9.864810	28,559	1.69%	26.64%
2008	0.00%	261	7.789549	2,033	0.34%	-22.10%	7/25/2008
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.00%	34,776	17.223573	598,967	0.00%	7.87%
2011	0.00%	23,838	15.966729	380,615	0.00%	-4.60%
2010	0.00%	17,571	16.735960	294,068	0.00%	26.77%
2009	0.00%	1,548	13.201660	20,436	0.00%	32.02%	5/1/2009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	22,379	$10.352942	$231,688	0.00%	-8.81%
2010	0.00%	1,811	11.352948	20,560	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	312,148	10.783470	3,366,039	0.39%	-32.33%
2010	0.00%	226,274	15.936367	3,605,986	0.56%	25.03%
2009	0.00%	171,108	12.746144	2,180,967	0.42%	79.07%
2008	0.00%	113,377	7.117893	807,004	2.70%	-52.21%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	2,273	9.768863	22,205	0.14%	-7.91%
2010	0.00%	2,174	10.607978	23,062	0.75%	15.49%
2009	0.00%	2,421	9.185296	22,238	0.62%	21.08%
2008	0.00%	2,205	7.586238	16,728	0.00%	-42.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	6,940	11.911516	82,666	0.00%	-7.16%
2010	0.00%	7,294	12.830002	93,582	0.00%	18.78%
2009	0.00%	12,509	10.801700	135,118	0.00%	42.37%
2008	0.00%	7,496	7.587025	56,873	0.00%	-47.03%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.00%	69,734	9.962653	694,736	0.49%	-16.40%
2010	0.00%	15,955	11.916501	190,128	0.00%	19.17%	5/3/2010
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	4,465	12.359941	55,187	6.41%	8.24%
2009	0.00%	2,428	11.419071	27,726	8.59%	14.19%	5/1/2009
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	670	14.935320	10,007	1.36%	11.36%
2009	0.00%	83	13.411529	1,113	0.63%	34.12%	5/1/2009
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	27,428	2.908819	79,783	8.50%	-1.88%
2010	0.00%	25,362	2.964546	75,187	6.29%	14.68%
2009	0.00%	46,755	2.584961	120,860	0.00%	26.75%
2008	0.00%	6,619	2.039384	13,499	5.41%	-78.89%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	378	3.367180	1,273	9.33%	-2.34%
2010	0.00%	439	3.447769	1,514	6.37%	14.81%
2009	0.00%	700	3.002931	2,102	0.00%	25.32%
2008	0.00%	873	2.396292	2,092	7.99%	-78.67%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.00%	433	10.127592	4,385	1.22%	8.37%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.00%	3,769	6.408647	24,154	0.69%	-36.24%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	4,486	10.283025	46,130	1.42%	1.28%
2008	0.00%	4,736	10.152569	48,083	1.09%	-0.86%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	8,633	11.124833	96,041	0.27%	19.11%
2008	0.00%	7,323	9.339799	68,396	0.32%	-25.23%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,365	7.252787	517,595	0.00%	-46.11%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	15,818	12.888766	203,875	0.00%	52.44%
2008	0.00%	9,743	8.454726	82,374	0.00%	-48.59%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	10,026	$10.684702	$107,125	0.00%	25.84%
2008	0.00%	6,995	8.490774	59,393	0.00%	-41.29%

2012	Contract owners equity:				$236,930,965
2011	Contract owners equity:				$168,673,454
2010	Contract owners equity:				$130,554,358
2009	Contract owners equity:				$77,699,179
2008	Contract owners equity:				$38,340,805

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life and Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life and Annuity Insurance Company and subsidiary (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company and subsidiary as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP
Columbus, Ohio March 20, 2013

1

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$206.1	$169.2	$158.8
Premiums	97.1	80.7	46.9
Net investment income	116.6	103.1	87.1
Net realized investment gains	2.0	14.9	6.9
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(6.4)	(7.4)	(34.8)
Non-credit portion of loss recognized in other comprehensive income	3.9	2.7	12.5

Net other-than-temporary impairment losses recognized in earnings	(2.5)	(4.7)	(22.3)

Total revenues	$419.3	$363.2	$277.4

Benefits and expenses
Interest credited to policyholder account values	$38.4	$36.7	$34.9
Benefits and claims	155.7	164.0	109.9
Amortization of deferred policy acquisition costs	55.3	1.0	17.5
Interest expense	9.6	8.7	—
Other expenses, net of deferrals	104.5	83.6	75.2

Total benefits and expenses	$363.5	$294.0	$237.5

Income before federal income tax expense	$55.8	$69.2	$39.9
Federal income tax expense	17.9	22.0	13.2

Net income	$37.9	$47.2	$26.7

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Comprehensive Income

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income	$37.9	$47.2	$26.7

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	74.9	26.0	50.5
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(0.1)	0.1	1.5

Total other comprehensive income, net of tax	$74.8	$26.1	$52.0

Total comprehensive income	$112.7	$73.3	$78.7

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$5,006.3	$4,088.5
Equity securities, available-for-sale	2.1	2.4
Mortgage loans, net of allowance	524.3	485.2
Short-term investments	69.2	64.8
Policy loans	30.6	26.5

Total investments	$5,632.5	$4,667.4
Cash and cash equivalents	11.4	11.6
Accrued investment income	55.3	48.7
Deferred policy acquisition costs	414.8	397.8
Value of business acquired	17.0	19.0
Other assets	503.0	477.2
Separate account assets	1,175.5	1,158.3

Total assets	$7,809.5	$6,780.0

Liabilities and Shareholder’s Equity
Liabilities
Future policy benefits and claims	$5,006.5	$4,271.3
Long-term debt	296.6	285.1
Other liabilities	331.0	228.1
Separate account liabilities	1,175.5	1,158.3

Total liabilities	$6,809.6	$5,942.8

Shareholder’s equity
Common stock ($40 par value; authorized, issued and outstanding - 66,000 shares)	$2.6	$2.6
Additional paid-in capital	607.9	557.9
Retained earnings	248.4	210.5
Accumulated other comprehensive income	141.0	66.2

Total shareholder’s equity	$999.9	$837.2

Total liabilities and shareholder’s equity	$7,809.5	$6,780.0

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2009	$2.6	$457.9	$204.0	$(12.3)	$652.2
Cumulative effect of adoption of accounting principle	—	—	(67.4)	0.4	(67.0)

Adjusted Balance as of December 31, 2009	$2.6	$457.9	$136.6	$(11.9)	$585.2
Comprehensive income:
Net income	—	—	26.7	—	26.7
Other comprehensive income	—	—	—	52.0	52.0

Total comprehensive income	—	—	26.7	52.0	78.7

Balance as of December 31, 2010	$2.6	$457.9	$163.3	$40.1	$663.9
Capital contributions from Nationwide Life
Insurance Company	—	100.0	—	—	100.0
Comprehensive income:
Net income	—	—	47.2	—	47.2
Other comprehensive income	—	—	—	26.1	26.1

Total comprehensive income	—	—	47.2	26.1	73.3

Balance as of December 31, 2011	$2.6	$557.9	$210.5	$66.2	$837.2
Capital contributions from Nationwide Life
Insurance Company	—	50.0	—	—	50.0
Comprehensive income:
Net income	—	—	37.9	—	37.9
Other comprehensive income	—	—	—	74.8	74.8

Total comprehensive income	—	—	37.9	74.8	112.7

Balance as of December 31, 2012	$2.6	$607.9	$248.4	$141.0	$999.9

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income	$37.9	$47.2	$26.7
Adjustments to net income:
Net realized investment gains	(2.0)	(14.9)	(6.9)
Net other-than-temporary impairment losses recognized in earnings	2.5	4.7	22.3
Interest credited to policyholder account values	38.4	36.7	34.9
Capitalization of deferred policy acquisition costs	(110.4)	(97.0)	(121.4)
Amortization of deferred policy acquisition costs	55.3	1.0	17.5
Amortization and depreciation	14.3	9.1	9.3
Deferred tax expense	55.8	32.1	53.9
Changes in:
Policy liabilities	(182.0)	(145.1)	(176.5)
Other, net	(32.3)	(0.9)	(24.8)

Net cash used in operating activities	$(122.5)	$(127.1)	$(165.0)

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$381.2	$346.5	$388.2
Proceeds from sales of available-for-sale securities	119.6	321.6	211.8
Purchases of available-for-sale securities	(1,279.4)	(1,309.1)	(880.3)
Proceeds from repayments of mortgage loans	107.9	153.0	151.6
Issuance and purchases of mortgage loans	(146.2)	(88.3)	(51.1)
Net (increase) decrease in short-term investments	(4.4)	142.7	(31.2)
Collateral (paid) received, net	(13.7)	(80.2)	93.8
Other, net	(3.2)	(1.4)	(4.0)

Net cash used in investing activities	$(838.2)	$(515.2)	$(121.2)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	$11.5	$13.1	$272.0
Cash contributed by Nationwide Life Insurance Company	50.0	100.0	—
Investment and universal life insurance product deposits	1,078.8	404.0	486.9
Investment and universal life insurance product withdrawals	(182.8)	(167.2)	(162.8)
Other, net	3.0	(2.1)	(5.8)

Net cash provided by financing activities	$960.5	$347.8	$590.3

Net (decrease) increase in cash and cash equivalents	$(0.2)	$(294.5)	$304.1
Cash and cash equivalents, beginning of period	11.6	306.1	2.0

Cash and cash equivalents, end of period	$11.4	$11.6	$306.1

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC.

During 2010, NLAIC made capital contributions totaling $70.0 million to form Olentangy Reinsurance, LLC (“Olentangy”) as a Vermont-domiciled special purpose financial captive insurance company for the purpose of assuming certain universal life and term life insurance policies from NLAIC. Olentangy is a wholly-owned subsidiary of NLAIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the United States (“U.S.”). Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLAIC and Olentangy, the company in which NLAIC has a controlling financial interest. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges, and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company’s indexed universal life product represents an embedded derivative in universal life insurance contracts that are required to be separated from, and valued apart from, the host universal life insurance contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited to policyholder account values.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.0% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.2% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 89% and 82%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from net investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates and foreign currency. These derivative instruments primarily include interest rate swaps and cross-currency swaps. Indexed products offered by the Company require derivative accounting. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLAIC is included in the NLIC and subsidiaries consolidated federal income tax return, which is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) by NFS in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to , and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

14

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total shareholder’s equity of $67.0 million, net of taxes, as of December 31, 2009.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$4.1	$1.0	$3.1
Other expenses, net of deferrals	$43.3	$83.6	$(40.3)
Federal income tax expense	$35.0	$22.0	$13.0
Net income	$71.4	$47.2	$(24.2)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$24.8	$17.5	$7.3
Other expenses, net of deferrals	$35.1	$75.2	$(40.1)
Federal income tax expense	$24.7	$13.2	$11.5
Net income	$48.0	$26.7	$(21.3)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$549.2	$397.8	$(151.4)
Other liabilities[1]	$281.1	$228.1	$(53.0)
Retained earnings	$323.4	$210.5	$(112.9)
Accumulated other comprehensive income[2]	$51.7	$66.2	$14.5

[1]	Change relates to the Company’s net deferred tax liability position on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Subsequent Events

The Company evaluated subsequent events through March 20, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides two primary guarantee types: GMDB and GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$8.9	$92.4	$—	70	$9.0	$102.9	$0.2	69
Minimum return or anniversary contract value	62.1	488.8	10.3	68	62.1	523.8	32.5	68

Total GMDB	$71.0	$581.2	$10.3	69	$71.1	$626.7	$32.7	69
GMIB Minimum return or anniversary contract value	$1.3	$21.2	$—	65	$0.8	$24.1	$—	64

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

The Company’s reserve balances and paid claims for variable annuity contracts with guarantees were immaterial for the years ended December 31, 2012 and 2011.

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,	December 31,
(in millions)	2012	2011
Mutual funds:
Bond	$125.2	$138.7
Domestic equity	368.4	392.6
International equity	60.0	63.2

Total mutual funds	$553.6	$594.5
Money market funds	27.6	32.2

Total[1]	$581.2	$626.7

[1]

Excludes $594.3 million and $531.6 million as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no-lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $196.3 million and $147.1 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were $7.6 million and immaterial for the years ended December 31, 2012 and 2011, respectively.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$836.7	$34.2	$9,735.0	56
December 31, 2011	$698.3	$15.7	$7,206.1	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$397.8	$378.1	$313.3
Capitalization of DAC	110.4	97.0	121.4
Amortization of DAC, excluding unlocks	(39.4)	(20.1)	(29.5)
Amortization of DAC related to unlocks	(15.9)	19.1	12.0
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(38.1)	(76.3)	(39.1)

Balance at end of year	$414.8	$397.8	$378.1

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $15.9 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $19.1 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

Value of Business Acquired

The following table summarizes changes in the VOBA balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$19.0	$21.0	$24.6
Amortization of VOBA, excluding unlocks	(3.0)	(3.7)	(4.1)
Amortization of VOBA related to unlocks	1.0	1.7	0.5

Balance at end of year	$17.0	$19.0	$21.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.5% to 6.5%) is included in amortization and was $1.1 million, $1.1 million and $1.4 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $70.0 million and $69.9 million and accumulated amortization was $53.0 million and $50.9 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$2.2
2014	$1.5
2015	$1.2
2016	$1.1
2017	$1.0

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$26.4	$6.5	$—	$32.9
Obligations of states and political subdivisions	256.3	40.2	—	296.5
Corporate public securities	3,219.6	280.6	8.6	3,491.6
Corporate private securities	487.3	45.0	1.0	531.3
Residential mortgage-backed securities	447.9	18.9	10.3	456.5
Commercial mortgage-backed securities	63.8	8.1	—	71.9
Collateralized debt obligations	83.2	1.8	7.9	77.1
Other asset-backed securities	47.5	1.1	0.1	48.5

Total fixed maturity securities	$4,632.0	$402.2	$27.9	$5,006.3
Equity securities	2.0	0.1	—	2.1

Total available-for-sale securities	$4,634.0	$402.3	$27.9	$5,008.4

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$26.5	$5.7	$—	$32.2
Obligations of states and political subdivisions	221.8	22.0	—	243.8
Corporate public securities	2,478.6	197.3	17.1	2,658.8
Corporate private securities	455.1	35.1	2.7	487.5
Residential mortgage-backed securities	460.5	17.2	26.7	451.0
Commercial mortgage-backed securities	83.5	3.7	0.3	86.9
Collateralized debt obligations	84.5	0.9	11.6	73.8
Other asset-backed securities	54.2	0.9	0.6	54.5

Total fixed maturity securities	$3,864.7	$282.8	$59.0	$4,088.5
Equity securities	2.2	0.2	—	2.4

Total available-for-sale securities	$3,866.9	$283.0	$59.0	$4,090.9

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$269.7	$276.9
Due after one year through five years	1,550.0	1,653.0
Due after five years through ten years	1,257.1	1,359.9
Due after ten years	912.8	1,062.5

Subtotal	$3,989.6	$4,352.3
Residential mortgage-backed securities	447.9	456.5
Commercial mortgage-backed securities	63.8	71.9
Collateralized debt obligations	83.2	77.1
Other asset-backed securities	47.5	48.5

Total fixed maturity securities	$4,632.0	$5,006.3

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments and taxes	$374.4	$224.0
Adjustment to DAC[1]	(156.2)	(118.1)
Adjustment to future policy benefits and claims	1.1	(1.6)
Deferred federal income tax expense	(76.5)	(36.4)

Net unrealized gains on available-for-sale securities	$142.8	$67.9

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,	December 31,
(in millions)	2012	2011
Balance at beginning of year	$67.9	$41.9
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	141.1	118.8
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	7.8	1.3
Net adjustment to DAC[2]	(38.1)	(76.3)
Net adjustment to future policy benefits and claims	2.7	(0.1)
Related federal income tax expense	(39.6)	(15.4)

Change in unrealized gains on available-for-sale securities	$73.9	$28.3

Reclassification adjustment for net (losses) gains realized on available-for-sale securities, net of tax benefit (expense) ($0.5 and $(1.2) as of December 31, 2012 and 2011, respectively)	(1.0)	2.3

Change in net unrealized gains on available-for-sale securities	$74.9	$26.0

Balance at end of year	$142.8	$67.9

[1]	The non-credit portion of other-than-temporary impairments was $(3.8) million and $(11.6) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$223.9	$3.0	23	$38.1	$5.6	4	$262.0	$8.6	27
Residential mortgage-backed securities	14.1	0.5	1	108.4	9.8	52	122.5	10.3	53
Collateralized debt obligations	—	—	—	10.7	7.9	5	10.7	7.9	5
Other fixed maturity securities	31.6	0.2	4	21.5	0.9	6	53.1	1.1	10

Total	$269.6	$3.7	28	$178.7	$24.2	67	$448.3	$27.9	95

December 31, 2011
Fixed maturity securities:
Corporate public securities	$296.3	$9.5	63	$31.4	$7.6	13	$327.7	$17.1	76
Residential mortgage-backed securities	39.3	0.6	14	126.5	26.1	65	165.8	26.7	79
Collateralized debt obligations	39.5	0.5	4	7.7	11.1	5	47.2	11.6	9
Other fixed maturity securities	51.1	1.4	15	23.9	2.2	9	75.0	3.6	24

Total	$426.2	$12.0	96	$189.5	$47.0	92	$615.7	$59.0	188

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$3.7	$5.6	$9.3	$12.0	$12.1	$24.1
Less than 80.0%
Residential mortgage-backed securities	—	6.7	6.7	—	17.5	17.5
Collateralized debt obligations	—	6.9	6.9	—	11.1	11.1
Other	—	5.0	5.0	—	6.3	6.3

Total	$3.7	$24.2	$27.9	$12.0	$47.0	$59.0

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$524.7	$484.2
Loans with specific reserves	3.0	5.5

Total amortized cost	$527.7	$489.7
Valuation allowance:
Non-specific reserves	$2.9	$3.4
Specific reserves	0.5	1.1

Total valuation allowance	$3.4	$4.5

Mortgage loans, net of allowance	$524.3	$485.2

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$4.5	$13.2
Current period provision	0.2	3.6
Recoveries[1]	(0.8)	(3.7)
Charge offs and other	(0.5)	(8.6)

Balance at end of year	$3.4	$4.5

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$1.4	$—	$1.6	$—	$—	$3.0
Specific reserves	$(0.2)	$—	$(0.3)	$—	$—	$(0.5)

Carrying value of impaired mortgage loans, net of allowance	$1.2	$—	$1.3	$—	$—	$2.5

December 31, 2011
Amortized cost	$—	$—	$1.7	$—	$3.8	$5.5
Specific reserves	$—	$—	$(0.6)	$—	$(0.5)	$(1.1)

Carrying value of impaired mortgage loans, net of allowance	$—	$—	$1.1	$—	$3.3	$4.4

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$0.6	$—	$1.2	$—	$1.6	$3.4
Interest income recognized	$0.1	$—	$0.1	$—	$0.3	$0.5

December 31, 2011
Average recorded investment	$—	$4.2	$2.5	$2.0	$9.0	$17.7
Interest income recognized	$—	$0.7	$0.3	$—	$0.8	$1.8

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$114.2	$10.6	$4.2	$129.0	$128.7	$—	$0.3	$129.0
Warehouse	66.0	1.8	9.2	77.0	64.4	6.8	5.8	77.0
Office	81.4	12.5	2.5	96.4	85.3	0.1	11.0	96.4
Retail	162.9	41.1	5.3	209.3	203.7	2.2	3.4	209.3
Other	14.0	2.0	—	16.0	16.0	—	—	16.0

Total	$438.5	$68.0	$21.2	$527.7	$498.1	$9.1	$20.5	$527.7

Weighted-average DSC ratio	1.77	1.36	0.95	1.69	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	65%	85%	86%	66%

December 31, 2011:

Apartment	$76.7	$17.9	$0.9	$95.5	$95.1	$—	$0.4	$95.5
Warehouse	62.9	11.3	4.2	78.4	65.8	5.5	7.1	78.4
Office	90.1	4.3	3.4	97.8	90.2	3.9	3.7	97.8
Retail	170.8	13.7	7.4	191.9	181.6	4.7	5.6	191.9
Other	4.6	6.8	14.7	26.1	26.1	—	—	26.1

Total	$405.1	$54.0	$30.6	$489.7	$458.8	$14.1	$16.8	$489.7

Weighted-average DSC ratio	1.95	1.23	1.17	1.82	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	75%	85%	67%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $4.7 million and $18.1 million as of December 31, 2012 and 2011, respectively. The Company held $4.9 million and $18.5 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not hold any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit

Available-for-sale securities with a carrying value of $4.9 million and $5.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$203.0	$185.9	$175.6
Mortgage loans	30.5	32.2	35.8
Other	5.2	6.4	7.2

Gross investment income	$238.7	$224.5	$218.6

Investment expenses	6.4	4.9	5.9
Net investment income ceded (See Note 11)	115.7	116.5	125.6

Net investment income	$116.6	$103.1	$87.1

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

	December 31,	December 31,	December 31,
(in millions)	2012	2011	2010
Net derivative (losses) gains	$(0.2)	$5.9	$(0.9)
Realized gains on sales	2.9	10.2	11.4
Realized losses on sales	(1.1)	(2.7)	(3.2)
Other	0.4	1.5	(0.4)

Net realized investment gains	$2.0	$14.9	$6.9

Proceeds from the sale of available-for-sale securities were $119.6 million, $321.6 million and $211.8 million during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $2.9 million, $5.7 million and $11.1 million and gross losses of $1.0 million, $1.1 million and $1.0 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$7.2	$(3.9)	$3.3
Mortgage loans	(0.8)	—	(0.8)

Other-than-temporary impairment losses	$6.4	$(3.9)	$2.5

December 31, 2011
Fixed maturity securities	$3.7	$(2.7)	$1.0
Mortgage loans	3.7	—	3.7

Other-than-temporary impairment losses	$7.4	$(2.7)	$4.7

December 31, 2010
Fixed maturity securities	$23.9	$(12.5)	$11.4
Mortgage loans	10.9	—	10.9

Other-than-temporary impairment losses	$34.8	$(12.5)	$22.3

The following table summarizes cumulative credit losses, for the years ended:

	December 31,	December 31,	December 31,
(in millions)	2012	2011	2010
Cumulative credit loss at beginning of year[1]	$17.7	$26.4	$25.8
New credit losses	0.7	0.4	2.1
Incremental credit losses	1.5	0.6	9.1
Losses related to securities included in the beginning balance sold or paid down during the period	(5.9)	(9.7)	(10.6)

Cumulative credit loss at end of year[1]	$14.0	$17.7	$26.4

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$32.9	$—	$—	$32.9
Obligations of states and political subdivisions	—	296.5	—	296.5
Corporate public securities	0.9	3,490.7	—	3,491.6
Corporate private securities	—	458.8	72.5	531.3
Residential mortgage-backed securities	70.6	385.3	0.6	456.5
Commercial mortgage-backed securities	—	71.9	—	71.9
Collateralized debt obligations	—	—	77.1	77.1
Other asset-backed securities	—	48.5	—	48.5

Total fixed maturity securities at fair value	$104.4	$4,751.7	$150.2	$5,006.3
Equity securities	—	2.1	—	2.1
Short-term investments	12.2	57.0	—	69.2

Total other investments at fair value	$12.2	$59.1	$—	$71.3

Investments at fair value	$116.6	$4,810.8	$150.2	$5,077.6

Derivative assets[1]	—	0.3	—	0.3
Separate account assets	1,175.5	—	—	1,175.5

Assets at fair value	$1,292.1	$4,811.1	$150.2	$6,253.4

Liabilities
Future policy benefits and claims	$—	$—	$(24.1)	$(24.1)
Derivative liabilities[1]	—	(2.8)	—	(2.8)

Liabilities at fair value	$—	$(2.8)	$(24.1)	$(26.9)

[1]	The notional amounts related to the derivative assets and liabilities outstanding were $3.0 million and $6.0 million as of December 31, 2012, respectively.

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$112.5	$(1.0)	$2.4	$4.8	$(28.7)	$1.9	$(19.4)	$72.5
Collateralized debt obligations	73.8	0.9	4.5	5.8	(7.9)	—	—	77.1
Other fixed maturity securities	0.2	—	—	—	(0.2)	0.6	—	0.6

Assets at fair value[2]	$186.5	$(0.1)	$6.9	$10.6	$(36.8)	$2.5	$(19.4)	$150.2

Liabilities
Future policy benefits and claims	$—	$(24.1)	$—	$—	$—	$—	$—	$(24.1)

Liabilities at fair value	$—	$(24.1)	$—	$—	$—	$—	$—	$(24.1)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The change in unrealized gains (losses) in operations on assets still held as of the end of the year was $0.2 million for future policy benefits and claims.

[2]	Non-binding broker quotes were utilized to determine fair value of $133.9 million of total assets as of December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs. There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$32.2	$—	$—	$32.2
Obligations of states and political subdivisions	—	243.8	—	243.8
Corporate public securities	1.2	2,657.6	—	2,658.8
Corporate private securities	—	375.0	112.5	487.5
Residential mortgage-backed securities	49.8	401.2	—	451.0
Commercial mortgage-backed securities	—	86.9	—	86.9
Collateralized debt obligations	—	—	73.8	73.8
Other asset-backed securities	—	54.3	0.2	54.5

Total fixed maturity securities at fair value	$83.2	$3,818.8	$186.5	$4,088.5
Equity securities	0.3	2.1	—	2.4
Short-term investments	0.9	63.9	—	64.8

Total other investments at fair value	$1.2	$66.0	$—	$67.2

Investments at fair value	$84.4	$3,884.8	$186.5	$4,155.7

Derivative assets[1]	—	0.4	—	0.4
Separate account assets	1,158.3	—	—	1,158.3

Assets at fair value	$1,242.7	$3,885.2	$186.5	$5,314.4

Liabilities
Derivative liabilities[1]	$—	$(2.7)	$—	$(2.7)

Liabilities at fair value	$—	$(2.7)	$—	$(2.7)

[1]	The notional amounts related to the derivative assets and liabilities outstanding were $3.4 million and $9.4 million as of December 31, 2011, respectively.

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$110.7	$(0.7)	$0.3	$19.6	$(34.7)	$18.4	$(1.1)	$112.5
Collateralized debt obligations	10.5	(0.1)	(0.5)	63.9	—	—	—	73.8
Other fixed maturity securities	3.9	—	—	—	(0.2)	—	(3.5)	0.2

Assets at fair value	$125.1	$(0.8)	$(0.2)	$83.5	$(34.9)	$18.4	$(4.6)	$186.5

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses and other-than-temporary impairment losses. The Company did not have a change in unrealized gains (losses) in operations on assets still held as of the end of the year.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

33

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Total fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$524.3	$537.3	$—	$537.3	$485.2	$495.6
Policy loans	$30.6	$30.6	$—	$30.6	$26.5	$26.5
Liabilities
Investment contracts	$3,150.2	$3,091.6	$—	$3,091.6	$2,661.7	$2,836.5
Long-term debt	$296.6	$313.8	$313.8	$—	$285.1	$260.9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(8)	Long-Term Debt

On December 31, 2010, Olentangy issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $312.7 million in 2016. The principal amount outstanding was $296.6 million and $285.1 million as of December 31, 2012 and 2011, respectively. The Company made interest payments on this surplus note of $9.6 million and $8.7 million during 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

34

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(9)	Federal Income Taxes

The following table summarizes the federal income tax expense attributable to income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax benefit	$(37.9)	$(10.1)	$(40.7)
Deferred tax expense	55.8	32.1	53.9

Total tax expense	$17.9	$22.0	$13.2

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense)	$19.5	35%	$24.2	35%	$13.9	35%
Dividends received deduction	(1.4)	(3)%	(1.8)	(3)%	(1.2)	(3)%
Other, net	(0.2)	—%	(0.4)	—%	0.5	1%

Total	$17.9	32%	$22.0	32%	$13.2	33%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable, due from NLIC, was $26.9 million and payable to NLIC of $4.1 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes refunded were $6.8 million, $41.8 million and $27.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has $0.6 million in foreign tax credit carryforwards, which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

35

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$—	$7.8
Mortgage loans	4.7	5.6
Deferred revenue	10.3	11.5
Other	4.2	1.4

Gross deferred tax assets	$19.2	$26.3

Deferred tax liabilities:
Deferred policy acquisition costs	$93.5	$87.1
Available-for-sale securities	116.5	51.6
Derivatives	8.1	8.2
Value of business acquired	6.0	6.7
Future policy benefits and claims	14.9	—
Other	18.1	14.6

Gross deferred tax liabilities	$257.1	$168.2

Net deferred tax liability	$(237.9)	$(141.9)

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$9.8	$14.7	$7.4
Changes for current year tax positions	(0.5)	(0.1)	2.1
Additions for prior years tax positions	3.6	0.3	5.2
Reductions for prior years tax positions	(11.7)	(5.1)	—

Balance at end of period	$1.2	$9.8	$14.7

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

36

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Statutory Financial Information

Statutory Results

The Company is required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net loss and statutory capital and surplus for the Company for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net loss	$(65.2)	$(61.2)	$(49.5)
Statutory capital and surplus	$311.0	$302.5	$287.2

Dividend Restrictions

The payment of dividends by the Company is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, 2011 and 2010, the Company did not pay any dividends to NLIC.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

37

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiary as a part of its ongoing operations. These include employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases and cash management services. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business and to maintain creditworthiness at a level consistent with that of NLIC. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $32.0 million, $10.5 million and $10.3 million, respectively.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011, and 2010, the Company made lease payments to NMIC of $1.6 million, $0.6 million and $0.8 million, respectively.

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk. The agreement will remain in force until all contract obligations are settled. Amounts ceded to NLIC for the years ended December 31, 2012, 2011 and 2010 include premiums of $750.3 million, $136.9 million and $135.1 million, respectively; net investment income of $115.7 million, $116.5 million and $125.6 million, respectively; policy reserves of $2.82 billion, $2.32 billion and $2.40 billion, respectively; and benefits, claims and other expenses of $826.6 million, $233.7 million and $242.0 million, respectively.

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $146.8 million and $142.7 million as of December 31, 2012 and 2011, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $633.6 million and $585.4 million, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $1.7 million, $2.2 million and $1.4 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2012 and 2011, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2012 and 2011, the most the Company had outstanding at any given time was $40.0 million and $15.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during 2012 and 2011 were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $52.1 million and $45.4 million as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

As of December 31, 2012 and 2011, net intercompany receivables due from affiliates were $15.1 million and $33.0 million, respectively.

Effective December 1, 2010 all of the traditional life insurance business previously ceded to NF Reinsurance, Ltd., an affiliate, was recaptured by the Company. As part of the recapture, the Company received $38.7 million from NF Reinsurance, Ltd. under the recapture agreement, consisting of $37.1 million and $1.6 million for reserves and pending claims, respectively.

Refer to Note 8 for discussion of variable funding surplus note between Olentangy and Nationwide Corporation.

During the first quarter of 2013, NLAIC received $31.0 million in cash capital contributions from NLIC. During 2012 and 2011, NLAIC received $50.0 million and $100.0 million in cash capital contributions from NLIC, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $8.0 million to NMIC. The sale resulted in a net realized loss of $1.6 million in 2011.

(12)	Contingencies

Legal and Regulatory Matters

NFS and its affiliates, including NLAIC (collectively NFS), are subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The Company is subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

39

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(13)	Reinsurance

The following table summarizes the effects of reinsurance on life insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$122.2	$106.4	$92.6
Assumed	—	—	—
Ceded	(25.1)	(25.7)	(45.7)

Net	$97.1	$80.7	$46.9

Life insurance in force
Direct	$72,348.9	$62,504.3	$54,960.1
Assumed	1.1	1.1	1.1
Ceded	(19,631.5)	(19,427.7)	(19,640.0)

Net	$52,718.5	$43,077.7	$35,321.2

Total amounts recoverable under reinsurance contracts totaled $259.6 million and $267.5 million as of December 31, 2012 and 2011, respectively.

40

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule I     Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$26.4	$32.9	$32.9
Obligations of states and political subdivisions	256.3	296.5	296.5
Public utilities	394.1	436.5	436.5
All other corporate	3,955.2	4,240.4	4,240.4

Total fixed maturity securities, available-for-sale	$4,632.0	$5,006.3	$5,006.3

Equity securities, available-for-sale	2.0	2.1	2.1
Mortgage loans, net of allowance	527.7		524.3	[1]
Short-term investments	69.2		69.2
Policy loans	30.6		30.6

Total investments	$5,261.5		$5,632.5

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

41

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule IV     Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life insurance in force	$72,348.9	$(19,631.5)	$1.1	$52,718.5	—
Life insurance premiums [1]	$122.2	$(25.1)	$—	$97.1	—

2011
Life insurance in force	$62,504.3	$(19,427.7)	$1.1	$43,077.7	—
Life insurance premiums [1]	$106.4	$(25.7)	$—	$80.7	—

2010
Life insurance in force	$54,960.1	$(19,640.0)	$1.1	$35,321.2	—
Life insurance premiums [1]	$92.6	$(45.7)	$—	$46.9	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

42

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARY

(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011 and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$4.5	$0.2	$—	$(1.3)	$3.4
2011
Valuation allowances - mortgage loans	$13.2	$3.6	$—	$(12.3)	$4.5
2010
Valuation allowances - mortgage loans	$7.5	$11.3	$—	$(5.6)	$13.2

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

43

PART C. OTHER INFORMATION
Item 26. Exhibits
(a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.
(b)	Not Applicable.
(c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
(d)	Contract – Filed previously with registration statement (333-146073) on September 14, 2007, as document "policyforms.htm" and hereby incorporated by reference.
(e)	Applications – The form of the contract application – Filed previously with registration statement (333-140608) on February 12, 2007, as document "applications.htm," and hereby incorporated by reference.
(f)	Depositor's Certificate of Incorporation and By-Laws –
(1)	Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010, as document "exhibitf1.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010, as document "exhibitf1.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164123) on January 4, 2010, as document "exhibitf1.htm" and hereby incorporated by reference.
(g)	Reinsurance Contracts –
(1)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011, with registration statement (333-156020), as Exhibit (g)(3) and hereby incorporated by reference.
(2)	Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company Atlanta, Georgia, dated January 19, 2005, attached hereto.
(3)	Automatic/Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011, with registration statement (333-149295), as Exhibit (g)(1) and hereby incorporated by reference.
(4)	Automatic and Facultative Yearly Renewable Term Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, previously filed on April 12, 2011, with registration statement (333-149295), as Exhibit (g)(3) and hereby incorporated by reference.
(h)	Form of Participation Agreements –
The following Fund Participation Agreement was previously filed on June 11, 2012 with Post-Effective Amendment No. 28 of registration statement (333-62692) under Exhibit 26(h), and is hereby incorporated by reference:
(1)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 as "northernlightsfpa.htm"
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (26)(h), and is hereby incorporated by reference.
(2)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with Post-Effective Amendment No. 20 of registration statement (333-62692) under Exhibit 26(h), and is hereby incorporated by reference:
(3)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001, under document "rydexfundpartagreement.htm"

The following Fund Participation Agreement was previously filed on April 11, 2012 with Post-Effective Amendment No. 7 of registration statement (333-149213) under Exhibit 26(h), and is hereby incorporated by reference:
(4)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC dated February 8, 2012 as document "dfafpa.htm".
(5)	Fund Participation Agreement with Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended. dated February 5, 2008, under document "delawarefpa.htm."
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (h), and are hereby incorporated by reference.
(6)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(7)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(8)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(9)	Fund Participation agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006, under document "fedfpa99h4.htm"
(10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(11)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(12)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(13)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm".
(14)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(15)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(16)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(17)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(18)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(19)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(20)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(21)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(22)	Fund Participation Agreement with BlackRock Variable Series Funds, Inc. (formerly, FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended April 13, 2004, under document "blackrockfpa.htm".
(23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC. as amended March 28, 2002, under document "pimcofpa.htm".
(24)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended September 1, 1989, under document "vaneckfpa.htm".
(25)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".
(26)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended November 15, 2004, under document "wellsfargofpa.htm".
(i)	Administrative Contracts –
(1)	Northern Lights Variable Trust- Attached hereto.
The following Administrative Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit (i), and is hereby incorporated by reference.
(2)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 as document, "delawareasa.htm."
(3)	Agreement with Goldman, Sachs & Co., dated January 6, 1999, as document "goldmansachsasa.htm".
The following Administrative Agreement was previously filed on April 11, 2012 with Post-Effective Amendment No. 7 of registration statement (333-149213) under Exhibit 26(h), and is hereby incorporated by reference:
(4)	Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012, as document "dfafpa.htm".
The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.
(5)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003, under document "alliancebersteinasa.htm".
(6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.) as amended April 13, 2004, under document "blackrockasa.htm".
(7)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended March 28, 2002, under document "pimcoasaa.htm".
(8)	Administrative Services Agreement with Van Eck Securities Corporation, as amended November 3, 1997, under document "vaneckasa.htm".
(9)	Administrative Services Agreement with Waddell & Reed, Inc. dated December 1, 2000, as amended, as document, "waddellreedasa.htm".
(10)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended November 15, 2004, under document "wellsfargoasa.htm".
The following Administrative Agreement was previously filed on April 18, 2008 with Post-Effective Amendment No. 20 of registration statement (333-62692) under Exhibit 26(i), and is hereby incorporated by reference:
(11)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Administrative Services Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (h), and are hereby incorporated by reference.

(12)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, as document "aimasa99i1a.htm".
(12)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, as document "aimasa99i1b.htm".
(13)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended. See Exhibit B for information related to administrative services, as document "amcentasa99i2.htm".
(14)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".
(15)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006, as document "fedasa99i4a.htm" and Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 as document "fidiiiasa99i5a.htm ".
(16)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".
(16)(b)	Service Contract, with Fidelity Distributors Corporation dated April 1, 2002, as amended, as document "fidiiiasa99i5b.htm".
(17)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".
(18)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".
(19)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, see Article V for information related to administrative services, as document "mfsasa99i9.htm".
(20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, as document "nwasa99i10.htm".
(21)	Fund Participation Agreement with Neuberger Berman Advisers Management Inc. dated January 1, 2006 , as document "neuberasa99i13.htm".
(22)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 17, 2007, as document "oppenasa99i12.htm".
(23)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".
(24)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".
(j)	Not Applicable.
(k)	Opinion of Counsel – Filed previously with registration statement (333-146073) on September 14, 2007, as document "o.htm" and hereby incorporated by reference.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(o)	Not Applicable.
(p)	Not Applicable.
(q)	Redeemability Exemption– Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and hereby incorporated by reference.
(99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account

Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
Waddell & Reed Advisors Funds	InvestEd Portfolios
Waddell & Reed Advisors Accumulative Fund	InvestEd Conservative Portfolio
Waddell & Reed Advisors Asset Strategy Fund	InvestEd Balanced Portfolio
Waddell & Reed Advisors Bond Fund	InvestEd Growth Portfolio
Waddell & Reed Advisors Continental Income Fund	Ivy Funds Variable Insurance Portfolios
Waddell & Reed Advisors Core Investment Fund	Ivy Funds VIP Asset Strategy Portfolio
Waddell & Reed Advisors Cash Management	Ivy Funds VIP Balanced Portfolio
Waddell & Reed Advisors Dividend Opportunities Fund	Ivy Funds VIP Bond Portfolio
Waddell & Reed Advisors Energy Fund	Ivy Funds VIP Core Equity Portfolio
Waddell & Reed Advisors Global Bond Fund	Ivy Funds VIP Dividend Opportunities Portfolio
Waddell & Reed Government Securities Fund	Ivy Funds VIP Energy Portfolio
Waddell & Reed Advisors High Income Fund	Ivy Funds VIP Global Bond Portfolio
Waddell & Reed Advisors International Growth Fund	Ivy Funds VIP Global Natural Resources Portfolio
Waddell & Reed Advisors Municipal Bond Fund	Ivy Funds VIP Growth Portfolio
Waddell & Reed Advisors Municipal High Income Fund	Ivy Funds VIP High Income Portfolio
Waddell & Reed Advisors New Concepts Fund	Ivy Funds VIP International Core Equity Portfolio
Waddell & Reed Advisors Science and Technology Fund	Ivy Funds VIP International Growth Portfolio
Waddell & Reed Advisors Small Cap Fund	Ivy Funds VIP Limited-Term Bond Portfolio
Waddell & Reed Advisors Tax-Managed Equity Fund	Ivy Funds VIP Micro Cap Growth Portfolio
Waddell & Reed Advisors Value Fund	Ivy Funds VIP Mid Cap Growth Portfolio
Waddell & Reed Advisors Vanguard Fund	Ivy Funds VIP Money Market Portfolio
Ivy Funds VIP Pathfinder Aggressive Portfolio
Ivy Funds VIP Pathfinder Conservative Portfolio
Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
Ivy Funds VIP Pathfinder Moderate Portfolio
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operating Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary

Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Melissa A. Clouse	Vice President and Controller
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2013.
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director

TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact